UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Bonds
8.00%, 11/15/2021	338,000	389,347
5.25%, 11/15/2028	4,300,000	5,115,488
5.38%, 2/15/2031	4,500	5,561
4.50%, 2/15/2036	476,000	564,804
5.00%, 5/15/2037	450,000	569,461
4.38%, 2/15/2038	2,014,000	2,376,599
4.25%, 5/15/2039	105,000	122,411
4.38%, 11/15/2039	1,415,000	1,678,544
3.88%, 8/15/2040	100,000	111,016
2.88%, 5/15/2043	2,420,000	2,287,278
3.63%, 8/15/2043	2,715,000	2,911,944
3.75%, 11/15/2043	1,952,000	2,136,677
3.63%, 2/15/2044	2,345,000	2,517,669
2.88%, 8/15/2045	500,000	470,586
3.00%, 11/15/2045	1,000,000	964,062
3.00%, 2/15/2048	90,000	86,576
3.13%, 5/15/2048	176,200	173,770
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300,000	580,139
2.50%, 1/15/2029	100,000	134,914
U.S. Treasury Notes
1.38%, 12/31/2018	200,000	199,576
1.13%, 1/31/2019	150,000	149,408
0.75%, 2/15/2019	200,000	198,820
3.13%, 5/15/2019	1,542,000	1,548,144
3.50%, 5/15/2020	450,000	454,992
2.50%, 5/31/2020	125,000	124,409
2.13%, 8/31/2020	200,000	197,414
2.63%, 11/15/2020	200,000	199,094
1.38%, 1/31/2021	100,000	96,672
3.63%, 2/15/2021	650,000	661,248
2.25%, 4/30/2021	115,000	113,253
2.63%, 5/15/2021	154,500	153,546
3.13%, 5/15/2021	600,000	603,867
2.13%, 8/15/2021	500,000	489,629
2.00%, 10/31/2021	100,000	97,395
2.13%, 12/31/2021	300,000	292,863
1.75%, 2/28/2022	1,000,000	962,656
1.63%, 8/31/2022	1,000,000	952,148
1.75%, 9/30/2022	150,000	143,355
1.50%, 2/28/2023	525,000	493,849
1.75%, 5/15/2023	2,145,000	2,034,734
2.75%, 5/31/2023	934,000	926,411
2.50%, 8/15/2023	600,000	587,859
1.38%, 8/31/2023	700,000	649,852
1.63%, 10/31/2023	2,000,000	1,875,234
2.13%, 2/29/2024	94,000	90,056
2.50%, 5/15/2024	30,000	29,264
2.00%, 6/30/2024	10,000	9,486
2.25%, 11/15/2024	112,000	107,345
2.00%, 2/15/2025	1,000,000	941,875
2.88%, 4/30/2025	146,000	144,877
2.13%, 5/15/2025	500,000	473,555
2.88%, 5/31/2025	318,000	315,429
2.00%, 8/15/2025	728,600	682,863
2.25%, 11/15/2025	500,000	475,313
1.63%, 2/15/2026	59,400	53,915
1.50%, 8/15/2026	28,000	25,006
2.00%, 11/15/2026	84,000	77,736
2.25%, 2/15/2027	108,000	101,676
2.75%, 2/15/2028	65,000	63,393
2.88%, 5/15/2028	1,309,800	1,290,204
U.S. Treasury STRIPS Bonds
1.78%, 2/15/2020 (a)	370,000	356,479
2.40%, 5/15/2020 (a)	3,628,000	3,469,851
1.73%, 8/15/2020 (a)	2,120,000	2,010,790
2.48%, 2/15/2021 (a)	710,000	663,518
1.97%, 5/15/2021 (a)	1,790,000	1,659,339
2.10%, 8/15/2021 (a)	1,800,000	1,656,678
3.21%, 11/15/2021 (a)	615,000	561,945
2.68%, 2/15/2022 (a)	970,000	878,650
2.61%, 5/15/2022 (a)	760,000	682,975
3.00%, 8/15/2022 (a)	200,000	178,370
2.73%, 11/15/2022 (a)	500,000	442,516
2.90%, 2/15/2023 (a)	2,690,000	2,361,986
2.56%, 5/15/2023 (a)	2,420,000	2,108,117
2.17%, 8/15/2023 (a)	1,890,000	1,635,077
2.39%, 11/15/2023 (a)	500,000	428,968
3.16%, 11/15/2024 (a)	110,000	91,521
3.61%, 2/15/2025 (a)	50,000	41,236
4.83%, 5/15/2026 (a)	100,000	79,107
3.40%, 8/15/2026 (a)	23,000	18,062
3.49%, 11/15/2026 (a)	250,000	194,736
3.63%, 2/15/2027 (a)	700,000	540,578
3.48%, 5/15/2027 (a)	725,000	554,924
3.19%, 8/15/2027 (a)	250,000	189,665
3.84%, 11/15/2027 (a)	710,000	534,706
2.98%, 2/15/2028 (a)	27,000	20,134
2.84%, 5/15/2028 (a)	140,000	103,577
6.96%, 8/15/2028 (a)	50,000	36,708
6.75%, 11/15/2028 (a)	100,000	72,822
3.96%, 2/15/2029 (a)	658,000	475,215
3.83%, 8/15/2029 (a)	300,000	213,219
3.75%, 11/15/2029 (a)	200,000	140,843
5.10%, 2/15/2030 (a)	975,000	681,259
4.54%, 5/15/2030 (a)	300,000	208,188
3.82%, 8/15/2030 (a)	300,000	206,159
3.44%, 11/15/2030 (a)	500,000	340,745
4.34%, 2/15/2031 (a)	350,000	236,719
3.76%, 5/15/2031 (a)	275,000	184,388
3.17%, 11/15/2031 (a)	760,000	500,996
3.64%, 2/15/2032 (a)	350,000	228,679
3.45%, 5/15/2032 (a)	2,250,000	1,458,970
3.03%, 8/15/2032 (a)	3,300,000	2,123,460
4.06%, 11/15/2032 (a)	800,000	509,721
3.66%, 2/15/2033 (a)	400,000	252,737
3.74%, 5/15/2033 (a)	1,175,000	736,538
6.03%, 8/15/2033 (a)	100,000	62,147
4.17%, 11/15/2033 (a)	1,025,000	631,663
3.75%, 2/15/2034 (a)	775,000	473,363
2.72%, 5/15/2034 (a)	2,200,000	1,332,628
3.23%, 11/15/2034 (a)	50,000	29,814
3.18%, 2/15/2035 (a)	65,000	38,420
3.45%, 5/15/2035 (a)	250,000	146,630
2.98%, 11/15/2041 (a)	5,100,000	2,450,511

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury STRIPS Notes
1.73%, 5/15/2019 (a)	120,000	118,183
1.59%, 11/15/2019 (a)	1,000,000	970,566
1.67%, 2/15/2020 (a)	5,235,000	5,044,115

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,624,518)		83,654,178

CORPORATE BONDS — 21.2%
Aerospace & Defense — 0.2%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	32,000	30,946
Airbus SE (France) 3.15%, 4/10/2027 (b)	164,000	156,362
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	45,000	44,575
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	51,000	57,899
Harris Corp. 3.83%, 4/27/2025	60,000	58,844
Lockheed Martin Corp. 4.50%, 5/15/2036	70,000	72,872
Northrop Grumman Corp.
3.20%, 2/1/2027	76,000	71,637
3.25%, 1/15/2028	50,000	47,017
Precision Castparts Corp. 3.25%, 6/15/2025	45,000	43,654
Rockwell Collins, Inc. 3.20%, 3/15/2024	28,000	27,019
United Technologies Corp.
3.95%, 8/16/2025	50,000	49,682
4.15%, 5/15/2045	25,000	23,212

		683,719

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	66,000	62,068

Automobiles — 0.3%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	45,000	42,062
Daimler Finance North America LLC (Germany) 1.75%, 10/30/2019 (b)	150,000	147,826
Ford Motor Co.
4.35%, 12/8/2026	46,000	43,312
7.45%, 7/16/2031	77,000	85,768
General Motors Co. 6.60%, 4/1/2036	240,000	255,641
Hyundai Capital America
2.40%, 10/30/2018 (b)	65,000	64,974
2.00%, 7/1/2019 (b)	34,000	33,626
Nissan Motor Acceptance Corp.
1.90%, 9/14/2021 (b)	29,000	27,623
2.80%, 1/13/2022 (b)	50,000	48,666
2.60%, 9/28/2022 (b)	60,000	57,390

		806,888

Banks — 4.2%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	200,000	200,498
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	200,000	199,311
3.45%, 1/21/2028 (b)	200,000	189,526
Bank of America Corp.
Series L, 2.25%, 4/21/2020	250,000	246,665
3.30%, 1/11/2023	150,000	147,746
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	100,000	98,191
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	26,000	25,225
4.00%, 1/22/2025	114,000	112,453
Series L, 3.95%, 4/21/2025	92,000	90,039
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	100,000	96,128
4.45%, 3/3/2026	69,000	69,047
3.25%, 10/21/2027	514,000	477,952
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	260,000	250,128
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	408,000	382,696
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	280,000	273,141
Bank of Montreal (Canada)
1.50%, 7/18/2019	65,000	64,321
2.10%, 12/12/2019	60,000	59,413
Bank of Nova Scotia (The) (Canada) 2.45%, 9/19/2022	200,000	192,510
Barclays plc (United Kingdom)
3.65%, 3/16/2025	200,000	187,816
4.38%, 1/12/2026	220,000	213,408
BB&T Corp. 5.25%, 11/1/2019	50,000	51,165
BNP Paribas SA (France) 3.50%, 3/1/2023 (b)	200,000	195,044
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (b)	250,000	242,613
Canadian Imperial Bank of Commerce (Canada) 1.60%, 9/6/2019	200,000	197,731
Citigroup, Inc.
2.40%, 2/18/2020	50,000	49,511
2.35%, 8/2/2021	23,000	22,284
2.90%, 12/8/2021	100,000	97,893
2.75%, 4/25/2022	200,000	194,257
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	74,000	72,578
4.40%, 6/10/2025	20,000	19,956
5.50%, 9/13/2025	58,000	61,761
3.40%, 5/1/2026	75,000	71,159
4.45%, 9/29/2027	210,000	207,453
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	250,000	238,089
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	50,000	46,012
8.13%, 7/15/2039	56,000	80,734

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.75%, 5/18/2046	50,000	48,865
Citizens Financial Group, Inc. 2.38%, 7/28/2021	24,000	23,153
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	200,000	191,541
3.45%, 3/16/2023 (b)	80,000	79,215
3.90%, 3/16/2028 (b)	80,000	79,240
Cooperatieve Rabobank UA (Netherlands) 4.38%, 8/4/2025	500,000	494,920
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.80%, 6/9/2023	350,000	345,909
3.75%, 3/26/2025	250,000	241,023
Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (b)	200,000	189,635
Fifth Third Bancorp 3.95%, 3/14/2028	70,000	68,679
Glitnir HoldCo ehf (Iceland) 0.00%, 10/15/2008 ‡ (b) (e)	350,000	—
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	400,000	388,119
3.60%, 5/25/2023	229,000	226,673
4.38%, 11/23/2026	200,000	196,471
Huntington Bancshares, Inc.
3.15%, 3/14/2021	73,000	72,365
2.30%, 1/14/2022	88,000	84,271
ING Groep NV (Netherlands)
4.10%, 10/2/2023	200,000	199,835
3.95%, 3/29/2027	200,000	191,865
KeyCorp 2.90%, 9/15/2020	56,000	55,616
Lloyds Banking Group plc (United Kingdom) 4.58%, 12/10/2025	200,000	196,281
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	38,000	37,180
2.67%, 7/25/2022	80,000	77,079
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	200,000	198,935
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	69,000	68,106
Nordea Bank AB (Sweden)
1.63%, 9/30/2019 (b)	200,000	197,318
4.88%, 1/27/2020 (b)	100,000	102,181
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	12,000	12,317
5.13%, 2/8/2020	150,000	153,846
Regions Financial Corp. 3.20%, 2/8/2021	54,000	53,747
Royal Bank of Canada (Canada)
2.00%, 10/1/2018	50,000	50,000
1.88%, 2/5/2020	50,000	49,229
2.75%, 2/1/2022	66,000	64,694
4.65%, 1/27/2026	30,000	30,673
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	87,000	86,946
Societe Generale SA (France) 4.25%, 9/14/2023 (b)	200,000	199,283
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 0.00%, 1/20/2023 (b) (d)	220,000	220,000
4.05%, 4/12/2026 (b)	200,000	192,614
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020	250,000	247,723
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	49,000	47,105
2.44%, 10/19/2021	45,000	43,542
2.85%, 1/11/2022	130,000	126,805
2.78%, 10/18/2022	82,000	78,838
3.10%, 1/17/2023	55,000	53,511
3.01%, 10/19/2026	25,000	23,074
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.05%, 10/18/2019 (b)	200,000	197,787
SunTrust Bank (ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (d)	30,000	29,690
SunTrust Banks, Inc. 2.70%, 1/27/2022	91,000	88,533
Toronto-Dominion Bank (The) (Canada) (USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (d)	47,000	44,139
UBS Group Funding Switzerland AG (Switzerland) 4.13%, 9/24/2025 (b)	200,000	198,657
US Bancorp
7.50%, 6/1/2026	100,000	120,646
Series V, 2.38%, 7/22/2026	100,000	90,530
Wells Fargo & Co.
3.07%, 1/24/2023	245,000	239,059
3.30%, 9/9/2024	80,000	77,529
3.00%, 2/19/2025	200,000	189,406
3.00%, 4/22/2026	84,000	78,129
4.10%, 6/3/2026	24,000	23,685
5.38%, 11/2/2043	200,000	214,535
Westpac Banking Corp. (Australia)
4.88%, 11/19/2019	121,000	123,568
2.85%, 5/13/2026	100,000	92,489
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	140,000	134,828

		13,156,086

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.30%, 2/1/2023	234,000	231,014
3.65%, 2/1/2026	460,000	446,361
4.70%, 2/1/2036	241,000	241,035

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150,000	144,165
4.75%, 4/15/2058	95,000	92,042
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	100,000	95,293
4.42%, 5/25/2025 (b)	30,000	30,118
3.43%, 6/15/2027	20,000	18,478
4.99%, 5/25/2038 (b)	43,000	43,449
PepsiCo, Inc. 4.45%, 4/14/2046	107,000	112,605

		1,454,560

Biotechnology — 0.3%
AbbVie, Inc.
2.00%, 11/6/2018	45,000	44,980
3.60%, 5/14/2025	134,000	129,653
4.50%, 5/14/2035	100,000	95,941
Amgen, Inc.
5.70%, 2/1/2019	40,000	40,421
4.66%, 6/15/2051	50,000	49,217
Baxalta, Inc.
3.60%, 6/23/2022	7,000	6,950
5.25%, 6/23/2045	3,000	3,217
Celgene Corp.
3.63%, 5/15/2024	41,000	40,420
3.45%, 11/15/2027	50,000	46,657
5.70%, 10/15/2040	53,000	56,457
Gilead Sciences, Inc.
3.70%, 4/1/2024	64,000	64,198
3.50%, 2/1/2025	40,000	39,280
3.65%, 3/1/2026	29,000	28,484
4.60%, 9/1/2035	130,000	133,896
4.00%, 9/1/2036	29,000	27,903

		807,674

Building Products — 0.1%
Johnson Controls International plc
3.90%, 2/14/2026	26,000	25,552
5.70%, 3/1/2041	30,000	32,182
4.95%, 7/2/2064 (f)	27,000	25,652
Masco Corp. 6.50%, 8/15/2032	80,000	87,635

		171,021

Capital Markets — 2.2%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	63,000	58,424
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	55,000	56,113
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	83,000	80,360
3.25%, 9/11/2024	100,000	97,803
3.00%, 10/30/2028	100,000	91,567
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	65,000	66,634
4.25%, 5/24/2021	65,000	66,768
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (b)	100,000	105,455
4.45%, 7/15/2045 (b)	21,000	19,478
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55,000	52,249
4.70%, 9/20/2047	44,000	42,128
Charles Schwab Corp. (The) 3.20%, 3/2/2027	100,000	95,103
CME Group, Inc.
3.00%, 3/15/2025	97,000	93,443
5.30%, 9/15/2043	16,000	18,404
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	49,000	47,766
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	100,000	99,540
3.30%, 11/16/2022	100,000	95,096
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	206,000	212,362
2.35%, 11/15/2021	379,000	364,861
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	100,000	97,566
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	438,000	423,678
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	213,000	205,709
3.50%, 1/23/2025	100,000	96,825
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	137,000	130,855
4.25%, 10/21/2025	105,000	103,993
3.50%, 11/16/2026	142,000	134,687
3.85%, 1/26/2027	45,000	43,634
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	209,000	198,817
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	130,000	128,041
6.75%, 10/1/2037	80,000	96,121
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	59,000	60,496
Invesco Finance plc
4.00%, 1/30/2024	29,000	29,085
3.75%, 1/15/2026	36,000	35,395
Jefferies Group LLC 6.45%, 6/8/2027	81,000	87,704
Macquarie Bank Ltd. (Australia)
2.85%, 7/29/2020 (b)	100,000	98,889
4.00%, 7/29/2025 (b)	100,000	99,259
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	220,000	227,315
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	145,000	134,581
Morgan Stanley
5.63%, 9/23/2019	200,000	205,407
2.65%, 1/27/2020	25,000	24,839
5.50%, 7/28/2021	35,000	36,840
2.63%, 11/17/2021	170,000	165,272
2.75%, 5/19/2022	100,000	96,994
3.75%, 2/25/2023	142,000	141,939
4.10%, 5/22/2023	100,000	100,593
3.70%, 10/23/2024	69,000	67,916
4.00%, 7/23/2025	276,000	274,951
5.00%, 11/24/2025	70,000	72,466
3.88%, 1/27/2026	341,000	335,024
4.35%, 9/8/2026	20,000	19,831
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	222,000	210,515

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	255,000	244,632
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	65,000	67,959
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	29,000	27,019
State Street Corp.
3.10%, 5/15/2023	24,000	23,488
3.70%, 11/20/2023	77,000	77,473
3.55%, 8/18/2025	147,000	145,673
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	17,000	16,669
UBS AG (Switzerland) 2.38%, 8/14/2019	250,000	248,979

		6,800,683

Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	50,000	52,116
Chevron Phillips Chemical Co. LLC
3.40%, 12/1/2026 (b)	45,000	43,662
3.70%, 6/1/2028 (b)	80,000	78,877
Dow Chemical Co. (The) 4.25%, 10/1/2034	30,000	28,720
Ecolab, Inc.
3.25%, 1/14/2023	90,000	88,781
3.25%, 12/1/2027	34,000	32,618
EI du Pont de Nemours & Co. 4.90%, 1/15/2041	25,000	25,705
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	45,000	45,377
5.00%, 9/26/2048	52,000	52,002
Mosaic Co. (The)
5.45%, 11/15/2033	36,000	36,702
4.88%, 11/15/2041	8,000	7,349
5.63%, 11/15/2043	80,000	81,779
Nutrien Ltd. (Canada)
3.38%, 3/15/2025	22,000	20,852
4.00%, 12/15/2026	70,000	67,643
4.13%, 3/15/2035	90,000	82,268
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	29,000	27,849
Union Carbide Corp.
7.50%, 6/1/2025	100,000	115,812
7.75%, 10/1/2096	80,000	102,444
Westlake Chemical Corp. 4.38%, 11/15/2047	36,000	31,929

		1,022,485

Commercial Services & Supplies — 0.0% (c)
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (b)	70,000	69,191
Republic Services, Inc.
3.55%, 6/1/2022	21,000	20,992
2.90%, 7/1/2026	21,000	19,527

		109,710

Communications Equipment — 0.1%
Cisco Systems, Inc.
1.85%, 9/20/2021	50,000	48,231
3.00%, 6/15/2022	56,000	55,701
5.90%, 2/15/2039	75,000	93,214

		197,146

Construction Materials — 0.0% (c)
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	52,000	47,740

Consumer Finance — 0.7%
American Express Credit Corp.
2.25%, 5/5/2021	73,000	71,137
2.70%, 3/3/2022	105,000	102,288
American Honda Finance Corp.
2.25%, 8/15/2019	33,000	32,848
2.30%, 9/9/2026	17,000	15,325
Capital One Financial Corp.
3.75%, 4/24/2024	130,000	127,670
4.20%, 10/29/2025	40,000	39,067
3.75%, 7/28/2026	196,000	182,799
Caterpillar Financial Services Corp.
7.15%, 2/15/2019	50,000	50,822
1.93%, 10/1/2021	175,000	168,271
Ford Motor Credit Co. LLC
5.88%, 8/2/2021	200,000	209,159
3.81%, 1/9/2024	200,000	190,638
General Motors Financial Co., Inc.
3.45%, 4/10/2022	50,000	49,206
3.70%, 5/9/2023	68,000	66,500
3.95%, 4/13/2024	120,000	116,839
3.50%, 11/7/2024	80,000	75,340
4.00%, 1/15/2025	80,000	77,449
4.35%, 4/9/2025	80,000	78,558
4.30%, 7/13/2025	35,000	34,063
HSBC USA, Inc. 2.35%, 3/5/2020	135,000	133,516
John Deere Capital Corp.
3.15%, 10/15/2021	42,000	41,874
3.35%, 6/12/2024	82,000	80,987
Synchrony Financial 3.70%, 8/4/2026	70,000	63,195
Toyota Motor Credit Corp. 2.13%, 7/18/2019	100,000	99,583

		2,107,134

Containers & Packaging — 0.1%
International Paper Co.
3.00%, 2/15/2027	57,000	52,308
7.30%, 11/15/2039	40,000	50,750
WestRock Co. 3.00%, 9/15/2024 (b)	80,000	75,606

		178,664

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	86,000	75,674

Diversified Financial Services — 0.6%
AIG Global Funding 1.90%, 10/6/2021 (b)	100,000	95,384
CK Hutchison International Ltd. (Hong Kong) 1.88%, 10/3/2021 (b)	200,000	189,636

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	251,000	245,245
4.42%, 11/15/2035	600,000	562,360
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	58,000	56,720
3.48%, 6/16/2025 (b)	67,000	65,199
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	200,000	190,619
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/1/2018	35,000	35,217
2.95%, 2/7/2024	44,000	42,578
3.40%, 2/7/2028	100,000	97,010
ORIX Corp. (Japan)
2.90%, 7/18/2022	40,000	38,678
3.25%, 12/4/2024	100,000	95,191
3.70%, 7/18/2027	100,000	95,809
Shell International Finance BV (Netherlands)
2.13%, 5/11/2020	70,000	69,071
4.13%, 5/11/2035	107,000	108,238
Voya Financial, Inc. 3.65%, 6/15/2026	20,000	19,046

		2,006,001

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
5.80%, 2/15/2019	50,000	50,582
3.95%, 1/15/2025	66,000	64,952
4.13%, 2/17/2026	117,000	115,552
4.30%, 2/15/2030 (b)	338,000	324,826
5.25%, 3/1/2037	100,000	99,544
4.90%, 8/15/2037 (b)	230,000	219,642
6.00%, 8/15/2040	125,000	133,654
5.35%, 9/1/2040	228,000	225,840
Centel Capital Corp. 9.00%, 10/15/2019	50,000	52,250
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	25,000	25,693
5.46%, 2/16/2021	19,000	19,836
7.05%, 6/20/2036	50,000	60,252
Verizon Communications, Inc.
3.45%, 3/15/2021	53,000	53,209
3.38%, 2/15/2025	89,000	86,563
4.50%, 8/10/2033	125,000	123,979
4.40%, 11/1/2034	209,000	203,579
4.27%, 1/15/2036	20,000	19,038
5.25%, 3/16/2037	69,000	73,478

		1,952,469

Electric Utilities — 1.3%
Alabama Power Co. 6.13%, 5/15/2038	62,000	75,040
Avangrid, Inc. 3.15%, 12/1/2024	72,000	68,610
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	47,000	41,307
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	51,000	49,295
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	200,000	190,095
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (b)	95,000	89,554
Commonwealth Edison Co. 3.65%, 6/15/2046	30,000	27,132
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	41,000	40,333
Duke Energy Carolinas LLC 4.30%, 6/15/2020	39,000	39,884
Duke Energy Corp. 2.65%, 9/1/2026	100,000	90,368
Duke Energy Indiana LLC
6.35%, 8/15/2038	60,000	76,989
3.75%, 5/15/2046	60,000	54,781
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	46,000	41,690
Duke Energy Progress LLC
5.30%, 1/15/2019	25,000	25,178
3.70%, 10/15/2046	54,000	49,238
Edison International 4.13%, 3/15/2028	35,000	34,622
Electricite de France SA (France)
2.15%, 1/22/2019 (b)	40,000	39,934
6.00%, 1/22/2114 (b)	75,000	73,123
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	220,000	199,156
Entergy Arkansas, Inc. 3.50%, 4/1/2026	22,000	21,667
Entergy Corp. 2.95%, 9/1/2026	21,000	19,283
Entergy Louisiana LLC
2.40%, 10/1/2026	59,000	53,133
3.05%, 6/1/2031	38,000	34,455
4.00%, 3/15/2033	40,000	40,066
Entergy Mississippi, Inc. 2.85%, 6/1/2028	33,000	30,164
Evergy, Inc. 4.85%, 6/1/2021	18,000	18,380
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	26,000	26,406
Florida Power & Light Co.
5.40%, 9/1/2035	50,000	56,300
5.95%, 2/1/2038	30,000	36,628
Fortis, Inc. (Canada) 3.06%, 10/4/2026	200,000	183,418
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	100,000	122,395
ITC Holdings Corp. 2.70%, 11/15/2022	100,000	95,903
Jersey Central Power & Light Co. 6.15%, 6/1/2037	30,000	35,043
Kansas City Power & Light Co.
3.15%, 3/15/2023	24,000	23,429
5.30%, 10/1/2041	50,000	54,967
4.20%, 3/15/2048	50,000	47,876
Massachusetts Electric Co.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.00%, 8/15/2046 (b)	56,000	52,905
MidAmerican Energy Co.
3.50%, 10/15/2024	59,000	58,893
3.10%, 5/1/2027	93,000	88,552
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	40,000	39,616
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	45,000	41,559
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	27,000	25,962
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (b)	40,000	40,623
3.51%, 10/1/2024 (b)	19,000	18,780
Northern States Power Co. 6.25%, 6/1/2036	65,000	80,746
Oncor Electric Delivery Co. LLC 7.00%, 9/1/2022	25,000	28,261
Pacific Gas & Electric Co.
2.95%, 3/1/2026	43,000	39,106
6.05%, 3/1/2034	100,000	112,562
4.50%, 12/15/2041	24,000	22,012
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	19,000	17,676
Potomac Electric Power Co. 6.50%, 11/15/2037	75,000	96,231
PPL Capital Funding, Inc.
3.40%, 6/1/2023	30,000	29,463
4.00%, 9/15/2047	20,000	17,966
Progress Energy, Inc. 4.40%, 1/15/2021	35,000	35,674
Public Service Co. of Colorado 3.20%, 11/15/2020	18,000	18,019
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	175,000	220,017
Public Service Electric & Gas Co.
3.00%, 5/15/2025	83,000	79,487
5.38%, 11/1/2039	28,000	32,016
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53,000	52,658
Series B, 3.65%, 3/1/2028	80,000	78,101
Series 05-B, 5.55%, 1/15/2036	80,000	88,962
Toledo Edison Co. (The) 6.15%, 5/15/2037	50,000	59,881
Union Electric Co. 2.95%, 6/15/2027	36,000	33,682
Virginia Electric & Power Co.
Series A, 3.80%, 4/1/2028	60,000	59,931
6.35%, 11/30/2037	70,000	87,735
Xcel Energy, Inc. 6.50%, 7/1/2036	7,000	8,861

		3,871,779

Electrical Equipment — 0.0% (c)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	23,000	22,570

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc.
4.50%, 3/1/2023	8,000	8,087
3.25%, 9/8/2024	44,000	41,578
3.88%, 1/12/2028	22,000	20,483

		70,148

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	40,000	42,054
Halliburton Co.
3.50%, 8/1/2023	54,000	53,790
4.85%, 11/15/2035	30,000	31,345
6.70%, 9/15/2038	60,000	74,112
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (b)	60,000	59,677

		260,978

Entertainment — 0.2%
21st Century Fox America, Inc.
7.30%, 4/30/2028	150,000	183,469
6.65%, 11/15/2037	50,000	66,013
NBCUniversal Media LLC 5.95%, 4/1/2041	75,000	85,987
Viacom, Inc.
3.88%, 4/1/2024	36,000	35,363
6.88%, 4/30/2036	70,000	79,609
Walt Disney Co. (The) 1.85%, 7/30/2026	81,000	71,196
Warner Media LLC
4.75%, 3/29/2021	35,000	36,056
3.55%, 6/1/2024	155,000	150,279
3.60%, 7/15/2025	45,000	43,102

		751,074

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.
5.90%, 11/1/2021	30,000	31,892
3.50%, 1/31/2023	87,000	85,669
5.00%, 2/15/2024	71,000	74,249
3.38%, 10/15/2026	44,000	40,956
American Tower Trust #1 3.07%, 3/15/2023 (b)	80,000	78,116
AvalonBay Communities, Inc.
2.85%, 3/15/2023	50,000	48,463
3.50%, 11/15/2024	50,000	49,393
3.90%, 10/15/2046	32,000	29,336
Boston Properties LP
3.13%, 9/1/2023	30,000	29,162
3.20%, 1/15/2025	61,000	58,344
3.65%, 2/1/2026	67,000	64,876
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50,000	48,172
3.85%, 2/1/2025	50,000	48,158
Crown Castle International Corp.
4.88%, 4/15/2022	30,000	30,949
5.25%, 1/15/2023	60,000	62,880
4.00%, 3/1/2027	24,000	23,239
DDR Corp. 3.63%, 2/1/2025	61,000	57,774
Digital Realty Trust LP 3.70%, 8/15/2027	31,000	29,432
Duke Realty LP 3.25%, 6/30/2026	18,000	16,925
EPR Properties 4.50%, 6/1/2027	54,000	51,583

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.95%, 4/15/2028	40,000	39,283
Equity Commonwealth 5.88%, 9/15/2020	165,000	169,662
ERP Operating LP
3.00%, 4/15/2023	50,000	48,713
2.85%, 11/1/2026	46,000	42,597
3.50%, 3/1/2028	61,000	58,847
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	79,000	73,268
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	43,000	40,169
Government Properties Income Trust
3.75%, 8/15/2019	320,000	321,199
4.00%, 7/15/2022	78,000	77,100
HCP, Inc. 3.88%, 8/15/2024	115,000	112,423
Liberty Property LP 3.25%, 10/1/2026	19,000	17,679
National Retail Properties, Inc. 3.60%, 12/15/2026	58,000	55,198
Realty Income Corp.
3.88%, 7/15/2024	20,000	19,918
3.88%, 4/15/2025	60,000	59,488
4.65%, 3/15/2047	38,000	38,124
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	170,000	163,347
Select Income 3.60%, 2/1/2020	130,000	129,300
Senior Housing Properties Trust
3.25%, 5/1/2019	60,000	59,975
4.75%, 2/15/2028	80,000	77,314
Simon Property Group LP
4.38%, 3/1/2021	70,000	71,742
2.50%, 7/15/2021	119,000	116,478
UDR, Inc. 2.95%, 9/1/2026	28,000	25,633
Ventas Realty LP
4.13%, 1/15/2026	34,000	33,453
3.85%, 4/1/2027	49,000	47,202
VEREIT Operating Partnership LP 4.60%, 2/6/2024	170,000	170,884
Vornado Realty LP 3.50%, 1/15/2025	60,000	57,416
Welltower, Inc.
4.50%, 1/15/2024	37,000	37,600
4.00%, 6/1/2025	70,000	69,034

		3,192,614

Food & Staples Retailing — 0.2%
Costco Wholesale Corp. 2.75%, 5/18/2024	21,000	20,316
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	77,884	90,603
4.70%, 1/10/2036 (b)	172,921	170,327
Kroger Co. (The) 5.40%, 7/15/2040	18,000	18,415
Sysco Corp. 3.55%, 3/15/2025	55,000	53,789
Walgreen Co. 4.40%, 9/15/2042	50,000	45,686
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	47,000	46,399
4.50%, 11/18/2034	23,000	22,620

		468,155

Food Products — 0.2%
Campbell Soup Co. 3.95%, 3/15/2025	90,000	86,984
Cargill, Inc. 3.25%, 3/1/2023 (b)	25,000	24,656
General Mills, Inc.
4.00%, 4/17/2025	60,000	59,366
4.20%, 4/17/2028	40,000	39,451
Kellogg Co. 3.40%, 11/15/2027	38,000	35,300
Kraft Heinz Foods Co.
4.00%, 6/15/2023	31,000	31,054
5.00%, 7/15/2035	100,000	98,671
6.88%, 1/26/2039	61,000	71,187
McCormick & Co., Inc. 3.15%, 8/15/2024	54,000	51,885
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	27,000	27,321
Tyson Foods, Inc.
3.95%, 8/15/2024	49,000	48,972
4.88%, 8/15/2034	20,000	20,102

		594,949

Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	50,000	48,557
Boston Gas Co. 4.49%, 2/15/2042 (b)	22,000	22,179
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	80,000	78,837
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	25,000	25,446
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	49,000	48,255
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53,000	67,984
4.80%, 3/15/2047 (b)	26,000	25,742
Southwest Gas Corp. 3.80%, 9/29/2046	44,000	39,429

		356,429

Health Care Equipment & Supplies — 0.0% (c)
Abbott Laboratories 3.88%, 9/15/2025	90,000	90,538
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	27,000	26,816

		117,354

Health Care Providers & Services — 0.6%
Aetna, Inc. 2.80%, 6/15/2023	30,000	28,741
Anthem, Inc.
3.30%, 1/15/2023	18,000	17,757
3.35%, 12/1/2024	70,000	67,994
4.10%, 3/1/2028	55,000	54,145
4.65%, 1/15/2043	18,000	17,693
4.65%, 8/15/2044	65,000	63,862
CVS Health Corp.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.00%, 12/5/2023	116,000	116,208
4.10%, 3/25/2025	354,000	352,900
4.30%, 3/25/2028	95,000	94,063
4.78%, 3/25/2038	140,000	138,910
5.05%, 3/25/2048	78,000	79,688
Express Scripts Holding Co.
3.50%, 6/15/2024	48,000	46,693
4.50%, 2/25/2026	127,000	128,083
Magellan Health, Inc. 4.40%, 9/22/2024	125,000	120,585
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	83,000	77,812
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	36,000	32,944
Quest Diagnostics, Inc. 3.45%, 6/1/2026	17,000	16,142
UnitedHealth Group, Inc.
1.63%, 3/15/2019	36,000	35,827
2.13%, 3/15/2021	175,000	170,873
2.75%, 2/15/2023	42,000	40,730
4.63%, 7/15/2035	34,000	36,182

		1,737,832

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald’s Corp. 4.70%, 12/9/2035	60,000	62,302

Household Durables — 0.0% (c)
Newell Brands, Inc. 5.38%, 4/1/2036	50,000	48,140

Household Products — 0.0% (c)
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	27,861	29,845
Procter & Gamble Co. (The) 2.70%, 2/2/2026	80,000	75,819

		105,664

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	50,000	49,542
4.25%, 6/15/2022	38,000	38,559
6.25%, 10/1/2039	100,000	108,743
5.75%, 10/1/2041	29,000	29,491
PSEG Power LLC 4.15%, 9/15/2021	37,000	37,463
Southern Power Co. 5.15%, 9/15/2041	50,000	50,363
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	25,000	22,725

		336,886

Industrial Conglomerates — 0.1%
General Electric Co.
5.50%, 1/8/2020	88,000	90,540
5.88%, 1/14/2038	100,000	111,490
Honeywell International, Inc. 2.50%, 11/1/2026	150,000	138,779

		340,809

Insurance — 1.1%
AIA Group Ltd. (Hong Kong) 3.90%, 4/6/2028 (b)	210,000	205,792
Allstate Corp. (The) 3.15%, 6/15/2023	31,000	30,409
American International Group, Inc.
4.13%, 2/15/2024	59,000	59,250
3.75%, 7/10/2025	24,000	23,369
Assurant, Inc. 4.20%, 9/27/2023	85,000	84,518
Athene Global Funding
2.75%, 4/20/2020 (b)	106,000	104,671
4.00%, 1/25/2022 (b)	44,000	44,087
Athene Holding Ltd. 4.13%, 1/12/2028	90,000	84,043
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	100,000	120,124
4.30%, 5/15/2043	62,000	62,567
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42,000	41,104
2.70%, 3/13/2023	120,000	115,990
CNA Financial Corp. 3.95%, 5/15/2024	44,000	43,754
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (g) (h)	200,000	186,500
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	75,000	70,552
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	21,000	20,549
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	70,000	66,237
Jackson National Life Global Funding
1.88%, 10/15/2018 (b)	97,000	96,978
3.05%, 4/29/2026 (b)	104,000	97,124
Liberty Mutual Group, Inc.
4.95%, 5/1/2022 (b)	27,000	27,960
6.50%, 3/15/2035 (b)	50,000	58,384
Lincoln National Corp.
4.20%, 3/15/2022	20,000	20,287
4.00%, 9/1/2023	50,000	50,553
3.80%, 3/1/2028	80,000	77,186
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	100,000	95,225
Markel Corp. 3.63%, 3/30/2023	40,000	39,238
Massachusetts Mutual Life Insurance Co. 8.88%, 6/1/2039 (b)	19,000	29,145
MetLife, Inc.
3.60%, 11/13/2025	87,000	86,648
4.13%, 8/13/2042	28,000	26,508
Metropolitan Life Global Funding I 2.30%, 4/10/2019 (b)	175,000	174,657
New York Life Global Funding

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
2.00%, 4/13/2021 (b)	29,000	28,138
2.35%, 7/14/2026 (b)	65,000	58,895
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	100,032
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	50,000	44,960
Principal Financial Group, Inc. 3.13%, 5/15/2023	30,000	29,228
Principal Life Global Funding II 2.15%, 1/10/2020 (b)	100,000	98,934
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (g) (h)	50,000	49,875
Protective Life Global Funding 2.00%, 9/14/2021 (b)	180,000	172,578
Prudential Financial, Inc. 3.91%, 12/7/2047	61,000	54,788
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150,000	183,752
Reliance Standard Life Global Funding II
2.50%, 1/15/2020 (b)	100,000	98,978
3.85%, 9/19/2023 (b)	105,000	104,677
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	50,000	48,429
Torchmark Corp. 4.55%, 9/15/2028	75,000	75,324

		3,391,997

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024	66,000	63,733
4.80%, 12/5/2034	65,000	70,827
3.88%, 8/22/2037	80,000	78,215
4.25%, 8/22/2057	100,000	99,762
Booking Holdings, Inc. 3.55%, 3/15/2028	100,000	95,536

		408,073

IT Services — 0.2%
DXC Technology Co.
4.25%, 4/15/2024	34,000	34,077
7.45%, 10/15/2029	50,000	60,026
IBM Credit LLC 3.00%, 2/6/2023	110,000	108,111
International Business Machines Corp.
2.25%, 2/19/2021	174,000	170,482
6.22%, 8/1/2027	50,000	58,718
Western Union Co. (The)
3.60%, 3/15/2022	100,000	98,843
6.20%, 6/21/2040	30,000	29,641

		559,898

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	30,000	27,814

Machinery — 0.1%
Illinois Tool Works, Inc. 4.88%, 9/15/2041	80,000	87,484
Nvent Finance SARL (United Kingdom) 4.55%, 4/15/2028 (b)	75,000	72,976
Parker-Hannifin Corp.
4.45%, 11/21/2044	30,000	30,575
4.10%, 3/1/2047	21,000	20,528

		211,563

Media — 0.5%
CBS Corp.
3.70%, 8/15/2024	99,000	96,230
4.00%, 1/15/2026	42,000	41,145
Charter Communications Operating LLC
4.91%, 7/23/2025	194,000	196,901
5.38%, 4/1/2038	38,000	36,782
Comcast Cable Holdings LLC 10.13%, 4/15/2022	75,000	91,394
Comcast Corp.
3.55%, 5/1/2028	66,000	63,155
4.25%, 1/15/2033	167,000	163,568
4.20%, 8/15/2034	89,000	85,588
6.50%, 11/15/2035	35,000	42,186
3.90%, 3/1/2038	32,000	29,265
4.00%, 11/1/2049	52,000	46,289
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	67,000	62,206
4.60%, 8/15/2047 (b)	39,000	36,393
Discovery Communications LLC
4.38%, 6/15/2021	78,000	79,481
3.95%, 3/20/2028	42,000	39,872
6.35%, 6/1/2040	90,000	98,754
Time Warner Cable LLC
6.55%, 5/1/2037	50,000	54,172
7.30%, 7/1/2038	50,000	57,201
5.50%, 9/1/2041	100,000	96,178
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	175,000	217,175

		1,633,935

Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	200,000	184,245
Nucor Corp.
4.00%, 8/1/2023	213,000	217,140
6.40%, 12/1/2037	30,000	36,609
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	80,000	87,800
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	15,000	16,293
6.88%, 11/21/2036	140,000	161,957

		704,044

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	55,000	54,213
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	30,000	31,733

		85,946

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	110,000	109,455
2.95%, 2/15/2027	47,000	43,278
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38,000	44,446
4.50%, 5/15/2058	54,000	53,325
Consumers Energy Co. 3.25%, 8/15/2046	19,000	16,216
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	48,721
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	60,000	57,843
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	50,000	47,526
NiSource, Inc. 6.25%, 12/15/2040	130,000	150,473
San Diego Gas & Electric Co. 5.35%, 5/15/2035	70,000	78,359
Sempra Energy 4.05%, 12/1/2023	62,000	62,339
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	37,000	36,900
2.45%, 10/1/2023	19,000	17,821
3.25%, 6/15/2026	17,000	15,886
5.88%, 3/15/2041	96,000	109,352
4.40%, 6/1/2043	42,000	40,297
3.95%, 10/1/2046	21,000	18,486
WEC Energy Group, Inc. 3.55%, 6/15/2025	43,000	42,191

		992,914

Oil, Gas & Consumable Fuels — 2.0%
Andeavor Logistics LP 5.25%, 1/15/2025	45,000	46,088
Apache Corp. 6.00%, 1/15/2037	28,000	30,563
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	50,000	49,451
4.25%, 7/15/2027 (b)	73,000	71,179
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	150,000	151,731
3.22%, 4/14/2024	221,000	215,983
3.51%, 3/17/2025	15,000	14,829
3.02%, 1/16/2027	35,000	32,905
3.28%, 9/19/2027	140,000	133,856
Buckeye Partners LP
4.88%, 2/1/2021	15,000	15,270
3.95%, 12/1/2026	23,000	21,213
5.85%, 11/15/2043	100,000	96,312
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	65,000	64,140
5.85%, 2/1/2035	50,000	55,408
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	158,000	177,978
Chevron Corp.
2.41%, 3/3/2022	150,000	145,911
2.36%, 12/5/2022	20,000	19,272
2.57%, 5/16/2023	200,000	193,334
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200,000	201,832
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28,000	29,764
4.13%, 1/16/2025	33,000	32,218
5.38%, 6/26/2026	39,000	40,267
Enable Midstream Partners LP 4.95%, 5/15/2028	40,000	39,676
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	27,000	26,063
4.50%, 6/10/2044	75,000	72,681
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	60,000	57,905
Encana Corp. (Canada) 7.20%, 11/1/2031	80,000	96,958
Energy Transfer Partners LP
5.00%, 10/1/2022	141,000	146,014
3.60%, 2/1/2023	9,000	8,843
4.90%, 2/1/2024	68,000	70,071
4.05%, 3/15/2025	45,000	44,036
4.75%, 1/15/2026	32,000	32,320
6.05%, 6/1/2041	100,000	104,507
6.50%, 2/1/2042	17,000	18,646
Eni USA, Inc. (United Kingdom) 7.30%, 11/15/2027	50,000	59,104
Enterprise Products Operating LLC
3.90%, 2/15/2024	25,000	25,219
3.75%, 2/15/2025	25,000	24,950
3.70%, 2/15/2026	38,000	37,404
Series D, 6.88%, 3/1/2033	86,000	106,589
7.55%, 4/15/2038	170,000	222,875
5.10%, 2/15/2045	16,000	16,859
4.95%, 10/15/2054	6,000	5,989
EQT Corp. 3.90%, 10/1/2027	60,000	56,195
Equinor ASA (Norway)
2.65%, 1/15/2024	143,000	136,895
3.25%, 11/10/2024	23,000	22,595
Kerr-McGee Corp. 7.88%, 9/15/2031	90,000	112,031
Kinder Morgan, Inc. 4.30%, 3/1/2028	140,000	138,701
Magellan Midstream Partners LP
3.20%, 3/15/2025	14,000	13,300
6.40%, 5/1/2037	70,000	79,660
4.20%, 12/1/2042	27,000	23,513
Marathon Petroleum Corp. 3.63%, 9/15/2024	29,000	28,611
MPLX LP
4.88%, 12/1/2024	140,000	145,398
4.13%, 3/1/2027	52,000	50,626
Noble Energy, Inc. 6.00%, 3/1/2041	114,000	121,830
Occidental Petroleum Corp. 3.00%, 2/15/2027	55,000	52,229
ONEOK Partners LP
8.63%, 3/1/2019	40,000	40,904
3.38%, 10/1/2022	8,000	7,877

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.00%, 9/15/2023	72,000	75,023
4.90%, 3/15/2025	100,000	103,752
6.65%, 10/1/2036	15,000	17,542
Petro-Canada (Canada) 6.80%, 5/15/2038	105,000	133,700
Petroleos Mexicanos (Mexico)
4.63%, 9/21/2023	100,000	98,900
4.88%, 1/18/2024	20,000	19,830
6.88%, 8/4/2026	26,000	27,362
6.50%, 3/13/2027	262,000	266,323
5.35%, 2/12/2028 (b)	42,000	39,585
6.63%, 6/15/2035	150,000	147,900
6.38%, 1/23/2045	42,000	38,756
6.75%, 9/21/2047	110,000	104,500
Phillips 66 3.90%, 3/15/2028	70,000	69,007
Phillips 66 Partners LP 4.90%, 10/1/2046	37,000	36,263
Plains All American Pipeline LP
3.60%, 11/1/2024	50,000	48,109
4.65%, 10/15/2025	30,000	30,303
4.30%, 1/31/2043	30,000	25,456
Spectra Energy Partners LP
3.50%, 3/15/2025	19,000	18,299
5.95%, 9/25/2043	25,000	28,147
4.50%, 3/15/2045	7,000	6,686
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	60,000	68,640
Sunoco Logistics Partners Operations LP
4.25%, 4/1/2024	13,000	12,965
3.90%, 7/15/2026	24,000	22,759
6.10%, 2/15/2042	60,000	63,200
5.35%, 5/15/2045	53,000	51,603
TC PipeLines LP 3.90%, 5/25/2027	26,000	24,670
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	15,000	14,161
Total Capital International SA (France)
2.75%, 6/19/2021	50,000	49,477
3.70%, 1/15/2024	25,000	25,176
TransCanada PipeLines Ltd. (Canada)
7.13%, 1/15/2019	50,000	50,619
6.20%, 10/15/2037	70,000	81,639
4.75%, 5/15/2038	80,000	81,346
Valero Energy Corp. 7.50%, 4/15/2032	20,000	25,456
Western Gas Partners LP
3.95%, 6/1/2025	50,000	47,662
4.50%, 3/1/2028	16,000	15,340
5.45%, 4/1/2044	26,000	24,331
5.30%, 3/1/2048	34,000	31,116
Williams Cos., Inc. (The)
3.90%, 1/15/2025	25,000	24,450
4.85%, 3/1/2048	53,000	51,153

		6,187,784

Pharmaceuticals — 0.3%
Allergan Funding SCS
3.45%, 3/15/2022	52,000	51,669
3.85%, 6/15/2024	42,000	41,533
Allergan, Inc.
3.38%, 9/15/2020	43,000	42,982
2.80%, 3/15/2023	100,000	95,321
Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (b)	9,000	7,591
Johnson & Johnson
2.63%, 1/15/2025	121,000	116,186
4.38%, 12/5/2033	19,000	20,240
3.40%, 1/15/2038	123,000	114,434
Merck & Co., Inc.
2.80%, 5/18/2023	63,000	61,659
3.70%, 2/10/2045	10,000	9,530
Mylan NV 3.95%, 6/15/2026	35,000	33,109
Mylan, Inc.
3.13%, 1/15/2023 (b)	25,000	23,850
5.40%, 11/29/2043	21,000	20,027
Pfizer, Inc. 3.00%, 12/15/2026	150,000	143,746
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	83,000	79,151
3.20%, 9/23/2026	70,000	64,601

		925,629

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	200,000	196,083

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	50,000	49,149
5.75%, 5/1/2040	85,000	101,598
5.40%, 6/1/2041	126,000	144,086
4.38%, 9/1/2042	25,000	25,386
5.15%, 9/1/2043	77,000	86,207
4.70%, 9/1/2045	35,000	37,078
Canadian Pacific Railway Co. (Canada)
4.50%, 1/15/2022	35,000	36,035
6.13%, 9/15/2115	55,000	64,922
CSX Corp.
4.25%, 6/1/2021	33,000	33,700
5.50%, 4/15/2041	50,000	55,820
ERAC USA Finance LLC
4.50%, 8/16/2021 (b)	45,000	46,084
2.60%, 12/1/2021 (b)	50,000	48,281
7.00%, 10/15/2037 (b)	160,000	200,177
5.63%, 3/15/2042 (b)	12,000	13,103
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	70,000	69,175
Norfolk Southern Corp.
3.95%, 10/1/2042	70,000	65,256
4.05%, 8/15/2052	40,000	37,395
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	25,000	24,488
3.40%, 11/15/2026 (b)	25,000	23,260
4.20%, 4/1/2027 (b)	75,000	73,577
Ryder System, Inc. 2.25%, 9/1/2021	100,000	96,464

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Union Pacific Corp. 4.10%, 9/15/2067	70,000	61,857

		1,393,098

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 4.50%, 12/5/2036	64,000	62,212
Broadcom Corp.
3.63%, 1/15/2024	120,000	116,375
3.88%, 1/15/2027	100,000	94,311
Intel Corp.
3.70%, 7/29/2025	49,000	49,291
4.00%, 12/15/2032	60,000	60,863
4.10%, 5/19/2046	38,000	37,506
3.73%, 12/8/2047	26,000	24,186
QUALCOMM, Inc. 3.25%, 5/20/2027	75,000	70,485

		515,229

Software — 0.5%
Microsoft Corp.
2.38%, 2/12/2022	30,000	29,280
2.65%, 11/3/2022	160,000	156,699
2.38%, 5/1/2023	53,000	51,266
2.00%, 8/8/2023	125,000	118,118
2.88%, 2/6/2024	90,000	87,958
3.50%, 2/12/2035	68,000	65,509
3.45%, 8/8/2036	125,000	119,079
4.00%, 2/12/2055	19,000	18,794
3.95%, 8/8/2056	48,000	46,875
4.50%, 2/6/2057	119,000	128,172
Oracle Corp.
2.50%, 5/15/2022	52,000	50,603
2.40%, 9/15/2023	101,000	96,392
4.30%, 7/8/2034	200,000	204,025
3.90%, 5/15/2035	200,000	193,323
VMware, Inc. 2.95%, 8/21/2022	101,000	97,196

		1,463,289

Specialty Retail — 0.1%
Home Depot, Inc. (The)
2.13%, 9/15/2026	58,000	51,955
4.20%, 4/1/2043	34,000	34,213
Lowe’s Cos., Inc. 3.38%, 9/15/2025	72,000	70,829
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80,000	76,546
3.60%, 9/1/2027	49,000	46,458

		280,001

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.85%, 5/6/2021	126,000	125,362
2.15%, 2/9/2022	181,000	174,965
3.00%, 2/9/2024	197,000	193,077
2.85%, 5/11/2024	62,000	60,197
2.75%, 1/13/2025	150,000	143,651
3.20%, 5/13/2025	32,000	31,372
2.45%, 8/4/2026	74,000	68,204
3.20%, 5/11/2027	57,000	55,075
3.00%, 6/20/2027	56,000	53,257
4.50%, 2/23/2036	43,000	46,179
3.45%, 2/9/2045	31,000	27,766
3.85%, 8/4/2046	117,000	112,009
3.75%, 9/12/2047	140,000	131,062
Dell International LLC 6.02%, 6/15/2026 (b)	135,000	143,768
Dell, Inc. 7.10%, 4/15/2028	25,000	26,812

		1,392,756

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) 4.63%, 7/11/2024 (b)	200,000	198,010

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037 (b)	75,000	69,694

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 3/1/2025	48,000	44,850
Aircastle Ltd. 4.40%, 9/25/2023	95,000	94,991
Aviation Capital Group LLC 2.88%, 1/20/2022 (b)	100,000	96,848
International Lease Finance Corp.
8.63%, 1/15/2022	70,000	79,546
5.88%, 8/15/2022	150,000	158,642
WW Grainger, Inc. 4.60%, 6/15/2045	77,000	79,998

		554,875

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.40%, 3/1/2025	34,000	33,377
4.00%, 12/1/2046	52,000	48,576

		81,953

Wireless Telecommunication Services — 0.2%
Crown Castle Towers LLC 3.22%, 5/15/2022 (b)	42,000	41,086
Rogers Communications, Inc. (Canada) 8.75%, 5/1/2032	25,000	32,909
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (b)	150,000	149,438
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	64,000	63,479
5.00%, 5/30/2038	114,000	112,366
5.25%, 5/30/2048	64,000	64,158

		463,436

TOTAL CORPORATE BONDS (Cost $67,295,350)		65,715,426

MORTGAGE-BACKED SECURITIES — 14.8%
FHLMC
Pool # 611141, ARM, 3.62%, 1/1/2027 (i)	30,545	31,593
Pool # 846812, ARM, 3.74%, 4/1/2030 (i)	6,035	6,307

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # 1B1665, ARM, 3.94%, 4/1/2034 (i)	26,943	28,170
Pool # 1B2844, ARM, 3.59%, 3/1/2035 (i)	32,360	33,505
Pool # 1B3209, ARM, 3.51%, 1/1/2037 (i)	16,671	17,457
FHLMC Gold Pools, 15 Year, Single Family Pool # G11695, 6.50%, 2/1/2019	42	42
FHLMC Gold Pools, 30 Year, Single Family
Pool # D70244, 6.00%, 4/1/2026	52,814	57,406
Pool # G00981, 8.50%, 7/1/2028	2,031	2,284
Pool # C22459, 6.50%, 2/1/2029	6,760	7,478
Pool # C00785, 6.50%, 6/1/2029	12,675	14,022
Pool # C01292, 6.00%, 2/1/2032	7,389	8,181
Pool # C66034, 6.50%, 4/1/2032	33,563	37,130
Pool # A13625, 5.50%, 10/1/2033	41,906	46,273
Pool # A28796, 6.50%, 11/1/2034	13,394	15,159
Pool # A46417, 7.00%, 4/1/2035	43,892	49,979
Pool # A84629, 6.00%, 2/1/2039	16,166	17,571
Pool # Q48338, 4.50%, 5/1/2047	260,069	268,924
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	36,136	38,605
Pool # U80265, 3.50%, 4/1/2033	575,023	574,509
Pool # U90690, 3.50%, 6/1/2042	535,336	529,741
Pool # U90975, 4.00%, 6/1/2042	268,172	273,302
Pool # U99134, 4.00%, 1/1/2046	288,371	293,897
FHLMC, 30 Year, Single Family Pool # 546257, 10.00%, 1/1/2020	851	857
FNMA
Pool # 116612, ARM, 3.62%, 3/1/2019 (i)	10	10
Pool # 303532, ARM, 4.01%, 3/1/2029 (i)	868	894
Pool # 745446, ARM, 3.86%, 4/1/2033 (i)	30,503	32,115
Pool # 722985, ARM, 4.32%, 7/1/2033 (i)	26,821	28,115
Pool # 766610, ARM, 3.43%, 1/1/2034 (i)	43,058	45,002
Pool # 735332, ARM, 3.88%, 8/1/2034 (i)	51,092	53,699
Pool # 735740, ARM, 4.26%, 10/1/2034 (i)	42,314	44,496
Pool # 810896, ARM, 3.93%, 1/1/2035 (i)	114,871	118,651
Pool # 823660, ARM, 4.13%, 5/1/2035 (i)	33,547	34,906
FNMA, 15 Year, Single Family
Pool # 778757, 3.50%, 5/1/2019	933	938
Pool # 788380, 6.00%, 7/1/2019	2,160	2,163
Pool # 735911, 6.50%, 8/1/2020	2,442	2,467
Pool # 840495, 5.50%, 4/1/2022	7,427	7,443
Pool # 899316, 5.50%, 4/1/2022	492	501
Pool # 928637, 6.00%, 9/1/2022	3,602	3,692
Pool # 949415, 4.50%, 3/1/2023	8,769	8,877
Pool # 962871, 4.50%, 5/1/2023	12,471	12,930
FNMA, 20 Year, Single Family
Pool # 252348, 6.50%, 3/1/2019	550	603
Pool # 254305, 6.50%, 5/1/2022	6,470	7,094
Pool # 555791, 6.50%, 12/1/2022	5,863	6,428
Pool # 762498, 5.00%, 11/1/2023	97,596	102,461
Pool # 255609, 4.50%, 1/1/2025	13,148	13,568
FNMA, 30 Year, FHA/VA
Pool # 506427, 9.00%, 4/1/2025	19,043	20,411
Pool # 449336, 8.50%, 10/1/2026	8,097	8,141
Pool # 535442, 8.50%, 6/1/2030	3,018	3,251
FNMA, 30 Year, Single Family
Pool # 250375, 6.50%, 9/1/2025	1,784	1,956
Pool # 338417, 6.50%, 5/1/2026	931	1,020
Pool # 689977, 8.00%, 3/1/2027	12,714	13,654
Pool # 755973, 8.00%, 11/1/2028	33,110	36,989
Pool # 252211, 6.00%, 1/1/2029	2,119	2,332
Pool # 524949, 7.50%, 3/1/2030	8,206	8,388
Pool # 622534, 3.00%, 9/1/2031	126,020	120,702
Pool # 788150, 6.00%, 3/1/2032	29,598	32,099
Pool # 545639, 6.50%, 4/1/2032	48,532	53,652

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # 649624, 7.00%, 8/1/2032	660	667
Pool # 674349, 6.00%, 3/1/2033	7,384	7,980
Pool # 833039, 5.00%, 9/1/2035	33,208	35,244
Pool # 745932, 6.50%, 11/1/2036	63,527	70,737
Pool # 944831, 5.50%, 2/1/2038	5,447	5,846
Pool # 961799, 5.50%, 3/1/2038	3,495	3,756
Pool # 976582, 4.50%, 4/1/2038	2,570	2,652
Pool # 985558, 5.50%, 6/1/2038	1,833	1,966
Pool # AL3438, 6.50%, 10/1/2038	741,241	812,652
Pool # 935241, 4.50%, 5/1/2039	8,184	8,521
Pool # MA2535, 4.50%, 2/1/2046	685,172	707,583
Pool # BH4683, 4.00%, 6/1/2047	469,404	476,847
Pool # BH4684, 4.00%, 6/1/2047	488,830	495,721
Pool # BH4685, 4.00%, 6/1/2047	480,510	486,890
FNMA, Other
Pool # AM3498, 2.01%, 6/1/2020	1,000,000	981,779
Pool # AM0806, 2.45%, 11/1/2022	500,000	485,324
Pool # AM1619, 2.34%, 12/1/2022	270,425	260,937
Pool # AM0939, 2.40%, 12/1/2022	493,408	477,548
Pool # AM2366, 2.40%, 2/1/2023	494,781	480,213
Pool # AM2747, 2.50%, 4/1/2023	500,000	484,215
Pool # AM3244, 2.52%, 5/1/2023	1,000,000	968,738
Pool # AM3851, 3.02%, 7/1/2023	1,000,000	988,250
Pool # AM4070, 3.98%, 8/1/2025	1,998,079	2,052,604
Pool # AN0029, 3.10%, 9/1/2025	1,000,000	984,317
Pool # AM4660, 3.77%, 12/1/2025	300,000	304,536
Pool # AN0890, 2.63%, 3/1/2026	495,773	472,880
Pool # AM6381, 3.29%, 8/1/2026	1,000,000	986,290
Pool # AM6392, 3.29%, 8/1/2026	925,000	912,531
Pool # BL0044, 3.71%, 8/1/2026	800,000	802,142
Pool # AM7321, 3.12%, 11/1/2026	986,629	959,798
Pool # AM7515, 3.34%, 2/1/2027	1,000,000	988,059
Pool # AN1600, 2.59%, 6/1/2028	896,244	830,071
Pool # AN9686, 3.52%, 6/1/2028	500,000	496,455
Pool # AN9656, 3.57%, 7/1/2028	601,508	600,152
Pool # AN2466, 2.57%, 8/1/2028	500,000	460,841
Pool # 109452, 3.64%, 8/1/2028	999,070	999,056
Pool # 405220, 6.00%, 9/1/2028	17,548	18,956
Pool # AN4559, 3.28%, 2/1/2029	1,500,000	1,459,482
Pool # AN4975, 3.21%, 3/1/2029	2,500,000	2,415,798
Pool # AN5672, 3.20%, 6/1/2029	1,500,000	1,448,746
Pool # AN6099, 3.04%, 7/1/2029	900,000	851,902
Pool # AN5998, 3.06%, 7/1/2029	2,943,302	2,813,793
Pool # AN5971, 2.99%, 8/1/2029	1,400,000	1,318,443
Pool # AN6846, 2.93%, 10/1/2029	1,100,000	1,022,762
Pool # AM6811, 3.69%, 10/1/2029	655,552	655,875
Pool # AN9976, 3.96%, 2/1/2030	1,200,000	1,225,143
Pool # AM8692, 3.03%, 4/1/2030	650,000	604,986
Pool # AM8544, 3.08%, 4/1/2030	496,527	473,551
Pool # 754922, 5.50%, 9/1/2033	39,659	42,491
Pool # 847108, 6.50%, 10/1/2035	78,645	82,592
Pool # AN1330, 3.19%, 3/1/2036	1,147,310	1,098,440
Pool # 257172, 5.50%, 4/1/2038	6,158	6,328
Pool # AO9352, 4.00%, 7/1/2042	281,392	285,340
Pool # MA1125, 4.00%, 7/1/2042	482,773	489,478
Pool # MA1178, 4.00%, 9/1/2042	230,971	234,259
Pool # MA1437, 3.50%, 5/1/2043	617,461	609,366
Pool # AL6167, 3.50%, 1/1/2044	669,666	660,887
Pool # MA2545, 3.50%, 2/1/2046	1,209,690	1,193,768
Pool # MA2793, 3.50%, 10/1/2046	310,776	306,677

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GNMA I, 30 Year, Single Family
Pool # 326977, 7.50%, 5/15/2023	2,827	2,942
Pool # 359588, 7.50%, 6/15/2023	550	551
Pool # 782507, 9.50%, 10/15/2024	8,937	9,312
Pool # 780029, 9.00%, 11/15/2024	676	701
Pool # 405535, 7.00%, 12/15/2025	1,291	1,356
Pool # 412336, 8.00%, 10/15/2027	2,598	2,822
Pool # 451507, 8.00%, 10/15/2027	2,474	2,512
Pool # 412369, 7.00%, 11/15/2027	2,451	2,630
Pool # 467705, 6.50%, 3/15/2028	1,837	2,015
Pool # 472679, 7.00%, 6/15/2028	5,114	5,477
Pool # 486537, 7.50%, 9/15/2028	3,349	3,582
Pool # 781614, 7.00%, 6/15/2033	6,146	7,059
Pool # 617653, 6.00%, 5/15/2037	77,876	84,139
Pool # 678574, 5.50%, 6/15/2038	742,814	832,775
Pool # 681554, 5.50%, 7/15/2038	701,854	780,717
Pool # 678169, 5.50%, 9/15/2038	389,421	433,183
Pool # 681568, 5.50%, 9/15/2038	792,214	881,115
Pool # 694458, 6.00%, 10/15/2038	10,536	11,387
Pool # 782510, 6.50%, 12/15/2038	29,795	33,137
GNMA II
Pool # 81008, ARM, 3.25%, 7/20/2034 (i)	57,292	59,041
Pool # 81074, ARM, 3.25%, 9/20/2034 (i)	78,641	80,406
GNMA II, 30 Year, Single Family
Pool # 2006, 8.50%, 5/20/2025	1,124	1,198
Pool # 2324, 8.00%, 11/20/2026	23,998	26,756
Pool # 2341, 7.50%, 12/20/2026	1,265	1,397
Pool # 2362, 8.00%, 1/20/2027	3,306	3,618
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	139,042	139,218

TOTAL MORTGAGE-BACKED SECURITIES (Cost $47,741,695)		46,003,947

ASSET-BACKED SECURITIES — 11.0%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	118,592	118,592
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	86,375	83,671
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	260,000	247,611
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	185,000	176,520
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	13,841	14,275
Series 2013-1, Class A, 4.00%, 7/15/2025	74,978	74,790
Series 2017-2, Class B, 3.70%, 10/15/2025	113,000	109,021
Series 2014-1, Class A, 3.70%, 10/1/2026	40,200	39,232
Series 2016-2, Class A, 3.65%, 6/15/2028	14,752	14,217
Series 2016-3, Class AA, 3.00%, 10/15/2028	224,450	209,194
Series 2017-1, Class AA, 3.65%, 2/15/2029	148,724	144,878
American Credit Acceptance Receivables Trust Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (b)	116,000	115,804
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (b)	380,000	379,748
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	100,000	105,161
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	420,156	420,672
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (b)	200,000	205,681
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	233,226	232,090
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	200,000	219,315
Series 2015-SFR2, Class C, 4.69%, 10/17/2045 ‡ (b)	200,000	206,280
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3, 1.46%, 5/10/2021	29,700	29,577
Series 2016-4, Class B, 1.83%, 12/8/2021 ‡	600,000	592,290
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	135,259	134,504
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	57,306	56,573
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	156,215	155,419

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (b)	59,940	59,667
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.59%, 4/25/2036 ‡ (i)	3,981	3,929
BMW Vehicle Lease Trust Series 2016-2, Class A4, 1.57%, 2/20/2020	250,000	248,568
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	85,982	85,982
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	114,991	113,580
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	312,778	313,177
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	397,612	398,227
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	77,000	75,802
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	371,484	370,671
Capital Auto Receivables Asset Trust
Series 2016-2, Class A4, 1.63%, 1/20/2021	63,000	62,515
Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	625,000	623,047
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	92,567	92,138
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3, 1.77%, 10/15/2020 (b)	42,731	42,680
Series 2016-BA, Class A3, 1.64%, 7/15/2021 (b)	241,499	240,222
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	150,781	151,966
Continental Credit Card Series 2016-1A, Class A, 4.56%, 1/15/2023 (b)	20,152	20,085
CPS Auto Receivables Trust Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (b)	172,000	174,441
CPS Auto Trust Series 2018-C, Class C, 3.68%, 6/17/2024 (b)	1,901,000	1,896,810
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	250,000	248,799
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	250,000	247,499
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	81,900	87,730
CWABS Revolving Home Equity Loan Trust Series 2004-K, Class 2A, 2.46%, 2/15/2034 ‡ (i)	3,047	3,041
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 2.97%, 3/25/2034 ‡ (i)	37,448	37,627
Series 2004-1, Class M2, 3.04%, 3/25/2034 ‡ (i)	7,403	7,356
Series 2004-1, Class 3A, 2.78%, 4/25/2034 ‡ (i)	1,056	1,043
Delta Air Lines Pass-Through Trust Series 2010-2, Class A, 4.95%, 5/23/2019	17,236	17,344
Drive Auto Receivables Trust
Series 2017-AA, Class B, 2.51%, 1/15/2021 (b)	15,807	15,803
Series 2017-3, Class B, 2.30%, 5/17/2021	1,170,000	1,168,215
Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	105,105	105,404
Series 2017-AA, Class C, 2.98%, 1/18/2022 (b)	95,000	94,915
Series 2017-1, Class C, 2.84%, 4/15/2022	231,000	230,605
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (b)	132,000	133,796
Series 2017-1, Class D, 3.84%, 3/15/2023	262,000	263,028
Series 2017-2, Class C, 2.75%, 9/15/2023	367,000	366,078
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	570,000	568,103
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	220,000	222,227
Series 2017-AA, Class D, 4.16%, 5/15/2024 (b)	127,000	128,266
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	113,300	113,910
Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	115,000	114,913
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	196,000	195,603
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	105,000	104,890
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	126,740	125,243
Exeter Automobile Receivables Trust
Series 2016-3A, Class A, 1.84%, 11/16/2020 (b)	33,736	33,700
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	82,000	81,920
Series 2016-1A, Class C, 5.52%, 10/15/2021 (b)	135,000	137,552
Series 2017-3A, Class A, 2.05%, 12/15/2021 (b)	63,465	63,165
Series 2017-1A, Class C, 3.95%, 12/15/2022 ‡ (b)	60,000	60,038
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	155,000	153,337

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
First Investors Auto Owner Trust Series 2016-2A, Class A1, 1.53%, 11/16/2020 (b)	5,568	5,564
Flagship Credit Auto Trust
Series 2015-3, Class A, 2.38%, 10/15/2020 (b)	30,111	30,085
Series 2014-2, Class B, 2.84%, 11/16/2020 (b)	174	175
Series 2016-1, Class A, 2.77%, 12/15/2020 (b)	45,588	45,592
Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	22,000	22,089
Series 2016-4, Class A2, 1.96%, 2/16/2021 (b)	228,484	228,091
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	126,000	126,543
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	76,000	77,021
Series 2016-1, Class C, 6.22%, 6/15/2022 (b)	250,000	258,635
Series 2016-4, Class C, 2.71%, 11/15/2022 ‡ (b)	249,000	246,084
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	146,000	144,765
GM Financial Automobile Leasing Trust
Series 2018-1, Class A3, 2.61%, 1/20/2021	320,000	318,120
Series 2018-2, Class A3, 3.06%, 6/21/2021	404,000	404,261
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	30,368	30,124
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	83,752	83,022
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	329,654	317,362
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	289,572	289,210
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	300,780	297,696
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	81,075	78,249
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	212,575	215,730
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	160,417	157,373
Hyundai Auto Receivables Trust Series 2016-A, Class D, 3.23%, 12/15/2022	1,220,000	1,210,925
Kabbage Asset Securitization LLC Series 2017-1, Class A, 4.57%, 3/15/2022 (b)	700,000	704,958
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 12/22/2025 (b)	162,000	161,080
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 3.24%, 8/25/2033 ‡ (i)	35,478	35,620
Series 2004-1, Class M1, 2.97%, 2/25/2034 ‡ (i)	74,896	74,982
Series 2004-1, Class M2, 3.04%, 2/25/2034 ‡ (i)	7,558	7,565
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	176,000	175,884
Marlette Funding Trust
Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	67,317	67,313
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	224,111	223,436
New Century Home Equity Loan Trust Series 2005-1, Class M1, 2.89%, 3/25/2035 ‡ (i)	121,693	121,569
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	90,000	89,233
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050 (b)	485,000	483,909
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	129,000	128,623
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	270,000	269,001
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (b)	3,654	3,654
Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (b)	100,000	100,007
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	83,065	83,170
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	100,000	100,524
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	215,000	215,662
Oportun Funding IV LLC
Series 2016-C, Class A, 3.28%, 11/8/2021 (b)	250,000	250,130
Series 2016-C, Class B, 4.85%, 11/8/2021 ‡ (b)	250,000	250,551
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	250,000	245,756
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	253,000	250,228
Progress Residential Trust Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	224,112	220,929

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	150,000	148,231
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (b)	433,559	429,419
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	100,000	100,922
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023 (b)	11,955	11,952
Series 2017-2A, Class A, 2.41%, 9/15/2023 (b)	40,951	40,905
Series 2017-3A, Class A, 2.36%, 11/15/2023 (b)	133,734	133,364
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 8/15/2022 (b)	730,000	725,834
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	86,345	84,995
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	344,210	343,707
Santander Drive Auto Receivables Trust
Series 2016-3, Class B, 1.89%, 6/15/2021 ‡	352,968	351,990
Series 2018-3, Class A3, 3.03%, 2/15/2022	321,000	320,737
Series 2018-1, Class D, 3.32%, 3/15/2024	346,000	339,132
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	300,000	298,699
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (b)	2,699	2,699
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	50,209	50,058
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	59,853	57,208
Spirit Master Funding LLC Series 2017-1A, Class A, 4.36%, 12/20/2047 (b)	278,329	276,763
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029 (b)	118,869	118,345
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	130,119	130,125
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	60,274	60,341
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T1, Class AT1, 2.53%, 11/16/2048 (b)	400,000	400,291
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 9/15/2024	370,000	370,000
TCF Auto Receivables Owner Trust Series 2016-PT1A, Class A, 1.93%, 6/15/2022 (b)	206,238	204,160
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 ‡ (b)	717,152	717,066
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	130,439	125,762
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	160,497	163,527
Series 2016-1, Class B, 3.65%, 1/7/2026	63,174	60,685
Series 2018-1, Class B, 4.60%, 3/1/2026	40,000	39,922
Series 2014-1, Class A, 4.00%, 4/11/2026	83,291	84,160
Series 2016-2, Class AA, 2.88%, 10/7/2028	94,714	88,020
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 6/20/2024 (b)	34,778	34,724
Verizon Owner Trust
Series 2017-2A, Class A, 1.92%, 12/20/2021 (b)	393,000	387,884
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	388,000	382,066
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	83,678	83,363
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	325,956	325,956
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (b) (f)	65,625	65,260
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50%, 3/25/2047 (b) (f)	155,102	154,373
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (b) (f)	95,228	94,596
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (b) (f)	127,587	126,525
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (f)	489,390	486,404
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 (b) (f)	236,000	235,541
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 ‡ (b) (f)	327,300	326,858
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 (b) (f)	254,000	253,908

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	166,586	165,040
Westlake Automobile Receivables Trust
Series 2015-3A, Class D, 4.40%, 5/17/2021 (b)	84,586	84,931
Series 2016-3A, Class C, 2.46%, 1/18/2022 ‡ (b)	645,000	643,167
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	77,000	76,757
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	830,000	822,529

TOTAL ASSET-BACKED SECURITIES (Cost $34,290,901)		34,069,173

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.8%
Acre 12/15/2020 ‡	500,000	500,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,000,664	1,025,711
Series 2005-J1, Class 1A4, IF, IO, 2.88%, 2/25/2035 ‡ (i)	95,415	1,696
Series 2005-22T1, Class A2, IF, IO, 2.85%, 6/25/2035 ‡ (i)	473,115	38,778
Series 2005-20CB, Class 3A8, IF, IO, 2.53%, 7/25/2035 ‡ (i)	288,953	21,732
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	395,873	381,528
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	171,606	161,800
ARIVO 9/15/2019 ‡	500,000	500,000
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	3,901	3,702
Series 2004-5, Class 3A3, PO, 6/25/2034 ‡	134,562	117,764
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	19,208	16,207
Series 2005-E, Class 4A1, 4.13%, 3/20/2035 (i)	37,948	38,436
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	101,533	98,017
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	18,923	15,731
Banc of America Mortgage Trust Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (i)	52,171	52,415
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.11%, 10/25/2033 (i)	21,971	21,977
Series 2006-1, Class A1, 3.67%, 2/25/2036 (i)	118,540	119,550
CHL Mortgage Pass-Through Trust
Series 2004-J8, Class POA, PO, 11/25/2019 ‡	698	698
Series 2004-HYB1, Class 2A, 3.63%, 5/20/2034 (i)	17,128	17,241
Series 2004-HYB3, Class 2A, 3.64%, 6/20/2034 (i)	32,346	32,594
Series 2004-7, Class 2A1, 3.94%, 6/25/2034 (i)	30,956	31,759
Series 2005-16, Class A23, 5.50%, 9/25/2035	61,016	59,150
Series 2005-22, Class 2A1, 3.63%, 11/25/2035 (i)	132,455	117,992
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	74	64
Series 2003-HYB1, Class A, 4.65%, 9/25/2033 (i)	15,587	15,783
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	481	480
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	6	6
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	1,026	1,026
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2,898	2,933
Series 2005-1, Class 2A1A, 3.27%, 2/25/2035 (i)	56,622	49,204
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 5P, PO, 8/25/2019 ‡	209	209
CVS Pass-Through Trust 8.35%, 7/10/2031 (b)	77,332	93,431
DT Asset Trust 5.84%, 12/16/2022 ‡	500,000	499,400
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	41,158	42,917
FHLMC REMIC
Series 2134, Class PI, IO, 6.50%, 3/15/2019	329	3
Series 2827, Class DG, 4.50%, 7/15/2019	3,606	3,607
Series 47, Class F, 10.00%, 6/15/2020	6	6
Series 99, Class Z, 9.50%, 1/15/2021	28	29
Series 1065, Class J, 9.00%, 4/15/2021	165	174
Series 1113, Class J, 8.50%, 6/15/2021	93	94
Series 1250, Class J, 7.00%, 5/15/2022	904	918
Series 1316, Class Z, 8.00%, 6/15/2022	2,633	2,788
Series 1324, Class Z, 7.00%, 7/15/2022	4,613	4,794
Series 1343, Class LB, 7.50%, 8/15/2022	3,889	4,132

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 1343, Class LA, 8.00%, 8/15/2022	18,891	20,072
Series 1395, Class G, 6.00%, 10/15/2022	2,269	2,343
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (i)	2,713	2,995
Series 2535, Class BK, 5.50%, 12/15/2022	21,289	21,998
Series 1798, Class F, 5.00%, 5/15/2023	9,144	9,330
Series 1518, Class G, IF, 6.75%, 5/15/2023 (i)	3,517	3,680
Series 1505, Class Q, 7.00%, 5/15/2023	1,768	1,875
Series 1541, Class O, 2.21%, 7/15/2023 (i)	3,628	3,618
Series 2638, Class DS, IF, 6.44%, 7/15/2023 (i)	20,447	20,764
Series 1577, Class PV, 6.50%, 9/15/2023	102,453	107,793
Series 1584, Class L, 6.50%, 9/15/2023	60,123	63,295
Series 1633, Class Z, 6.50%, 12/15/2023	64,134	66,706
Series 1638, Class H, 6.50%, 12/15/2023	81,095	84,726
Series 2283, Class K, 6.50%, 12/15/2023	9,827	10,331
Series 1700, Class GA, PO, 2/15/2024	1,962	1,885
Series 1865, Class D, PO, 2/15/2024	4,026	3,625
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	2,387	2,897
Series 1694, Class PK, 6.50%, 3/15/2024	7,433	7,811
Series 2033, Class SN, HB, IF, 26.86%, 3/15/2024 (i)	2,076	500
Series 2306, Class K, PO, 5/15/2024	2,597	2,422
Series 2306, Class SE, IF, IO, 7.77%, 5/15/2024 (i)	6,232	908
Series 1863, Class Z, 6.50%, 7/15/2026	17,549	19,437
Series 1981, Class Z, 6.00%, 5/15/2027	8,103	8,506
Series 1987, Class PE, 7.50%, 9/15/2027	12,447	13,861
Series 1999, Class PU, 7.00%, 10/15/2027	34,536	36,900
Series 2031, Class PG, 7.00%, 2/15/2028	63,082	69,212
Series 2035, Class PC, 6.95%, 3/15/2028	65,732	70,806
Series 2038, Class PN, IO, 7.00%, 3/15/2028	4,616	820
Series 2057, Class PE, 6.75%, 5/15/2028	82,902	90,280
Series 2054, Class PV, 7.50%, 5/15/2028	12,642	13,967
Series 2064, Class TE, 7.00%, 6/15/2028	15,162	16,550
Series 2075, Class PH, 6.50%, 8/15/2028	14,041	15,159
Series 2095, Class PE, 6.00%, 11/15/2028	44,871	47,817
Series 2132, Class SB, HB, IF, 21.43%, 3/15/2029 (i)	2,727	3,769
Series 2178, Class PB, 7.00%, 8/15/2029	26,117	28,718
Series 2182, Class ZB, 8.00%, 9/15/2029	44,369	49,899
Series 2204, Class GB, IO, 8.00%, 12/20/2029 ‡ (i)	537	537
Series 2247, Class Z, 7.50%, 8/15/2030	8,666	9,547
Series 2259, Class ZC, 7.35%, 10/15/2030	126,888	143,326
Series 2261, Class ZY, 7.50%, 10/15/2030	227	228
Series 2325, Class PM, 7.00%, 6/15/2031	6,507	7,224
Series 2359, Class ZB, 8.50%, 6/15/2031	27,165	31,230
Series 2344, Class ZD, 6.50%, 8/15/2031	50,571	57,587
Series 2344, Class ZJ, 6.50%, 8/15/2031	8,142	8,950
Series 2345, Class NE, 6.50%, 8/15/2031	4,554	4,949
Series 2367, Class ME, 6.50%, 10/15/2031	67,482	74,584
Series 2390, Class DO, PO, 12/15/2031	7,594	6,831
Series 2410, Class OE, 6.38%, 2/15/2032	12,421	13,142
Series 2410, Class QX, IF, IO, 6.49%, 2/15/2032 (i)	15,042	2,758
Series 2412, Class SP, IF, 11.78%, 2/15/2032 (i)	15,383	17,670
Series 2410, Class QS, IF, 13.89%, 2/15/2032 (i)	12,105	15,200
Series 2444, Class ES, IF, IO, 5.79%, 3/15/2032 (i)	18,233	2,965
Series 2450, Class SW, IF, IO, 5.84%, 3/15/2032 (i)	12,155	1,887
Series 2423, Class MC, 7.00%, 3/15/2032	29,141	32,177
Series 2423, Class MT, 7.00%, 3/15/2032	46,477	51,572
Series 2647, Class A, 3.25%, 4/15/2032	53,862	53,626
Series 3688, Class NI, IO, 5.00%, 4/15/2032	48,144	1,182
Series 2435, Class CJ, 6.50%, 4/15/2032	99,114	108,216
Series 2455, Class GK, 6.50%, 5/15/2032	28,838	31,728
Series 2484, Class LZ, 6.50%, 7/15/2032	21,176	23,611

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2500, Class MC, 6.00%, 9/15/2032	72,034	78,088
Series 2543, Class YX, 6.00%, 12/15/2032	892,895	969,037
Series 2544, Class HC, 6.00%, 12/15/2032	67,384	74,414
Series 2574, Class PE, 5.50%, 2/15/2033	336,701	362,189
Series 2575, Class ME, 6.00%, 2/15/2033	128,199	137,891
Series 2586, Class WI, IO, 6.50%, 3/15/2033	10,159	2,311
Series 4189, Class MI, IO, 3.00%, 6/15/2033	5,215,589	347,006
Series 2764, Class UG, 5.00%, 3/15/2034	258,268	272,177
Series 2949, Class GE, 5.50%, 3/15/2035	342,738	365,313
Series 3047, Class OD, 5.50%, 10/15/2035	300,000	322,585
Series 3085, Class VS, HB, IF, 20.09%, 12/15/2035 (i)	74,124	106,002
Series 3117, Class EO, PO, 2/15/2036	24,488	20,557
Series 3260, Class CS, IF, IO, 3.98%, 1/15/2037 (i)	24,686	3,026
Series 3759, Class HI, IO, 4.00%, 8/15/2037	12,718	271
Series 3380, Class SI, IF, IO, 4.21%, 10/15/2037 (i)	1,310,053	166,665
Series 3385, Class SN, IF, IO, 3.84%, 11/15/2037 (i)	23,248	1,679
Series 3387, Class SA, IF, IO, 4.26%, 11/15/2037 (i)	56,864	5,009
Series 3423, Class PB, 5.50%, 3/15/2038	278,983	299,896
Series 3451, Class SA, IF, IO, 3.89%, 5/15/2038 (i)	25,589	2,576
Series 3455, Class SE, IF, IO, 4.04%, 6/15/2038 (i)	193,393	23,534
Series 3786, Class PD, 4.50%, 1/15/2041	407,000	429,108
FHLMC STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	48,205	9,190
Series 239, Class S30, IF, IO, 5.54%, 8/15/2036 (i)	52,500	8,473
Series 262, Class 35, 3.50%, 7/15/2042	265,066	261,802
Series 299, Class 300, 3.00%, 1/15/2043	260,674	253,262
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.54%, 7/25/2032 (i)	10,460	10,979
Series T-54, Class 2A, 6.50%, 2/25/2043	71,227	79,794
Series T-54, Class 3A, 7.00%, 2/25/2043	30,788	34,398
Series T-56, Class APO, PO, 5/25/2043	158,087	109,350
Series T-58, Class APO, PO, 9/25/2043	15,402	12,124
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	109,311	91,321
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035 (i)	63,512	64,235
Series 2005-AR1, Class 2A2, 3.97%, 4/25/2035 (i)	36,888	37,688
FNMA REMIC
Series 2004-76, Class CL, 4.00%, 10/25/2019	31	31
Series 1989-83, Class H, 8.50%, 11/25/2019	436	445
Series 1990-1, Class D, 8.80%, 1/25/2020	87	88
Series 1990-10, Class L, 8.50%, 2/25/2020	614	629
Series 1990-93, Class G, 5.50%, 8/25/2020	62	62
Series 1990-143, Class J, 8.75%, 12/25/2020	133	138
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	3	16
Series 2001-4, Class PC, 7.00%, 3/25/2021	12,816	13,131
Series 2002-1, Class HC, 6.50%, 2/25/2022	6,400	6,641
Series 1992-101, Class J, 7.50%, 6/25/2022	7,893	8,406
Series G92-42, Class Z, 7.00%, 7/25/2022	515	532
Series G92-44, Class ZQ, 8.00%, 7/25/2022	225	236
Series 1996-59, Class J, 6.50%, 8/25/2022	1,092	1,136
Series 1992-143, Class MA, 5.50%, 9/25/2022	1,778	1,818
Series G92-54, Class ZQ, 7.50%, 9/25/2022	4,163	4,341
Series G92-59, Class F, 1.72%, 10/25/2022 (i)	362	365
Series G92-61, Class Z, 7.00%, 10/25/2022	1,248	1,312
Series G92-66, Class KA, 6.00%, 12/25/2022	2,993	3,097
Series G92-66, Class KB, 7.00%, 12/25/2022	14,156	15,005
Series G93-1, Class KA, 7.90%, 1/25/2023	3,715	3,972
Series 1997-61, Class ZC, 7.00%, 2/25/2023	27,945	29,549
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	4,000	4,274

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 1998-43, Class SA, IF, IO, 15.81%, 4/25/2023 (i)	10,855	2,534
Series 1993-146, Class E, PO, 5/25/2023	8,933	8,417
Series 1993-84, Class M, 7.50%, 6/25/2023	575,620	614,569
Series 1993-205, Class H, PO, 9/25/2023	3,027	2,844
Series 1993-155, Class PJ, 7.00%, 9/25/2023	22,896	24,346
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	3,501	3,771
Series 1993-165, Class SD, IF, 12.70%, 9/25/2023 (i)	702	761
Series 1993-203, Class PL, 6.50%, 10/25/2023	29,801	32,675
Series 1995-19, Class Z, 6.50%, 11/25/2023	35,633	39,070
Series 1993-230, Class FA, 2.82%, 12/25/2023 (i)	944	951
Series 1993-223, Class PZ, 6.50%, 12/25/2023	85,194	89,173
Series 1993-225, Class UB, 6.50%, 12/25/2023	31,783	33,749
Series 2003-128, Class DY, 4.50%, 1/25/2024	374,690	381,496
Series 1994-37, Class L, 6.50%, 3/25/2024	67,301	70,721
Series 1994-72, Class K, 6.00%, 4/25/2024	597,429	645,658
Series 1995-2, Class Z, 8.50%, 1/25/2025	7,368	8,026
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	31,512	866
Series 1997-39, Class PD, 7.50%, 5/20/2027	8,458	9,430
Series 1997-46, Class PL, 6.00%, 7/18/2027	14,295	15,086
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4,944	5,305
Series 1998-46, Class GZ, 6.50%, 8/18/2028	16,609	18,211
Series 1998-58, Class PC, 6.50%, 10/25/2028	34,051	36,643
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	80,895	8,542
Series 2000-52, IO, 8.50%, 1/25/2031	2,888	674
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	90,601	19,412
Series 2001-30, Class PM, 7.00%, 7/25/2031	27,680	30,987
Series 2001-36, Class DE, 7.00%, 8/25/2031	45,696	50,091
Series 2001-44, Class PD, 7.00%, 9/25/2031	4,398	4,864
Series 2001-61, Class Z, 7.00%, 11/25/2031	69,115	77,134
Series 2002-1, Class SA, IF, 17.99%, 2/25/2032 (i)	1,324	1,737
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	82,124	3,996
Series 2002-15, PO, 4/25/2032	56,380	50,174
Series 2002-28, Class PK, 6.50%, 5/25/2032	29,828	32,513
Series 2002-68, Class SH, IF, IO, 5.84%, 10/18/2032 (i)	60,107	9,321
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	33,688	36,890
Series 2002-77, Class S, IF, 10.42%, 12/25/2032 (i)	6,274	7,005
Series 2003-66, Class PA, 3.50%, 2/25/2033	984	993
Series 2003-22, Class UD, 4.00%, 4/25/2033	152,734	155,267
Series 2003-47, Class PE, 5.75%, 6/25/2033	24,889	27,167
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	34,858	8,261
Series 2004-4, Class QM, IF, 9.77%, 6/25/2033 (i)	34,786	36,659
Series 2003-64, Class SX, IF, 8.49%, 7/25/2033 (i)	5,847	6,293
Series 2003-132, Class OA, PO, 8/25/2033	9,180	8,559
Series 2003-71, Class DS, IF, 4.66%, 8/25/2033 (i)	31,392	29,995
Series 2003-91, Class SD, IF, 8.81%, 9/25/2033 (i)	8,645	9,349
Series 2003-116, Class SB, IF, IO, 5.38%, 11/25/2033 (i)	86,002	13,038
Series 2003-131, Class CH, 5.50%, 1/25/2034	115,878	126,479
Series 2003-130, Class SX, IF, 8.20%, 1/25/2034 (i)	2,775	3,011
Series 2004-10, Class SC, IF, 19.74%, 2/25/2034 (i)	4,920	5,091
Series 2004-35, Class AZ, 4.50%, 5/25/2034	137,286	142,492
Series 2004-46, Class SK, IF, 10.41%, 5/25/2034 (i)	32,391	36,442
Series 2004-36, Class SA, IF, 13.43%, 5/25/2034 (i)	64,128	81,818
Series 2004-51, Class SY, IF, 9.81%, 7/25/2034 (i)	5,403	6,052
Series 2004-79, Class ZE, 5.50%, 11/25/2034	479,673	529,277
Series 2004-91, Class HC, 6.00%, 12/25/2034	687,847	773,358
Series 2005-68, Class BC, 5.25%, 6/25/2035	70,418	71,164
Series 2005-110, Class MN, 5.50%, 6/25/2035	13,226	13,242
Series 2005-52, Class PA, 6.50%, 6/25/2035	431	431
Series 2005-45, Class DC, IF, 16.19%, 6/25/2035 (i)	98,577	118,522
Series 2005-84, Class XM, 5.75%, 10/25/2035	75,668	80,899

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2006-22, Class AO, PO, 4/25/2036	40,400	33,503
Series 2006-46, Class SW, IF, 16.07%, 6/25/2036 (i)	12,663	16,998
Series 2007-7, Class SG, IF, IO, 4.28%, 8/25/2036 (i)	42,337	8,531
Series 2006-110, PO, 11/25/2036	33,898	28,399
Series 2006-117, Class GS, IF, IO, 4.43%, 12/25/2036 (i)	54,370	6,434
Series 2007-53, Class SH, IF, IO, 3.88%, 6/25/2037 (i)	70,361	7,524
Series 2007-88, Class VI, IF, IO, 4.32%, 9/25/2037 (i)	104,083	16,445
Series 2007-100, Class SM, IF, IO, 4.23%, 10/25/2037 (i)	69,411	8,621
Series 2008-1, Class BI, IF, IO, 3.69%, 2/25/2038 (i)	64,162	6,856
Series 2008-16, Class IS, IF, IO, 3.98%, 3/25/2038 (i)	13,175	1,552
Series 2008-46, Class HI, IO, 1.88%, 6/25/2038 (i)	67,182	3,123
Series 2008-53, Class CI, IF, IO, 4.98%, 7/25/2038 (i)	25,272	3,526
Series 2009-112, Class ST, IF, IO, 4.03%, 1/25/2040 (i)	54,308	6,458
Series 2010-35, Class SB, IF, IO, 4.20%, 4/25/2040 (i)	23,626	2,741
Series 2010-80, Class PZ, 5.00%, 7/25/2040	301,859	329,479
Series 2010-102, Class PN, 5.00%, 9/25/2040	580,000	615,599
Series 2010-134, Class KZ, 4.50%, 12/25/2040	1,328,813	1,287,173
Series 2003-7, Class A1, 6.50%, 12/25/2042	149,066	162,676
Series 2013-128, PO, 12/25/2043	234,261	182,120
Series 2016-38, Class NA, 3.00%, 1/25/2046	190,071	185,154
FNMA REMIC Trust
Series 1999-W1, PO, 2/25/2029	20,545	17,571
Series 1999-W4, Class A9, 6.25%, 2/25/2029	95,124	99,550
Series 2002-W7, Class A4, 6.00%, 6/25/2029	230,952	248,534
Series 2003-W1, Class 1A1, 5.41%, 12/25/2042 (i)	207,971	215,394
Series 2003-W1, Class 2A, 5.93%, 12/25/2042 (i)	29,942	32,295
FNMA STRIPS
Series 329, Class 1, PO, 1/25/2033	4,935	4,314
Series 365, Class 8, IO, 5.50%, 5/25/2036	20,673	4,806
FNMA Trust Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	19,271	21,321
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (i)	149,282	145,921
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	56,725	59,574
Series 2000-21, Class Z, 9.00%, 3/16/2030	63,927	63,919
Series 2000-36, Class PB, 7.50%, 11/16/2030	187,849	213,969
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1,077	149
Series 2001-10, Class PE, 6.50%, 3/16/2031	506,271	505,962
Series 2001-22, Class PS, IF, 15.40%, 3/17/2031 (i)	68,309	88,273
Series 2001-36, Class S, IF, IO, 5.89%, 8/16/2031 (i)	41,077	8,898
Series 2002-24, Class SB, IF, 8.69%, 4/16/2032 (i)	5,646	6,111
Series 2003-24, PO, 3/16/2033	2,573	2,323
Series 2004-28, Class S, IF, 13.73%, 4/16/2034 (i)	19,603	25,243
Series 2006-38, Class OH, 6.50%, 8/20/2036	500,000	579,832
Series 2007-45, Class QA, IF, IO, 4.47%, 7/20/2037 (i)	83,472	9,076
Series 2009-79, Class OK, PO, 11/16/2037	51,657	44,207
Series 2007-76, Class SA, IF, IO, 4.36%, 11/20/2037 (i)	63,217	7,312
Series 2008-2, Class MS, IF, IO, 5.00%, 1/16/2038 (i)	58,375	8,441
Series 2015-137, Class WA, 5.49%, 1/20/2038 (i)	365,765	394,383
Series 2009-106, Class ST, IF, IO, 3.83%, 2/20/2038 (i)	220,215	23,836
Series 2008-55, Class SA, IF, IO, 4.03%, 6/20/2038 (i)	39,546	3,843
Series 2009-6, Class SA, IF, IO, 3.94%, 2/16/2039 (i)	26,006	2,896
Series 2009-6, Class SH, IF, IO, 3.87%, 2/20/2039 (i)	82,958	6,659
Series 2009-31, Class TS, IF, IO, 4.13%, 3/20/2039 (i)	96,436	6,434
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	59,848	13,313
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	45,127	11,890
Series 2009-22, Class SA, IF, IO, 4.10%, 4/20/2039 (i)	116,541	10,917
Series 2009-102, Class SM, IF, IO, 4.24%, 6/16/2039 (i)	21,332	748
Series 2009-64, Class SN, IF, IO, 3.94%, 7/16/2039 (i)	99,946	8,870
Series 2010-130, Class CP, 7.00%, 10/16/2040	73,327	81,643
Series 2011-75, Class SM, IF, IO, 4.43%, 5/20/2041 (i)	133,937	18,337

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2011-H19, Class FA, 2.55%, 8/20/2061 (i)	589,035	590,163
Series 2012-H23, Class SA, 2.61%, 10/20/2062 (i)	616,143	619,310
Series 2013-H08, Class FC, 2.53%, 2/20/2063 (i)	621,847	622,794
Series 2013-H09, Class HA, 1.65%, 4/20/2063	352,003	344,308
Series 2014-H17, Class FC, 2.58%, 7/20/2064 (i)	306,773	308,248
Series 2015-H16, Class FG, 2.52%, 7/20/2065 (i)	686,539	688,105
Series 2015-H30, Class FE, 2.68%, 11/20/2065 (i)	817,140	824,628
Series 2016-H11, Class FD, 3.06%, 5/20/2066 (i)	203,051	205,134
Series 2016-H26, Class FC, 3.08%, 12/20/2066 (i)	160,221	164,144
Series 2017-H14, Class FV, 2.58%, 6/20/2067 (i)	448,757	450,854
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	429,498	420,908
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	45,383	45,864
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	138,281	147,692
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	52,804	54,358
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (f)	390,000	386,100
Impac Secured Assets Trust Series 2006-1, Class 2A1, 2.57%, 5/25/2036 (i)	39,836	39,409
JP Morgan Mortgage Trust Series 2006-A2, Class 5A3, 3.98%, 11/25/2033 (i)	35,781	36,591
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.18%, 4/21/2034 (i)	23,098	23,719
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6,648	6,661
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	7,856	7,960
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	79,042	81,937
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	64,404	66,289
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	99,080	101,335
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	10,677	8,906
MASTR Asset Securitization Trust
Series 2003-12, Class 15PO, PO, 12/25/2018 ‡	251	250
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	876	871
Series 2004-8, PO, 8/25/2019 ‡	1,073	1,022
Series 2004-10, Class 15PO, PO, 10/25/2019 ‡	3,358	3,311
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	116,906	118,159
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	20,228	16,311
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (i)	32,418	32,381
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	206,640	47,947
RALI Trust
Series 2002-QS8, Class A5, 6.25%, 6/25/2017	574	448
Series 2003-QS3, Class A2, IF, 11.63%, 2/25/2018 (i)	79	85
Series 2003-QS9, Class A3, IF, IO, 5.33%, 5/25/2018 ‡ (i)	621	—	(j)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2,079	2,067
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	747	693
RFMSI Trust Series 2005-SA4, Class 1A1, 4.02%, 9/25/2035 (i)	40,632	36,726
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (b)	2,960	2,949
SART 7/15/2024	1,000,000	1,000,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	53,698	54,625
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.31%, 2/15/2024 (i)	28,493	29,480
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	328,904	345,018
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	69,127	75,119
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	36,781	39,867
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	145,646	158,717
Series 1998-1, Class 2E, 7.00%, 3/15/2028	37,495	41,166
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.21%, 8/25/2033 (i)	8,390	8,509
Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (i)	38,566	39,525
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (i)	14,778	15,075

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020 ‡	6,541	6,338
Series 2005-2, Class 2A3, IF, IO, 2.78%, 4/25/2035 ‡ (i)	256,689	21,596
Series 2005-2, Class 1A4, IF, IO, 2.83%, 4/25/2035 ‡ (i)	676,135	52,324
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	192,410	36,177
Series 2005-4, Class CB7, 5.50%, 6/25/2035	173,423	167,236
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	52,041	50,452
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.99%, 11/25/2033 (i)	10,953	11,142
Series 2003-K, Class 1A2, 3.99%, 11/25/2033 (i)	21,906	22,373
Series 2005-AR16, Class 2A1, 3.80%, 2/25/2034 (i)	31,673	32,504
Series 2004-P, Class 2A1, 4.63%, 9/25/2034 (i)	59,046	60,710
Series 2004-EE, Class 3A1, 4.37%, 12/25/2034 (i)	25,974	26,989
Series 2005-AR3, Class 1A1, 4.39%, 3/25/2035 (i)	104,415	107,542
Series 2005-AR8, Class 2A1, 4.11%, 6/25/2035 (i)	33,473	34,344

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,214,075)		30,296,294

U.S. GOVERNMENT AGENCY SECURITIES — 8.1%
Financing Corp. 16.79%, 11/2/2018 (a)	2,000,000	1,996,355
FNMA 5.80%, 10/9/2019 (a)	5,770,000	5,611,194
FNMA STRIPS 15.52%, 3/23/2028 (a)	630,000	451,882
Resolution Funding Corp. STRIPS
1.25%, 10/15/2019 (a)	5,230,000	5,083,834
13.13%, 7/15/2020 (a)	4,100,000	3,897,005
1.99%, 10/15/2020 (a)	8,000,000	7,537,625
1.42%, 1/15/2021 (a)	65,000	60,844
DN, 2.92%, 1/15/2026 (a)	20,000	15,793
DN, 2.75%, 10/15/2027 (a)	15,000	11,099
Tennessee Valley Authority
5.88%, 4/1/2036	140,000	179,494
4.63%, 9/15/2060	93,000	108,423
4.25%, 9/15/2065	101,000	110,115

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,896,319)		25,063,663

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
BAMLL Re-REMIC Trust Series 2015-FR11, Class A705, 0.89%, 9/27/2044 (b) (i)	14,864	14,864
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	300,000	294,319
BXMT Ltd. Series 2017-FL1, Class C, 4.11%, 6/15/2035 ‡ (b) (i)	300,000	301,685
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.75%, 12/11/2049 ‡ (b) (i)	37,322	442
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (i)	125,000	122,086
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200,000	202,371
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156,000	156,889
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	885,000	881,946
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	100,000	94,892
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	20,474	20,326
Series KF12, Class A, 2.81%, 9/25/2022 (i)	120,696	121,100
Series KJ09, Class A2, 2.84%, 9/25/2022	196,000	192,786
Series KJ11, Class A2, 2.93%, 1/25/2023	289,000	285,676
Series K038, Class A2, 3.39%, 3/25/2024	229,000	230,111
Series KJ14, Class A2, 2.81%, 9/25/2024	591,000	575,042
Series KPLB, Class A, 2.77%, 5/25/2025	250,000	241,014
Series K065, Class A2, 3.24%, 4/25/2027	215,000	210,368
Series K065, Class AM, 3.33%, 5/25/2027	115,000	112,448
Series K066, Class A2, 3.12%, 6/25/2027	267,000	258,695
Series K070, Class A2, 3.30%, 11/25/2027 (i)	208,000	203,699
Series K072, Class AM, 3.50%, 12/25/2027 (i)	1,000,000	986,002
Series K073, Class A2, 3.35%, 1/25/2028	346,000	339,410
Series K079, Class AM, 3.93%, 6/25/2028	588,000	599,044
FNMA ACES Series 2015-M17, Class FA, 3.00%, 11/25/2022 (i)	184,327	186,034

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	500,000	478,696
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	1,000,000	1,008,973
Series 2015-M3, Class A2, 2.72%, 10/25/2024	1,000,000	966,046
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (i)	278,000	264,770
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	389,000	374,579
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	335,000	322,102
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (i)	381,000	367,635
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (i)	460,000	451,822
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (i)	305,000	290,466
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (i)	185,000	174,282
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	428,524	406,133
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.21%, 11/25/2047 (b) (i)	168,000	164,453
Series 2015-K44, Class B, 3.81%, 1/25/2048 (b) (i)	640,000	620,608
Series 2015-K45, Class B, 3.71%, 4/25/2048 (b) (i)	500,000	482,239
Series 2016-K722, Class B, 3.97%, 7/25/2049 (b) (i)	110,000	110,284
Series 2016-K59, Class B, 3.70%, 11/25/2049 (b) (i)	180,000	171,336
Series 2018-K730, Class B, 3.93%, 2/25/2050 (b) (i)	551,000	530,064
Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.63%, 12/15/2043 ‡ (b) (i)	143,508	7
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116,000	115,259
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104,000	104,152
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	200,000	201,751
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	110,000	112,193

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,691,618)		14,349,099

FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	100,000	126,450
United Mexican States (Mexico)
3.60%, 1/30/2025	200,000	194,000
4.13%, 1/21/2026	200,000	198,000
3.75%, 1/11/2028	280,000	266,280
5.55%, 1/21/2045	48,000	50,880
4.35%, 1/15/2047	58,000	52,606

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $922,649)		888,216

MUNICIPAL BONDS — 0.1% (k)
New York — 0.1%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	30,000	35,640

Transportation — 0.1%
Port Authority of New York & New Jersey, Consolidated, 164th Series Series 164, Rev., 5.65%, 11/1/2040	130,000	157,088

Total New York		192,728

Ohio — 0.0% (c)
Education — 0.0% (c)
Ohio State University (The) Series A, Rev., 4.80%, 6/1/2111	98,000	103,883

TOTAL MUNICIPAL BONDS (Cost $256,175)		296,611

	Shares
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.18% (l) (m) (Cost $9,074,322)	9,072,635	9,075,357

Total Investments — 99.7% (Cost $315,007,622)		309,411,964
Other Assets Less Liabilities — 0.3%		885,427

Net Assets — 100.0%		310,297,391

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2018.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
ESOP	Employee Stock Ownership Program

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration
(a)	The rate shown is the effective yield as of September 30, 2018.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Amount rounds to less than 0.01% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2018.
(e)	Defaulted security.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2018.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2018.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2018.
(j)	Amount rounds to less than 1.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of September 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$26,703,557	$7,365,616		$34,069,173
Collateralized Mortgage Obligations	—	27,963,329	2,332,965		30,296,294
Commercial Mortgage-Backed Securities	—	13,952,073	397,026		14,349,099
Corporate Bonds
Banks	—	13,156,086	—	(a)	13,156,086
Other Corporate Bonds	—	52,559,340	—		52,559,340

Total Corporate Bonds	—	65,715,426	—	(a)	65,715,426

Foreign Government Securities	—	888,216	—		888,216
Mortgage-Backed Securities	—	46,003,947	—		46,003,947
Municipal Bonds	—	296,611	—		296,611
U.S. Government Agency Securities	—	25,063,663	—		25,063,663
U.S. Treasury Obligations	—	83,654,178	—		83,654,178
Short-Term Investments
Investment Companies	9,075,357	—	—		9,075,357

Total Investments in Securities	$9,075,357	$290,241,000	$10,095,607		$309,411,964

(a) Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the period ended September 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2017		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2018
Investments in Securities:
Asset-Backed Securities	$8,402,501		$3,016	$(55,612)	$(74)	$1,394,732	$(1,908,318)	$628,077	$(1,098,706)	$7,365,616
Collateralized Mortgage Obligations	2,014,990		368	(102,324)	(1,464)	500,001	(78,606)	—	—	2,332,965
Commercial Mortgage-Backed Securities	1,389,232		—	186	47	—	(250,001)	300,000	(1,042,438)	397,026
Corporate Bond — Banks	—	(a)	—	—	—	—	—	—	—	—	(a)

	$11,806,723		$3,384	$(157,750)	$(1,491)	$1,894,733	$(2,236,925)	$928,077	$(2,141,144)	$10,095,607

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the period ended September 30, 2018.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2018, which were valued using significant unobservable inputs (level 3), amounted to $(155,600).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,608,215	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (7.23%)
			Constant Default Rate	0.00% - 4.39% (0.21%)
			Yield (Discount Rate of Cash Flows)	2.46% - 4.77% (3.62%)

Asset-Backed Securities	5,608,215

	389,472	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (10.03%)
			Constant Default Rate	0.00% - 6.40% (2.48%)
			Yield (Discount Rate of Cash Flows)	(136.12)% - 56.77% (6.27%)

Collateralized Mortgage Obligations	389,472

	95,342	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.17%)
			Yield (Discount Rate of Cash Flows)	2.75% - 5.28% (5.27%)

Commercial Mortgage-Backed Securities	95,342

	—	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)
Corporate Bonds	—

Total	$6,093,029

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2018, the value of these investments was $4,002,578. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
LONG POSITIONS — 99.1%
COMMON STOCKS — 45.3%
Australia — 1.0%
Australia & New Zealand Banking Group Ltd.	6,191	126,028
BHP Billiton Ltd.	6,295	156,814
BHP Billiton plc	4,158	90,734
Commonwealth Bank of Australia	380	19,613
CSL Ltd.	276	40,103
Dexus, REIT	7,782	59,451
Goodman Group, REIT	11,760	88,219
Macquarie Group Ltd.	97	8,824
National Australia Bank Ltd.	509	10,219
Rio Tinto Ltd.	1,853	105,385
Rio Tinto plc	392	19,773
Wesfarmers Ltd.	1,780	64,096
Westpac Banking Corp.	799	16,068

		805,327

Austria — 0.1%
ams AG *	674	37,936
Erste Group Bank AG *	2,062	85,607

		123,543

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	1,782	155,988

Brazil — 0.1%
Itau Unibanco Holding SA (Preference)	5,981	65,356

Canada — 0.3%
Alimentation Couche-Tard, Inc., Class B	1,672	83,636
Canadian National Railway Co.	873	78,334
Fairfax Financial Holdings Ltd.	89	48,328

		210,298

China — 0.5%
BOC Hong Kong Holdings Ltd.	13,500	64,075
China Overseas Land & Investment Ltd.	16,000	50,095
Pinduoduo, Inc., ADR *	1,536	40,382
Ping An Insurance Group Co. of China Ltd., Class H	15,500	157,018
Tencent Holdings Ltd.	2,900	118,409

		429,979

Denmark — 0.3%
Chr Hansen Holding A/S	467	47,347
Novo Nordisk A/S, Class B	4,548	214,052

		261,399

Finland — 0.2%
Cargotec OYJ, Class B	723	32,459
Nokia OYJ	8,430	46,869
Outokumpu OYJ	9,767	57,278
Wartsila OYJ Abp	2,977	57,931

		194,537

France — 2.3%
Accor SA	1,480	76,030
Air Liquide SA	1,259	165,335
Airbus SE	983	123,408
Alstom SA	1,847	82,614
AXA SA	4,789	128,325
BNP Paribas SA	2,345	143,600
Capgemini SE	518	65,215
JCDecaux SA	1,665	60,894
LVMH Moet Hennessy Louis Vuitton SE	280	98,944
Pernod Ricard SA	676	110,869
Renault SA	1,137	98,353
Safran SA	713	99,837
Sanofi	1,774	158,502
Schneider Electric SE	1,497	120,204
Sodexo SA	872	92,473
TOTAL SA	3,168	205,986
Vinci SA	224	21,311

		1,851,900

Germany — 1.9%
adidas AG	263	64,319
Allianz SE (Registered)	79	17,583
BASF SE	414	36,736
Bayer AG (Registered)	1,632	144,760
Brenntag AG	1,352	83,380
Continental AG	448	77,838
Daimler AG (Registered)	1,979	124,721
Delivery Hero SE * (a)	1,177	56,518
Deutsche Bank AG (Registered)	1,388	15,809
Deutsche Boerse AG	1,090	145,740
Deutsche Post AG (Registered)	1,856	65,989
Deutsche Telekom AG (Registered) *	4,770	76,790
Henkel AG & Co. KGaA (Preference)	668	78,323
Infineon Technologies AG	2,382	54,204
Linde AG	413	97,533
SAP SE	2,614	321,427
Siemens AG (Registered)	574	73,394
Zalando SE * (a)	806	31,320

		1,566,384

Hong Kong — 0.7%
AIA Group Ltd.	31,000	276,424
CK Asset Holdings Ltd.	14,552	109,085
CK Hutchison Holdings Ltd.	7,052	81,174
Melco Resorts & Entertainment Ltd., ADR	3,588	75,886

		542,569

India — 0.2%
HDFC Bank Ltd., ADR	1,459	137,292

Indonesia — 0.1%
Bank Central Asia Tbk. PT	64,300	104,150

Ireland — 0.1%
CRH plc	1,353	44,263

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Ryanair Holdings plc, ADR *	749	71,934

		116,197

Israel — 0.0% (b)
Teva Pharmaceutical Industries Ltd., ADR	1,142	24,599

Italy — 0.3%
Assicurazioni Generali SpA	4,446	76,559
Enel SpA	23,893	122,130
Telecom Italia SpA *	47,001	28,411
UniCredit SpA	592	8,883

		235,983

Japan — 4.1%
Asahi Group Holdings Ltd.	900	39,048
Bridgestone Corp.	2,700	102,042
Central Japan Railway Co.	300	62,459
Daicel Corp.	6,100	70,858
Daikin Industries Ltd.	1,000	133,104
DMG Mori Co. Ltd.	4,300	71,821
Electric Power Development Co. Ltd.	700	19,376
FANUC Corp.	300	56,440
Hitachi Ltd.	1,000	33,992
Honda Motor Co. Ltd.	3,800	114,442
Japan Airlines Co. Ltd.	1,800	64,696
Japan Tobacco, Inc.	2,600	67,895
Kao Corp.	1,500	121,167
KDDI Corp.	1,400	38,621
Keyence Corp.	100	58,089
Komatsu Ltd.	2,300	69,991
Kyowa Hakko Kirin Co. Ltd.	1,700	31,900
Kyushu Electric Power Co., Inc.	1,800	21,757
Mabuchi Motor Co. Ltd.	2,000	80,678
Marui Group Co. Ltd.	4,200	103,630
Mitsubishi Corp.	3,700	113,970
Mitsubishi UFJ Financial Group, Inc.	19,400	120,526
NGK Spark Plug Co. Ltd.	2,500	72,874
Nintendo Co. Ltd.	100	36,383
Nippon Telegraph & Telephone Corp.	1,800	81,235
Nomura Research Institute Ltd.	1,100	55,548
Olympus Corp.	400	15,608
Otsuka Corp.	1,600	59,680
Otsuka Holdings Co. Ltd.	2,000	100,878
Panasonic Corp.	6,000	69,547
Renesas Electronics Corp. *	9,900	61,985
Seven & i Holdings Co. Ltd.	2,700	120,379
Shin-Etsu Chemical Co. Ltd.	900	79,567
SMC Corp.	200	64,014
Sony Corp.	900	54,709
Sumitomo Electric Industries Ltd.	3,900	61,197
Sumitomo Mitsui Financial Group, Inc.	2,600	104,634
T&D Holdings, Inc.	4,800	79,270
Tokio Marine Holdings, Inc.	1,900	94,323
Tokyo Gas Co. Ltd.	1,300	31,977
Tokyu Corp.	4,800	87,774
Toray Industries, Inc.	8,800	66,027
Toyota Motor Corp.	2,800	174,448
West Japan Railway Co.	1,200	83,651
Yamato Holdings Co. Ltd.	2,400	73,690

		3,325,900

Luxembourg — 0.1%
ArcelorMittal	2,036	63,210

Netherlands — 1.3%
Akzo Nobel NV	987	92,327
ASML Holding NV	925	173,673
Heineken NV	402	37,728
ING Groep NV	13,172	170,961
Koninklijke Philips NV	685	31,223
NN Group NV	1,625	72,528
Royal Dutch Shell plc, Class A	7,896	270,640
Royal Dutch Shell plc, Class B	5,298	185,465

		1,034,545

Singapore — 0.2%
DBS Group Holdings Ltd.	5,600	106,832
United Overseas Bank Ltd.	1,200	23,722

		130,554

South Korea — 0.1%
Samsung Electronics Co. Ltd., GDR (a)	60	62,866

Spain — 0.5%
Banco Santander SA	10,543	52,785
Bankia SA	17,355	67,749
Iberdrola SA	20,209	148,432
Industria de Diseno Textil SA	3,551	107,281
Telefonica SA	4,535	35,774

		412,021

Sweden — 0.2%
Lundin Petroleum AB	1,662	63,351
Svenska Handelsbanken AB, Class A	8,878	111,966

		175,317

Switzerland — 2.0%
Cie Financiere Richemont SA (Registered)	1,626	132,568
Credit Suisse Group AG (Registered) *	5,767	86,537
Ferguson plc	2,630	223,082
Glencore plc *	9,850	42,460
LafargeHolcim Ltd. (Registered) *	1,863	92,231
Nestle SA (Registered)	4,426	368,405
Novartis AG (Registered)	2,417	208,052
Roche Holding AG	951	229,966
Swiss Re AG	858	79,053
UBS Group AG (Registered) *	8,721	137,693
Zurich Insurance Group AG	97	30,585

		1,630,632

United Kingdom — 2.8%
3i Group plc	7,008	85,812
AstraZeneca plc	423	32,970
Aviva plc	24,849	158,548
Barratt Developments plc	6,650	49,110
BP plc	15,126	115,937
British American Tobacco plc	3,558	165,876

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Burberry Group plc	5,217	136,995
Diageo plc	3,071	108,800
Dixons Carphone plc	17,954	39,579
GlaxoSmithKline plc	10,898	218,556
HSBC Holdings plc	14,840	129,485
InterContinental Hotels Group plc	1,040	64,737
ITV plc	32,911	67,545
Lloyds Banking Group plc	55,678	42,821
Prudential plc	5,658	129,727
RELX plc *	3,478	73,070
Smith & Nephew plc	4,570	83,378
Standard Chartered plc	12,465	103,275
Taylor Wimpey plc	15,285	34,165
Unilever NV, CVA	3,645	202,753
Vodafone Group plc	54,278	116,297
Whitbread plc	422	25,937
WPP plc	5,391	78,949

		2,264,322

United States — 25.7%
Acadia Healthcare Co., Inc. *	1,220	42,944
Adobe Systems, Inc. *	247	66,678
AdvanSix, Inc. *	876	29,740
Aetna, Inc.	328	66,535
Alleghany Corp.	57	37,194
Allergan plc	570	108,574
Alliance Data Systems Corp.	632	149,253
Ally Financial, Inc.	1,485	39,278
Alphabet, Inc., Class A *	286	345,225
Alphabet, Inc., Class C * (c)	328	391,458
Altice USA, Inc., Class A	13,634	247,321
Amazon.com, Inc. * (c)	240	480,720
American Electric Power Co., Inc.	1,501	106,391
American Express Co.	893	95,096
American Homes 4 Rent, Class A, REIT	2,695	58,994
American International Group, Inc.	2,063	109,834
AmerisourceBergen Corp.	501	46,202
Amphenol Corp., Class A	629	59,139
Analog Devices, Inc.	714	66,016
Apergy Corp. *	413	17,990
Apple, Inc. (c)	2,104	474,957
Applied Materials, Inc.	1,427	55,154
Arista Networks, Inc. *	196	52,109
Arrow Electronics, Inc. *	1,026	75,637
AutoZone, Inc. *	168	130,318
Ball Corp.	3,373	148,378
Bank of America Corp.	10,834	319,170
Berkshire Hathaway, Inc., Class B *	2,304	493,309
Best Buy Co., Inc.	607	48,172
Biogen, Inc. *	101	35,684
BlackRock, Inc.	104	49,018
Boeing Co. (The)	375	139,462
Brinker International, Inc.	1,082	50,562
Brixmor Property Group, Inc., REIT	4,016	70,320
Capital One Financial Corp.	2,176	206,568
Carlisle Cos., Inc. (c)	468	57,002
Catalent, Inc. *	888	40,448
CBRE Group, Inc., Class A *	3,128	137,945
CBS Corp. (Non-Voting), Class B	1,025	58,886
Centene Corp. *	479	69,350
Charles Schwab Corp. (The)	3,498	171,927
Charter Communications, Inc., Class A *	368	119,924
Chubb Ltd.	549	73,368
Cigna Corp.	1,709	355,899
Cisco Systems, Inc.	2,460	119,679
Citigroup, Inc.	1,769	126,908
Citizens Financial Group, Inc.	2,208	85,163
Clorox Co. (The)	249	37,452
Columbia Sportswear Co.	491	45,697
Comerica, Inc.	561	50,602
CommScope Holding Co., Inc. *	2,075	63,827
Concho Resources, Inc. *	503	76,833
ConocoPhillips	1,555	120,357
Constellation Brands, Inc., Class A	1,919	413,775
Copart, Inc. *	1,404	72,348
CorePoint Lodging, Inc., REIT	1,481	28,805
Corning, Inc.	2,358	83,237
Coty, Inc., Class A	3,487	43,797
Deere & Co.	354	53,217
Delta Air Lines, Inc.	3,502	202,521
DexCom, Inc. *	273	39,050
Diamondback Energy, Inc.	311	42,044
DISH Network Corp., Class A *	3,452	123,444
DocuSign, Inc. *	594	31,227
Dover Corp.	840	74,365
Duke Energy Corp.	608	48,652
Eagle Materials, Inc.	364	31,027
East West Bancorp, Inc.	1,143	69,003
EastGroup Properties, Inc., REIT	453	43,316
Edison International	772	52,249
Electronic Arts, Inc. *	594	71,571
Energizer Holdings, Inc.	850	49,852
Entercom Communications Corp., Class A (c)	5,327	42,083
EOG Resources, Inc.	535	68,250
EQT Corp.	1,523	67,362
Eversource Energy	828	50,872
Evolent Health, Inc., Class A *	1,623	46,093
Exact Sciences Corp. *	729	57,533
Exelixis, Inc. *	1,125	19,935
Expedia Group, Inc.	425	55,454
Exxon Mobil Corp. (c)	2,246	190,955
Facebook, Inc., Class A *	616	101,307
Federal Realty Investment Trust, REIT	402	50,841
Fifth Third Bancorp	2,130	59,470
First Republic Bank	851	81,696
Fiserv, Inc. *	3,367	277,373
Fortune Brands Home & Security, Inc.	719	37,647
Gartner, Inc. *	427	67,680
Genuine Parts Co.	501	49,799
Global Payments, Inc.	748	95,295
GoDaddy, Inc., Class A *	1,032	86,058
Graphic Packaging Holding Co.	3,418	47,886
Hartford Financial Services Group, Inc. (The)	1,641	81,984

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
HCA Healthcare, Inc.	371	51,614
Hewlett Packard Enterprise Co.	2,507	40,889
Hilton Worldwide Holdings, Inc.	3,137	253,407
Home Depot, Inc. (The)	325	67,324
Honeywell International, Inc.	739	122,970
Illinois Tool Works, Inc.	408	57,577
Illumina, Inc. *	242	88,829
Intercept Pharmaceuticals, Inc. *	309	39,045
Intuitive Surgical, Inc. *	131	75,194
Invesco Ltd.	1,600	36,608
Jazz Pharmaceuticals plc *	388	65,234
Johnson & Johnson	1,746	241,245
Keurig Dr Pepper, Inc.	1,329	30,793
Kimco Realty Corp., REIT	3,589	60,080
Kinder Morgan, Inc.	5,854	103,791
Kohl’s Corp.	1,258	93,784
Kroger Co. (The)	1,703	49,574
Lennox International, Inc.	432	94,349
LKQ Corp. *	1,652	52,319
Loews Corp. (c)	3,303	165,910
Lululemon Athletica, Inc. *	363	58,984
M&T Bank Corp.	878	144,466
Marathon Petroleum Corp.	869	69,494
Marsh & McLennan Cos., Inc.	794	65,680
Martin Marietta Materials, Inc.	583	106,077
Marvell Technology Group Ltd.	2,061	39,777
Mastercard, Inc., Class A (c)	1,012	225,281
Medtronic plc	510	50,169
Merck & Co., Inc.	2,319	164,510
Microsoft Corp. (c)	4,745	542,686
Mid-America Apartment Communities, Inc., REIT	892	89,361
Middleby Corp. (The) *	239	30,915
Molson Coors Brewing Co., Class B	1,193	73,370
Morgan Stanley	1,847	86,015
Murphy USA, Inc. *	771	65,890
Nasdaq, Inc.	617	52,939
Netflix, Inc. *	342	127,952
Nexstar Media Group, Inc., Class A	1,010	82,214
NextEra Energy, Inc.	1,544	258,774
NiSource, Inc.	1,258	31,349
Nordson Corp.	272	37,781
Nordstrom, Inc.	1,554	92,945
Northern Trust Corp.	639	65,261
NVIDIA Corp.	527	148,098
Occidental Petroleum Corp.	1,276	104,849
Old Dominion Freight Line, Inc.	287	46,282
Oshkosh Corp.	820	58,417
Outfront Media, Inc., REIT	2,798	55,820
Packaging Corp. of America	450	49,361
Palo Alto Networks, Inc. *	428	96,411
Parker-Hannifin Corp.	275	50,581
PayPal Holdings, Inc. *	2,396	210,465
PBF Energy, Inc., Class A	641	31,992
Pfizer, Inc.	6,452	284,340
Phillips 66	618	69,661
PNC Financial Services Group, Inc. (The)	1,125	153,214
Post Holdings, Inc. *	937	91,863
Procter & Gamble Co. (The)	1,060	88,224
Progressive Corp. (The)	1,350	95,904
Prudential Financial, Inc.	331	33,537
Public Storage, REIT	411	82,870
QUALCOMM, Inc.	919	66,196
Rayonier, Inc., REIT	1,629	55,076
Red Hat, Inc. *	336	45,790
Revance Therapeutics, Inc. *	831	20,650
Ross Stores, Inc.	889	88,100
S&P Global, Inc.	562	109,809
Sage Therapeutics, Inc. *	159	22,459
SailPoint Technologies Holding, Inc. *	1,114	37,898
salesforce.com, Inc. *	863	137,243
ServiceNow, Inc. *	516	100,945
Southwest Airlines Co.	1,163	72,629
Spark Therapeutics, Inc. *	451	24,602
Splunk, Inc. *	539	65,170
Spotify Technology SA *	309	55,876
Square, Inc., Class A *	475	47,030
Stanley Black & Decker, Inc.	521	76,295
SunTrust Banks, Inc.	1,846	123,294
T. Rowe Price Group, Inc.	1,194	130,361
Take-Two Interactive Software, Inc. *	355	48,986
Teladoc Health, Inc. *	635	54,832
Teradata Corp. *	1,224	46,157
Tesla, Inc. *	80	21,182
Texas Instruments, Inc.	1,253	134,434
TherapeuticsMD, Inc. *	4,286	28,116
Thermo Fisher Scientific, Inc.	867	211,617
Tiffany & Co.	362	46,687
T-Mobile US, Inc. *	765	53,688
Tractor Supply Co.	494	44,895
Travelers Cos., Inc. (The)	786	101,952
Union Pacific Corp.	1,600	260,528
United Technologies Corp.	785	109,751
UnitedHealth Group, Inc. (c)	2,786	741,187
Unum Group	890	34,772
US Bancorp	1,915	101,131
Veeva Systems, Inc., Class A *	567	61,729
Verizon Communications, Inc.	2,568	137,106
Vertex Pharmaceuticals, Inc. *	404	77,867
Visa, Inc., Class A	1,403	210,576
WABCO Holdings, Inc. *	331	39,038
Walgreens Boots Alliance, Inc.	1,645	119,921
Waste Connections, Inc.	2,276	181,557
Wayfair, Inc., Class A *	312	46,073
Wells Fargo & Co.	5,050	265,428
WestRock Co.	1,348	72,037
Weyerhaeuser Co., REIT	1,134	36,594
Williams Cos., Inc. (The)	2,839	77,192
Worldpay, Inc. *	747	75,649
Xcel Energy, Inc.	2,254	106,411

		20,864,571

TOTAL COMMON STOCKS (COST $31,003,201)		36,789,439

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 20.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (d)	149,970	4,032,685
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (d)	202,152	1,607,112
JPMorgan Floating Rate Income Fund Class R6 Shares (d)	440,978	4,145,191
JPMorgan High Yield Fund Class R6 Shares (d)	947,253	6,886,528

TOTAL INVESTMENT COMPANIES (COST $16,010,140)		16,671,516

	Principal Amount ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
United States — 7.3%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 4.52%, 6/25/2045 (e)	37,860	38,840
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048 (e) (f)	191,922	191,914
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.03%, 2/20/2036 (e)	27,477	27,318
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 3.69%, 2/25/2035 (e)	29,148	28,901
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 3.97%, 5/25/2035 (e)	49,198	49,930
COLT Mortgage Loan Trust Series 2018-2, Class A1, 3.47%, 7/27/2048 (e) (f)	88,732	88,420
FHLMC REMIC
Series 3935, Class GA, 3.00%, 10/15/2026	147,459	146,372
Series 4323, Class VA, 4.00%, 3/15/2027	114,115	116,676
Series 4669, Class VJ, 4.00%, 5/15/2028	115,711	118,144
Series 4496, Class CA, 2.00%, 7/15/2031	86,389	83,068
Series 3972, Class PJ, 3.00%, 11/15/2031	134,216	132,285
Series 4062, Class BA, 3.50%, 6/15/2038	89,613	90,085
Series 4329, Class KA, 3.00%, 1/15/2040	130,528	128,980
Series 3632, Class PK, 5.00%, 2/15/2040	84,364	88,877
Series 3778, Class JA, 3.50%, 4/15/2040	113,285	113,518
Series 3923, Class GD, 2.00%, 5/15/2040	84,909	81,413
Series 4364, Class A, 3.00%, 8/15/2040	106,355	104,708
Series 3890, Class BA, 2.50%, 11/15/2040	125,796	122,967
Series 3788, Class FA, 2.69%, 1/15/2041 (e)	47,717	48,125
Series 4366, Class KA, 3.00%, 3/15/2041	110,392	108,217
Series 4467, Class AB, 3.00%, 7/15/2041	109,853	107,874
Series 4005, Class PA, 2.00%, 10/15/2041	32,910	30,805
Series 4118, Class PD, 1.50%, 5/15/2042	106,445	99,287
Series 4223, Class AL, 3.00%, 8/15/2042	142,608	140,580
Series 4494, Class KA, 3.75%, 10/15/2042	105,008	106,132
FHLMC STRIPS
Series 242, Class F29, 2.41%, 11/15/2036 (e)	115,208	115,863
Series 311, Class F1, 2.71%, 8/15/2043 (e)	78,173	78,710
Series 317, Class F3, 2.68%, 11/15/2043 (e)	158,189	159,260
First Horizon Mortgage Pass-Through Trust Series 2004-AR7, Class 4A1, 3.77%, 2/25/2035 (e)	41,235	41,359
FNMA REMIC
Series 2011-104, Class TB, 2.50%, 10/25/2026	134,712	132,103
Series 2014-33, Class AH, 3.00%, 6/25/2029	122,302	121,565
Series 2001-68, Class FD, 2.72%, 12/25/2031 (e)	69,158	69,459
Series 2014-3, Class AM, 2.50%, 1/25/2032	103,110	100,942
Series 2012-87, Class CA, 2.00%, 6/25/2039	41,149	39,599
Series 2013-5, Class BD, 2.00%, 3/25/2040	125,306	120,151
Series 2010-142, Class FM, 2.69%, 12/25/2040 (e)	91,558	91,701
Series 2015-15, Class GH, 2.50%, 3/25/2041	105,227	101,578
Series 2017-4, Class AH, 3.00%, 5/25/2041	200,347	197,412
Series 2011-53, Class FT, 2.80%, 6/25/2041 (e)	52,648	53,302
Series 2015-55, Class QA, 3.50%, 10/25/2042	75,737	75,095

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
Series 2013-58, Class KJ, 3.00%, 2/25/2043		107,612	105,711
Series 2013-101, Class FE, 2.82%, 10/25/2043 (e)		261,087	264,872
Series 2016-103, Class LA, 3.00%, 5/25/2044		111,088	108,247
Series 2015-54, Class FA, 2.57%, 7/25/2045 (e)		63,891	63,713
Series 2016-40, Class PA, 3.00%, 7/25/2045		107,578	105,792
Series 2016-40, Class FA, 2.87%, 7/25/2046 (e)		61,087	62,210
Series 2016-63, Class AF, 2.72%, 9/25/2046 (e)		62,457	63,141
GNMA
Series 2008-35, Class FH, 2.77%, 4/20/2038 (e)		114,054	115,511
Series 2014-117, Class FP, 2.47%, 6/20/2043 (e)		117,712	117,666
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 2.66%, 5/25/2035 (e)		96,547	95,584
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, 3.77%, 6/25/2048 (e) (f)		142,553	142,554
Impac CMB Trust Series 2004-7, Class 1A2, 3.14%, 11/25/2034 (e)		99,255	96,522
JP Morgan Alternative Loan Trust Series 2007-A2, Class 12A3, 2.41%, 6/25/2037 (e)		56,002	55,821
JP Morgan Mortgage Trust Series 2005-A3, Class 4A1, 4.33%, 6/25/2035 (e)		19,447	19,681
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036		11,451	10,985
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.76%, 1/25/2037 (e)		21,425	20,693
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 4.23%, 7/25/2034 (e)		23,215	22,890
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 2.50%, 12/25/2035 (e)		59,925	58,796
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019		16,114	15,993
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.66%, 3/25/2035 (e)		23,233	22,865
Series 2005-AR5, Class A6, 3.89%, 5/25/2035 (e)		37,377	37,638
Series 2005-AR10, Class 1A3, 4.12%, 9/25/2035 (e)		34,376	34,956
Wells Fargo Mortgage Backed Securities Trust
Series 2004-W, Class A1, 3.94%, 11/25/2034 (e)		79,327	80,262
Series 2004-Z, Class 2A2, 3.76%, 12/25/2034 (e)		29,378	29,984
Series 2006-AR3, Class A3, 4.02%, 3/25/2036 (e)		48,821	48,719
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE, Class 2A2, 4.37%, 12/25/2034 (e)		37,474	38,592
Series 2004-DD, Class 1A1, 3.78%, 1/25/2035 (e)		90,232	93,907
Series 2005-AR2, Class 2A1, 3.93%, 3/25/2035 (e)		14,842	15,036
Series 2005-AR2, Class 2A2, 3.93%, 3/25/2035 (e)		28,541	29,174
Series 2005-AR3, Class 1A1, 4.39%, 3/25/2035 (e)		41,766	43,017
Series 2005-AR4, Class 2A2, 4.00%, 4/25/2035 (e)		23,509	23,679
Series 2005-16, Class A8, 5.75%, 12/25/2035		21,420	22,795

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,977,185)			5,958,541

FOREIGN GOVERNMENT SECURITIES — 7.2%
Australia — 0.1%
Australia Government Bond
3.25%, 4/21/2025 (a)	AUD	42,000	31,778
2.25%, 5/21/2028 (a)	AUD	25,000	17,414
2.75%, 11/21/2028 (a)	AUD	52,000	37,799
3.75%, 4/21/2037 (a)	AUD	16,000	12,812
3.00%, 3/21/2047 (a)	AUD	12,000	8,422

			108,225

Belgium — 0.2%
Belgium Government Bond
0.50%, 10/22/2024 (a)	EUR	32,000	37,600
0.80%, 6/22/2027 (a)	EUR	33,000	38,617
3.00%, 6/22/2034 (a)	EUR	26,000	37,625
1.90%, 6/22/2038 (a)	EUR	26,000	32,430
1.60%, 6/22/2047 (a)	EUR	6,000	6,781
2.15%, 6/22/2066 (a)	EUR	4,000	4,860

			157,913

Canada — 0.1%
Canada Government Bond
1.00%, 6/1/2027	CAD	67,000	46,130
5.00%, 6/1/2037	CAD	9,000	9,618
3.50%, 12/1/2045	CAD	2,000	1,876
2.75%, 12/1/2064	CAD	3,000	2,559

			60,183

China — 0.3%
China Development Bank 0.88%, 1/24/2024 (a)	EUR	100,000	114,392

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
Export-Import Bank of China (The) 0.75%, 5/28/2023 (a)	EUR	100,000	115,194

			229,586

Denmark — 0.1%
Denmark Government Bond
3.00%, 11/15/2021	DKK	42,000	7,235
1.50%, 11/15/2023	DKK	36,000	6,056
0.50%, 11/15/2027	DKK	85,000	13,343
4.50%, 11/15/2039	DKK	65,000	17,311

			43,945

France — 1.0%
Caisse d’Amortissement de la Dette Sociale 1.88%, 7/28/2020 (a)		100,000	97,962
France Government Bond
1.00%, 11/25/2018 (a)	EUR	97,000	112,867
0.00%, 2/25/2021 (a)	EUR	50,000	58,549
0.00%, 3/25/2023 (a)	EUR	48,000	55,758
1.75%, 11/25/2024 (a)	EUR	98,000	124,290
0.25%, 11/25/2026 (a)	EUR	54,000	61,292
1.00%, 5/25/2027 (a)	EUR	78,000	93,514
1.50%, 5/25/2031 (a)	EUR	10,000	12,280
1.25%, 5/25/2034 (a)	EUR	21,030	24,612
4.75%, 4/25/2035 (a)	EUR	33,500	59,941
1.75%, 6/25/2039 (a)	EUR	27,000	33,284
3.25%, 5/25/2045 (a)	EUR	35,000	55,592
2.00%, 5/25/2048 (a)	EUR	13,000	16,280
4.00%, 4/25/2055 (a)	EUR	6,000	11,184
4.00%, 4/25/2060 (a)	EUR	4,000	7,631
1.75%, 5/25/2066 (a)	EUR	12,000	13,467

			838,503

Germany — 0.1%
Federal Republic of Germany
4.00%, 1/4/2037 (a)	EUR	34,000	60,688
2.50%, 8/15/2046 (a)	EUR	23,000	36,096

			96,784

Italy — 0.8%
Italy Government Bond
1.05%, 12/1/2019	EUR	30,000	34,946
0.70%, 5/1/2020	EUR	10,000	11,540
0.10%, 5/15/2022 (a)	EUR	36,418	41,031
1.45%, 9/15/2022	EUR	36,000	40,731
0.95%, 3/15/2023	EUR	87,000	95,545
2.50%, 12/1/2024	EUR	54,000	62,233
1.45%, 5/15/2025	EUR	50,000	53,547
1.60%, 6/1/2026	EUR	40,000	42,634
3.10%, 9/15/2026 (a)	EUR	16,419	21,094
2.00%, 2/1/2028	EUR	2,000	2,142
4.75%, 9/1/2028 (a)	EUR	69,000	91,763
1.65%, 3/1/2032 (a)	EUR	21,000	20,404
2.45%, 9/1/2033 (a)	EUR	53,000	55,541
2.25%, 9/1/2036 (a)	EUR	25,000	24,841
4.00%, 2/1/2037 (a)	EUR	6,000	7,506
4.75%, 9/1/2044 (a)	EUR	16,000	21,833
3.45%, 3/1/2048 (a)	EUR	21,000	23,354
2.80%, 3/1/2067 (a)	EUR	3,000	2,881

			653,566

Japan — 2.7%
Japan Finance Organization for Municipalities 0.88%, 9/22/2021 (a)	EUR	100,000	118,508
Japan Government Bond
0.10%, 10/15/2019	JPY	1,200,000	10,586
0.10%, 1/15/2020	JPY	8,300,000	73,257
0.10%, 9/20/2020	JPY	14,200,000	125,489
1.20%, 12/20/2020	JPY	19,800,000	179,303
0.10%, 9/20/2022	JPY	13,600,000	120,528
0.80%, 9/20/2022	JPY	10,150,000	92,441
0.10%, 12/20/2022	JPY	12,500,000	110,818
0.30%, 12/20/2024	JPY	17,600,000	157,881
0.10%, 6/20/2026	JPY	15,850,000	140,105
0.10%, 12/20/2026	JPY	14,750,000	130,194
1.70%, 12/20/2032	JPY	12,050,000	125,624
1.80%, 12/20/2032	JPY	11,700,000	123,371
1.50%, 3/20/2034	JPY	10,350,000	105,584
0.70%, 3/20/2037	JPY	11,050,000	99,208
0.60%, 12/20/2037	JPY	12,050,000	105,591
2.50%, 3/20/2038	JPY	9,950,000	117,440
1.70%, 9/20/2044	JPY	800,000	8,499
1.40%, 9/20/2045	JPY	8,000,000	80,020
1.40%, 12/20/2045	JPY	4,100,000	40,993
0.80%, 3/20/2047	JPY	5,800,000	50,261
0.80%, 12/20/2047	JPY	5,350,000	46,160
0.90%, 3/20/2057	JPY	4,750,000	40,170

			2,202,031

Mexico — 0.2%
United Mexican States 2.38%, 4/9/2021	EUR	100,000	122,346

Qatar — 0.1%
Qatar Government Bond 5.25%, 1/20/2020 (a)		100,000	102,625

Spain — 0.7%
Spain Government Bond
4.00%, 4/30/2020 (a)	EUR	60,000	74,300
0.05%, 1/31/2021	EUR	31,000	36,043
0.45%, 10/31/2022	EUR	76,000	88,687
2.75%, 10/31/2024 (a)	EUR	24,000	31,077
1.60%, 4/30/2025 (a)	EUR	49,000	59,447
1.45%, 10/31/2027 (a)	EUR	56,000	65,408
1.40%, 4/30/2028 (a)	EUR	32,000	37,014
2.35%, 7/30/2033 (a)	EUR	26,000	31,624
4.20%, 1/31/2037 (a)	EUR	13,000	19,904
5.15%, 10/31/2044 (a)	EUR	18,000	31,776
2.90%, 10/31/2046 (a)	EUR	16,000	20,013
2.70%, 10/31/2048 (a)	EUR	64,000	76,069
3.45%, 7/30/2066 (a)	EUR	4,000	5,341

			576,703

Sweden — 0.0% (b)
Sweden Government Bond
5.00%, 12/1/2020	SEK	55,000	6,924
3.50%, 6/1/2022	SEK	35,000	4,463
2.50%, 5/12/2025	SEK	130,000	16,742
2.25%, 6/1/2032	SEK	15,000	1,948
3.50%, 3/30/2039	SEK	20,000	3,130

			33,207

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
United Kingdom — 0.8%
U.K. Treasury Bonds
4.75%, 3/7/2020 (a)	GBP	33,000	45,427
1.50%, 1/22/2021 (a)	GBP	54,000	71,404
2.75%, 9/7/2024 (a)	GBP	6,000	8,494
2.00%, 9/7/2025 (a)	GBP	11,000	15,005
1.50%, 7/22/2026 (a)	GBP	11,000	14,466
1.63%, 10/22/2028 (a)	GBP	64,000	83,788
4.50%, 9/7/2034 (a)	GBP	9,000	16,122
4.25%, 3/7/2036 (a)	GBP	28,000	49,631
1.75%, 9/7/2037 (a)	GBP	34,000	43,344
4.75%, 12/7/2038 (a)	GBP	10,000	19,337
3.25%, 1/22/2044 (a)	GBP	16,000	26,299
3.50%, 1/22/2045 (a)	GBP	15,000	25,806
4.25%, 12/7/2046 (a)	GBP	19,000	37,223
1.50%, 7/22/2047 (a)	GBP	40,000	47,339
3.75%, 7/22/2052 (a)	GBP	12,000	22,974
4.25%, 12/7/2055 (a)	GBP	6,500	13,952
1.75%, 7/22/2057 (a)	GBP	21,600	27,550
2.50%, 7/22/2065 (a)	GBP	11,660	18,638
3.50%, 7/22/2068 (a)	GBP	11,000	22,403

			609,202

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $6,083,319)			5,834,819

ASSET-BACKED SECURITIES — 2.8%
United States — 2.8%
American Credit Acceptance Receivables Trust Series 2018-3, Class D, 4.14%, 10/15/2024 (f)		32,000	32,000
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡		31,167	31,001
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W5, Class M1, 3.12%, 4/25/2034 ‡ (e)		47,065	46,979
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M2, 4.69%, 11/25/2033 ‡ (e)		76,549	76,928
Series 2004-HE3, Class M2, 3.90%, 6/25/2034 ‡ (e)		72,669	72,271
Series 2005-HE6, Class M3, 3.01%, 7/25/2035 ‡ (e)		128,777	128,723
Bayview Opportunity Master Fund Trust Series 2018-RN5, Class A1, 3.82%, 4/28/2033 ‡ (f) (g)		77,029	76,834
Bear Stearns Asset-Backed Securities Trust
Series 2004-HE5, Class M2, 4.09%, 7/25/2034 ‡ (e)		17,596	17,497
Series 2003-2, Class M1, 4.02%, 3/25/2043 ‡ (e)		48,116	47,946
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 2.97%, 5/25/2034 ‡ (e)		39,802	39,756
Series 2005-12, Class M1, 2.69%, 2/25/2036 ‡ (e)		147,837	147,542
Series 2006-19, Class 2A2, 2.38%, 3/25/2037 ‡ (e)		89,297	88,458
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-1, Class M2, 3.04%, 3/25/2034 ‡ (e)		51,820	51,494
Series 2004-5, Class M5, 4.54%, 5/25/2034 (e)		44,010	42,450
Series 2004-5, Class M3, 3.94%, 7/25/2034 ‡ (e)		70,417	71,418
Drive Auto Receivables Trust Series 2018-4, Class D, 4.09%, 1/15/2026		35,000	35,106
First Franklin Mortgage Loan Trust Series 2004-FFH3, Class M1, 3.09%, 10/25/2034 ‡ (e)		130,008	130,053
Home Equity Asset Trust Series 2007-2, Class 2A2, 2.40%, 7/25/2037 ‡ (e)		22,634	22,594
Home Equity Mortgage Loan Asset-Backed Trust
Series 2005-B, Class M2, 2.92%, 8/25/2035 ‡ (e)		100,147	100,105
Series 2006-B, Class 2A3, 2.41%, 6/25/2036 ‡ (e)		92,561	90,098
Long Beach Mortgage Loan Trust
Series 2004-4, Class M1, 3.12%, 10/25/2034 (e)		95,797	95,891
Series 2004-6, Class A3, 3.52%, 11/25/2034 ‡ (e)		41,137	41,399
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, Class M1, 3.24%, 10/25/2033 ‡ (e)		51,533	51,062
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ1, Class M2, 3.34%, 12/25/2034 ‡ (e)		83,630	83,699
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (f)		15,000	14,997
RAMP Trust
Series 2005-KS12, Class M1, 2.66%, 1/25/2036 ‡ (e)		172,507	172,596
Series 2006-RZ4, Class A3, 2.49%, 10/25/2036 ‡ (e)		181,096	178,811
Saxon Asset Securities Trust Series 2003-3, Class M1, 3.19%, 12/25/2033 ‡ (e)		44,734	43,175
Structured Asset Investment Loan Trust

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
Series 2003-BC11, Class M1, 3.19%, 10/25/2033 ‡ (e)		20,128	20,105
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 2.39%, 1/25/2037 (e)		101,527	99,369
Series 2007-WF2, Class A1, 3.22%, 8/25/2037 ‡ (e)		49,534	49,792
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 2.37%, 1/25/2037 ‡ (e)		64,855	64,565

TOTAL ASSET-BACKED SECURITIES (COST 2,195,803)			2,264,714

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (h) (Cost $1,141,656)		1,145,000	1,140,482

MORTGAGE-BACKED SECURITIES — 1.0%
United States — 1.0%
FHLMC Gold Pools, 15 Year, Single Family Pool # G14120, 4.00%, 4/1/2026		38,139	39,037
FNMA, 15 Year, Single Family
Pool # 890395, 3.50%, 2/1/2026		149,547	150,404
Pool # AL1174, 4.00%, 11/1/2026		122,082	124,977
FNMA, 20 Year, Single Family Pool # BM3923, 3.50%, 3/1/2038		95,649	95,428
GNMA II, 30 Year, Single Family Pool # MA5332, 5.00%, 7/20/2048		346,034	362,315

TOTAL MORTGAGE-BACKED SECURITIES (COST 775,121)			772,161

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
United States — 0.6%
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class B, 3.21%, 6/15/2035 ‡ (e) (f)		150,000	149,853
BXMT Ltd. Series 2017-FL1, Class B, 3.66%, 6/15/2035 ‡ (e) (f)		100,000	100,500
CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050 (f)		10,000	8,439
Citigroup Commercial Mortgage Trust Series 2017-P7, Class B, 4.14%, 4/14/2050 (e)		15,000	14,925
COMM Mortgage Trust Series 2015-LC21, Class D, 4.45%, 7/10/2048 (e)		10,000	9,094
DBGS Mortgage Trust Series 2018-5BP, Class B, 2.99%, 6/15/2033 ‡ (e) (f)		100,000	99,341
FHLMC Multifamily Structured Pass-Through Certificates
Series K723, Class X3, IO, 1.98%, 10/25/2034 (e)		119,125	10,039
Series K716, Class X3, IO, 1.85%, 8/25/2042 (e)		317,355	14,410
FREMF Series 2018-KF46, Class B, 4.06%, 3/25/2028 (e) (f)		10,000	10,062
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.46%, 5/25/2022 (e) (f)		3,641	3,744
Series 2015-KF10, Class B, 8.21%, 7/25/2022 (e) (f)		11,556	12,340
Series 2018-KF49, Class B, 4.12%, 6/25/2025 (e) (f)		10,000	10,000
Series 2018-KF50, Class B, 4.01%, 7/25/2028 (e) (f)		10,000	10,000
Series 2017-K67, Class C, 4.08%, 9/25/2049 (e) (f)		15,000	13,991
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (e)		60,022	41,415
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.42%, 7/11/2040 (e) (f)		15,000	14,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST 525,139)			522,585

CORPORATE BONDS — 0.5%
France — 0.2%
Dexia Credit Local SA 1.63%, 12/8/2023 (a)	GBP	100,000	129,666

Mexico — 0.1%
Petroleos Mexicanos 6.38%, 2/4/2021		70,000	73,255

Netherlands — 0.0% (b)
BNG Bank NV 4.75%, 3/6/2023 (a)	AUD	15,000	11,758

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
Singapore — 0.2%
Temasek Financial I Ltd. 0.50%, 3/1/2022 (a)	EUR	150,000	175,890

TOTAL CORPORATE BONDS (COST 395,707)			390,569

	No. of Contracts
OPTIONS PURCHASED — 0.4%
CALL OPTION PURCHASED — 0.4%
United States — 0.4%
S&P 500 Index 12/21/2018 at USD 2,900.00, European Style Notional Amount: USD 7,284,950 Exchange Traded *		44	319,660

TOTAL OPTIONS PURCHASED (COST $322,212)			319,660

	Principal Amount ($)
SUPRANATIONAL — 0.2%
Supranational — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	33,000	24,070
2.25%, 7/30/2021 (f)	CAD	50,000	38,424
0.50%, 6/21/2023	AUD	30,000	19,357
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63,000	44,069
4.40%, 1/26/2026	CAD	16,000	13,533

TOTAL SUPRANATIONAL (Cost $142,777)			139,453

	Number of Rights
RIGHTS — 0.0% (b)
United States — 0.0% (b)
Media General, Inc., CVR * ‡ (Cost $—)		902	44

	Principal Amount ($)
SHORT-TERM INVESTMENTS — 11.9%
FOREIGN GOVERNMENT TREASURY BILLS — 5.7%
Canadian Treasury Bills (Canada)
1.34%, 10/18/2018 (i)	CAD	1,664,000	1,287,283
1.29%, 11/15/2018 (i)	CAD	350,000	270,451
1.42%, 11/15/2018 (i)	CAD	1,784,000	1,378,527
1.36%, 12/13/2018 (i)	CAD	370,000	285,539
1.48%, 12/13/2018 (i)	CAD	1,766,000	1,362,868

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (COST $4,605,857)			4,584,668

	Shares
INVESTMENT COMPANIES — 6.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (d) (j)		3,516,651	3,516,651

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (d) (j)		1,533,262	1,533,262

TOTAL INVESTMENT COMPANIES (COST $5,049,913)			5,049,913

TOTAL SHORT-TERM INVESTMENTS (COST $9,655,770)			9,634,581

TOTAL LONG POSITIONS (COST $74,228,030)			80,438,564

SHORT POSITIONS — (1.8)%
COMMON STOCKS — (1.8)%
United States — (1.8)%
Albemarle Corp.		(682)	(68,050)
Applied Materials, Inc.		(323)	(12,484)
Colgate-Palmolive Co.		(2,328)	(155,860)
Consolidated Edison, Inc.		(678)	(51,657)
DENTSPLY SIRONA, Inc.		(1,089)	(41,099)
Dominion Energy, Inc.		(930)	(65,360)
General Electric Co.		(1,062)	(11,990)
Illinois Tool Works, Inc.		(193)	(27,236)
International Paper Co.		(1,007)	(49,494)
Kimberly-Clark Corp.		(891)	(101,253)
Lam Research Corp.		(326)	(49,454)
Masco Corp.		(1,585)	(58,011)
McDonald’s Corp.		(1,291)	(215,971)
MGM Resorts International		(3,648)	(101,816)
Molson Coors Brewing Co., Class B		(2,356)	(144,894)
Polaris Industries, Inc.		(815)	(82,274)
Seagate Technology plc		(623)	(29,499)
Southern Co. (The)		(2,776)	(121,034)
Whirlpool Corp.		(419)	(49,756)
TOTAL COMMON STOCKS (COST $(1,456,407))			(1,437,192)

TOTAL SHORT POSITIONS (COST $(1,456,407))			(1,437,192)

Total Investments — 97.3% (Cost 72,771,623)			79,001,372
Other Assets Less Liabilities — 2.7%			2,137,496

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Net Assets — 100.0%		81,138,868

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2018

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Investment Companies	20.7%
Collateralized Mortgage Obligations	7.4
Foreign Government Securities	7.3
Foreign Government Treasury Bills	5.7
Banks	4.6
Pharmaceuticals	2.9
Asset-Backed Securities	2.8
Insurance	2.7
Oil, Gas & Consumable Fuels	2.4
IT Services	2.1
Health Care Providers & Services	1.7
Capital Markets	1.7
Software	1.7
U.S. Treasury Notes	1.4
Beverages	1.2
Interactive Media & Services	1.2
Electric Utilities	1.1
Machinery	1.1
Media	1.1
Diversified Financial Services	1.1
Internet & Direct Marketing Retail	1.0
Semiconductors & Semiconductor Equipment	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	18.8
Short-Term Investments	6.3

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Hotels, Restaurants & Leisure	22.1%
Household Products	17.9
Beverages	10.1
Electric Utilities	8.5
Multi-Utilities	8.1
Leisure Products	5.7
Chemicals	4.7
Semiconductors & Semiconductor Equipment	4.3
Building Products	4.0
Household Durables	3.5
Containers & Packaging	3.4
Health Care Equipment & Supplies	2.9
Technology Hardware, Storage & Peripherals	2.1
Machinery	1.9
Others (each less than 1.0%)	0.8

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	13	12/2018	EUR	510,917	6,955
Euro-Bund	1	12/2018	EUR	184,363	(106)
Foreign Exchange EUR/USD	23	12/2018	USD	3,358,000	(8,525)
Foreign Exchange JPY/USD	14	12/2018	USD	1,548,925	(30,231)
FTSE 100 Index	3	12/2018	GBP	292,472	8,415
Russell 2000 E-Mini Index	3	12/2018	USD	255,180	(4,146)
S&P 500 E-Mini Index	60	12/2018	USD	8,755,500	8,151
Short-Term Euro-BTP	1	12/2018	EUR	126,845	1,114
TOPIX Index	2	12/2018	JPY	319,486	24,327
U.S. Treasury Ultra Bond	21	12/2018	USD	3,239,250	(122,509)

					(116,555)

Short Contracts
EURO STOXX 50 Index	(39)	12/2018	EUR	(1,532,751)	(25,768)
Foreign Exchange GBP/USD	(17)	12/2018	USD	(1,389,538)	1,562
FTSE 100 Index	(7)	12/2018	GBP	(682,434)	(20,726)
MSCI EAFE E-Mini Index	(25)	12/2018	USD	(2,470,125)	(42,989)
MSCI Emerging Markets E-Mini Index	(34)	12/2018	USD	(1,784,320)	(47,320)
U.S. Treasury 2 Year Note	(1)	12/2018	USD	(210,734)	685
3 Month Eurodollar	(8)	06/2019	USD	(1,940,300)	1,157

					(133,399)

					(249,954)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of September 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	5,913,380	USD	4,544,126	Merrill Lynch International	10/3/2018	34,155
EUR	82,062	USD	93,576	Australia & New Zealand Banking Group Ltd.	10/3/2018	1,709
EUR	82,062	USD	95,465	Barclays Bank plc	12/5/2018	316
GBP	7,637	USD	9,983	National Australia Bank Ltd.	12/5/2018	2
USD	157,212	AUD	215,494	Citibank, NA	12/5/2018	1,369
USD	41,185	DKK	260,652	Merrill Lynch International	12/5/2018	373
USD	2,834,915	EUR	2,407,679	Barclays Bank plc	12/5/2018	24,705
USD	145,305	EUR	122,823	Citibank, NA	12/5/2018	1,947
USD	46,980	EUR	40,226	National Australia Bank Ltd.	12/5/2018	29
USD	14,024	GBP	10,665	BNP Paribas	12/5/2018	82
USD	14,274	GBP	10,765	Citibank, NA	12/5/2018	201
USD	112,936	JPY	12,612,408	Australia & New Zealand Banking Group Ltd.	12/5/2018	1,382
USD	15,800	JPY	1,769,874	National Australia Bank Ltd.	12/5/2018	146
USD	2,031,339	JPY	225,167,430	State Street Corp.	12/5/2018	39,777

Total unrealized appreciation						106,193

USD	718,344	CAD	933,089	BNP Paribas	10/3/2018	(4,076)
USD	3,854,846	CAD	4,980,291	HSBC Bank, NA	10/3/2018	(1,015)
USD	94,994	EUR	82,062	Barclays Bank plc	10/3/2018	(291)
USD	4,547,173	CAD	5,913,380	Merrill Lynch International	11/5/2018	(34,434)
AUD	9,208	USD	6,678	Australia & New Zealand Banking Group Ltd.	12/5/2018	(19)
EUR	53,686	USD	63,455	Australia & New Zealand Banking Group Ltd.	12/5/2018	(794)
EUR	8,913	USD	10,554	Goldman Sachs International	12/5/2018	(151)
EUR	12,358	USD	14,584	National Australia Bank Ltd.	12/5/2018	(160)
GBP	8,907	USD	11,846	Barclays Bank plc	12/5/2018	(203)
GBP	7,992	USD	10,472	National Australia Bank Ltd.	12/5/2018	(24)
JPY	5,788,950	USD	51,258	Australia & New Zealand Banking Group Ltd.	12/5/2018	(55)
USD	10,522	AUD	14,590	Royal Bank of Canada	12/5/2018	(29)
USD	145,149	CAD	187,293	Deutsche Bank AG	12/5/2018	(49)
USD	10,000	CAD	13,033	Royal Bank of Canada	12/5/2018	(104)
USD	54,223	EUR	46,474	Australia & New Zealand Banking Group Ltd.	12/5/2018	(21)
USD	36,827	EUR	31,565	Royal Bank of Canada	12/5/2018	(15)
USD	9,369	GBP	7,205	Deutsche Bank AG	12/5/2018	(49)
USD	16,455	GBP	12,748	National Australia Bank Ltd.	12/5/2018	(210)
USD	708,002	GBP	541,835	State Street Corp.	12/5/2018	(333)
USD	32,088	SEK	290,065	Merrill Lynch International	12/5/2018	(729)

Total unrealized depreciation						(42,761)

Net unrealized appreciation						63,432

Abbreviations

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

ABS	Asset-backed securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CVA	Dutch Certification
CVR	Contingent Value Rights
DKK	Danish Krone
EUR	Euro
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SEK	Swedish Krona
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,081,552.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2018.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2018.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of September 30, 2018.
(j)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$319,813	$1,944,901	$2,264,714
Collateralized Mortgage Obligations
Other Collateralized Mortgage Obligations	—	5,958,541	—	5,958,541
Commercial Mortgage-Backed Securities
United States	—	131,476	391,109	522,585
Common Stocks
Australia	—	805,327	—	805,327
Austria	—	123,543	—	123,543
Belgium	—	155,988	—	155,988
China	40,382	389,597	—	429,979
Denmark	—	261,399	—	261,399
Finland	—	194,537	—	194,537
France	60,894	1,791,006	—	1,851,900
Germany	—	1,566,384	—	1,566,384
Hong Kong	75,886	466,683	—	542,569
Indonesia	—	104,150	—	104,150
Ireland	71,934	44,263	—	116,197
Italy	—	235,983	—	235,983
Japan	—	3,325,900	—	3,325,900
Luxembourg	—	63,210	—	63,210
Netherlands	—	1,034,545	—	1,034,545
Singapore	—	130,554	—	130,554
South Korea	—	62,866	—	62,866
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	—	412,021	—	412,021
Sweden	—	175,317	—	175,317
Switzerland	—	1,630,632	—	1,630,632
United Kingdom	73,070	2,191,252	—	2,264,322

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Other Common Stocks	21,302,116	—	—	21,302,116

Total Common Stocks	21,624,282	15,165,157	—	36,789,439

Corporate Bonds
Other Corporate Bonds	—	390,569	—	390,569
Foreign Government Securities	—	5,834,819	—	5,834,819
Investment Companies	16,671,516	—	—	16,671,516
Mortgage-Backed Securities	—	772,161	—	772,161
Supranational	—	139,453	—	139,453
Rights
United States	—	—	44	44
Options Purchased
Call Option Purchased	319,660	—	—	319,660
U.S. Treasury Obligations	—	1,140,482	—	1,140,482
Short-Term Investments
Foreign Government Treasury Bills	—	4,584,668	—	4,584,668
Investment Companies	$5,049,913	$—	$—	$5,049,913

Total Investments in Securities	$43,665,371	$34,437,139	$2,336,054	$80,438,564

Liabilities
Common Stocks
Other Common Stocks	$(1,437,192)	$—	$—	$(1,437,192)

Total Liabilities in Securities Sold Short	$(1,437,192)	$—	$—	$(1,437,192)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$106,193	$—	$106,193
Futures Contracts	36,996	15,370	—	52,366

Total Appreciation in Other Financial Instruments	$36,996	$121,563	$—	$158,559

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(42,761)	$—	$(42,761)
Futures Contracts	(255,826)	(46,494)	—	(302,320)

Total Depreciation in Other Financial Instruments	$(255,826)	$(89,255)	$—	$(345,081)

There were no significant transfers between level 1 and level 2 during the period ended September 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2018
Investments in Securities
Asset-Backed Securities — United States	$1,064,482	$—	$(8,053)	$2,418	$1,388,674	$(502,620)	$—	$—	1,944,901
Commercial Mortgage-Backed Securities — United States	—	—	(1,917)	122	415,683	(22,779)	—	—	391,109
Right — United States	44	—	—	—	—	—	—	—	44

Total	$1,064,526	$—	$(9,970)	$2,540	$1,804,357	$(525,399)	$—	$—	$2,336,054

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(9,970).

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,944,901	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.60% (6.34%)
			Constant Default Rate	0.000% - 6.70% (3.93%)
			Yield (Discount Rate of Cash Flows)	3.04% - 6.93% (3.89%)

Asset-Backed Securities	1,944,901

	391,109	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.13% - 29.75% (7.81%)

Commercial Mortgage-Backed Securities	391,109

	44	Pending Distribution Amount	Expected Recovery	$0.049 ($0.049)

Rights	44

Total	$2,336,054

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Portfolio used instruments including futures, forward foreign currency exchange contracts and options, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Portfolio to close out its position (s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Portfolio.

Notes (1) — (3) below describe the various derivatives used by the Portfolio, tailor lettering for notes used.

(1). Options — The Portfolio purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will nonoffset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Portfolio’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Portfolio’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to effectively manage and hedge interest rate risk associated, to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in appreciation or depreciation.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 35.3%
Australia — 0.4%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	200,000	207,000
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022 (c)	21,000	20,790
5.13%, 5/15/2024 (c)	12,000	11,649
Nufarm Australia Ltd. 5.75%, 4/30/2026 (c)	15,000	14,156

		253,595

Canada — 1.7%
1011778 BC ULC 4.25%, 5/15/2024 (c)	39,000	37,016
Athabasca Oil Corp. 9.88%, 2/24/2022 (c)	36,000	36,810
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (c)	15,000	15,525
Bombardier, Inc.
8.75%, 12/1/2021 (c)	16,000	17,694
6.00%, 10/15/2022 (c)	75,000	75,187
7.50%, 12/1/2024 (c)	29,000	30,595
7.50%, 3/15/2025 (c)	70,000	72,188
Calfrac Holdings LP 8.50%, 6/15/2026 (c)	9,000	8,392
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	95,000	101,175
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (b)	10,000	9,656
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077 (b)	45,000	41,649
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (b)	35,000	33,778
Garda World Security Corp. 8.75%, 5/15/2025 (c)	145,000	141,737
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (c)	50,000	52,625
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (c)	15,000	15,414
Jupiter Resources, Inc. 8.50%, 10/1/2022 (c)	9,000	4,320
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (c)	20,000	18,850
Mattamy Group Corp. 6.88%, 12/15/2023 (c)	10,000	10,062
MEG Energy Corp.
6.38%, 1/30/2023 (c)	17,000	15,470
7.00%, 3/31/2024 (c)	8,000	7,280
6.50%, 1/15/2025 (c)	24,000	23,760
NOVA Chemicals Corp.
5.25%, 8/1/2023 (c)	5,000	4,981
4.88%, 6/1/2024 (c)	11,000	10,590
5.00%, 5/1/2025 (c)	22,000	20,900
5.25%, 6/1/2027 (c)	6,000	5,588
Open Text Corp. 5.88%, 6/1/2026 (c)	42,000	43,339
Precision Drilling Corp. 7.13%, 1/15/2026 (c)	7,000	7,193
Quebecor Media, Inc. 5.75%, 1/15/2023	5,000	5,144
Seven Generations Energy Ltd. 5.38%, 9/30/2025 (c)	36,000	35,010
Stars Group Holdings BV 7.00%, 7/15/2026 (c)	24,000	24,761
Teck Resources Ltd.
6.13%, 10/1/2035	45,000	47,362
6.00%, 8/15/2040	30,000	30,600
5.40%, 2/1/2043	5,000	4,713
Transcanada Trust (ICE LIBOR USD 3 Month + 3.21%), 5.30%, 3/15/2077 (b)	80,000	76,100
Trinidad Drilling Ltd. 6.63%, 2/15/2025 (c)	12,000	11,880
Videotron Ltd.
5.00%, 7/15/2022	38,000	39,045
5.13%, 4/15/2027 (c)	32,000	31,402

		1,167,791

Finland — 0.1%
Nokia OYJ 6.63%, 5/15/2039	47,000	50,643

France — 0.6%
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (b) (c) (d)	200,000	219,994
Societe Generale SA (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (b) (c) (d)	200,000	206,250

		426,244

Ireland — 0.4%
Ardagh Packaging Finance plc 6.00%, 2/15/2025 (c)	200,000	196,400
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023 (c)	15,000	15,225
5.13%, 10/1/2023 (c)	8,000	8,070
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022 (c)	21,000	21,210
4.50%, 3/15/2023 (c)	16,000	15,620
5.50%, 2/15/2024 (c)	37,000	37,879

		294,404

Italy — 0.1%
Telecom Italia Capital SA

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.38%, 11/15/2033	50,000	49,000
6.00%, 9/30/2034	12,000	11,454
7.20%, 7/18/2036	6,000	6,180
7.72%, 6/4/2038	2,000	2,120

		68,754

Luxembourg — 0.4%
Intelsat Connect Finance SA 9.50%, 2/15/2023 (c)	50,000	49,875
Intelsat Jackson Holdings SA
7.50%, 4/1/2021	28,000	28,350
5.50%, 8/1/2023	65,000	59,930
8.00%, 2/15/2024 (c)	50,000	52,610
8.50%, 10/15/2024 (c)	33,000	33,289
9.75%, 7/15/2025 (c)	35,000	37,056
Intelsat Luxembourg SA
7.75%, 6/1/2021	5,000	4,850
8.13%, 6/1/2023	24,000	21,300

		287,260

Mexico — 0.3%
Cemex SAB de CV 5.70%, 1/11/2025 (c)	200,000	203,375

Switzerland — 0.3%
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)	200,000	197,250

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022 (c)	10,000	9,738
5.00%, 8/1/2024 (c)	11,000	10,766
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (c)	67,000	68,534

		89,038

United Kingdom — 0.9%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	203,942
HSBC Holdings plc (USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021 (a) (b) (d)	200,000	207,000
NatWest Markets plc
6.13%, 12/15/2022	177,000	185,315
6.10%, 6/10/2023	25,000	26,029

		622,286

United States — 30.0%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	45,000	46,519
ACE Cash Express, Inc. 12.00%, 12/15/2022 (c)	19,000	20,187
ADT Security Corp. (The) 4.13%, 6/15/2023	105,000	100,404
AECOM
5.88%, 10/15/2024	65,000	68,844
5.13%, 3/15/2027	10,000	9,751
AES Corp.
5.50%, 4/15/2025	10,000	10,250
6.00%, 5/15/2026	20,000	21,075
Ahern Rentals, Inc. 7.38%, 5/15/2023 (c)	40,000	39,400
AK Steel Corp.
6.38%, 10/15/2025	28,000	26,635
7.00%, 3/15/2027	20,000	19,200
Albertsons Cos. LLC
6.63%, 6/15/2024	140,000	134,575
5.75%, 3/15/2025	27,000	24,165
Alliance Data Systems Corp. 5.38%, 8/1/2022 (c)	76,000	76,570
Allison Transmission, Inc. 4.75%, 10/1/2027 (c)	40,000	37,750
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	75,000	77,250
Ally Financial, Inc.
4.63%, 5/19/2022	50,000	50,374
4.63%, 3/30/2025	143,000	141,927
8.00%, 11/1/2031	19,000	23,014
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	19,000	18,183
5.88%, 11/15/2026	11,000	10,532
6.13%, 5/15/2027	10,000	9,583
AMC Networks, Inc. 4.75%, 12/15/2022	40,000	40,000
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	46,000	45,809
6.25%, 3/15/2026	12,000	11,790
6.50%, 4/1/2027	67,000	66,329
American Express Co. Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 3/15/2020 (a) (b) (d)	70,000	70,000
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (b)	140,000	135,975
AmeriGas Partners LP
5.63%, 5/20/2024	15,000	14,887
5.75%, 5/20/2027	35,000	34,300
AMN Healthcare, Inc. 5.13%, 10/1/2024 (c)	20,000	19,350
AmWINS Group, Inc. 7.75%, 7/1/2026 (c)	17,000	17,680
Andeavor Logistics LP Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.88%, 2/15/2023 (a) (b) (d)	30,000	30,135
Antero Resources Corp.
5.38%, 11/1/2021	73,000	73,934
5.13%, 12/1/2022	157,000	158,963
5.63%, 6/1/2023	9,000	9,214
Arconic, Inc.
5.13%, 10/1/2024	57,000	57,384
5.95%, 2/1/2037	34,000	33,766
Avaya, Inc.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
7.00%, 4/1/2019 ‡ (e)	85,000	9
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (c)	35,000	32,856
B&G Foods, Inc. 5.25%, 4/1/2025	25,000	23,933
Ball Corp. 4.88%, 3/15/2026	7,000	6,979
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (c)	42,000	42,609
Bank of America Corp. Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.12%, 6/17/2019 (a) (b) (d)	60,000	60,450
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (a) (b) (d)	75,000	79,125
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (a) (b) (d)	105,000	113,400
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	58,000	60,828
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (a) (b) (d)	82,000	88,355
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (a) (b) (d)	65,000	64,431
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020 (a) (b) (d)	90,000	91,800
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (a) (b) (d)	65,000	62,400
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (c)	36,000	37,440
5.88%, 5/15/2023 (c)	172,000	166,969
7.00%, 3/15/2024 (c)	25,000	26,412
6.13%, 4/15/2025 (c)	20,000	19,021
5.50%, 11/1/2025 (c)	23,000	22,960
9.00%, 12/15/2025 (c)	88,000	94,714
9.25%, 4/1/2026 (c)	26,000	28,047
8.50%, 1/31/2027 (c)	11,000	11,550
Berry Global, Inc.
5.13%, 7/15/2023	10,000	10,107
4.50%, 2/15/2026 (c)	30,000	28,500
Big River Steel LLC 7.25%, 9/1/2025 (c)	9,000	9,540
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (c)	27,000	26,527
Boyd Gaming Corp.
6.88%, 5/15/2023	30,000	31,515
6.38%, 4/1/2026	10,000	10,295
6.00%, 8/15/2026	17,000	17,127
Boyne USA, Inc. 7.25%, 5/1/2025 (c)	31,000	32,782
Brink’s Co. (The) 4.63%, 10/15/2027 (c)	20,000	18,450
Bristow Group, Inc.
6.25%, 10/15/2022	10,000	7,300
8.75%, 3/1/2023 (c)	12,000	11,730
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (b)	50,000	47,405
BWX Technologies, Inc. 5.38%, 7/15/2026 (c)	20,000	20,075
Cablevision Systems Corp. 8.00%, 4/15/2020	98,000	103,267
California Resources Corp.
5.50%, 9/15/2021	5,000	4,525
8.00%, 12/15/2022 (c)	44,000	41,965
Callon Petroleum Co.
6.13%, 10/1/2024	10,000	10,175
6.38%, 7/1/2026	6,000	6,105
Calpine Corp.
5.88%, 1/15/2024 (c)	15,000	15,112
5.25%, 6/1/2026 (c)	70,000	64,838
Camelot Finance SA 7.88%, 10/15/2024 (c)	46,000	45,852
Capital One Financial Corp. Series E, (ICE LIBOR USD 3 Month + 3.80%), 5.55%, 6/1/2020 (a) (b) (d)	100,000	101,750
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	57,000	58,211
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (c)	5,000	4,812
CCM Merger, Inc. 6.00%, 3/15/2022 (c)	26,000	26,688
CCO Holdings LLC
5.13%, 2/15/2023	10,000	10,038
5.75%, 9/1/2023	35,000	35,568
5.75%, 1/15/2024	119,000	120,934
5.38%, 5/1/2025 (c)	20,000	19,850
5.75%, 2/15/2026 (c)	75,000	75,281
5.13%, 5/1/2027 (c)	13,000	12,326
5.00%, 2/1/2028 (c)	28,000	26,317
CDW LLC 5.00%, 9/1/2023	26,000	26,507
Cedar Fair LP 5.38%, 4/15/2027	5,000	4,862
Centene Corp.
4.75%, 5/15/2022	40,000	40,380
4.75%, 1/15/2025	40,000	39,900
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.12%, 9/1/2023 (a) (b) (d)	50,000	50,813
CenturyLink, Inc. Series V, 5.63%, 4/1/2020	25,000	25,438
Series S, 6.45%, 6/15/2021	10,000	10,375
Series T, 5.80%, 3/15/2022	5,000	5,087

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series W, 6.75%, 12/1/2023	3,000	3,116
Series Y, 7.50%, 4/1/2024	2,000	2,138
Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (c)	90,000	90,245
Charles Schwab Corp. (The) Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (a) (b) (d)	40,000	38,650
Chemours Co. (The) 7.00%, 5/15/2025	23,000	24,391
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	50,000	52,500
5.13%, 6/30/2027	5,000	5,019
Cheniere Energy Partners LP
5.25%, 10/1/2025	13,000	13,000
5.63%, 10/1/2026 (c)	14,000	14,101
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/15/2019 (b)	10,000	10,012
6.63%, 8/15/2020	9,000	9,405
7.00%, 10/1/2024	40,000	40,000
8.00%, 1/15/2025	49,000	50,568
8.00%, 6/15/2027	62,000	63,209
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (c)	50,000	45,875
8.00%, 10/15/2025 (c)	11,000	10,257
Cinemark USA, Inc. 4.88%, 6/1/2023	25,000	24,594
CIT Group, Inc.
5.00%, 8/1/2023	25,000	25,502
4.75%, 2/16/2024	10,000	10,020
5.25%, 3/7/2025	11,000	11,220
6.13%, 3/9/2028	7,000	7,315
CITGO Petroleum Corp. 6.25%, 8/15/2022 (c)	18,000	17,955
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (a) (b) (d)	35,000	35,919
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.12%, 11/15/2020 (a) (b) (d)	25,000	26,047
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (a) (b) (d)	5,000	5,111
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (a) (b) (d)	25,000	25,562
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023 (a) (b) (d)	40,000	39,300
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (a) (b) (d)	190,000	194,038
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (a) (b) (d)	20,000	20,175
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (a) (b) (d)	75,000	78,281
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	60,000	60,150
Series B, 6.50%, 11/15/2022	70,000	71,426
Clearwater Paper Corp. 4.50%, 2/1/2023	44,000	40,920
Clearway Energy Operating LLC
5.38%, 8/15/2024	16,000	16,080
5.75%, 10/15/2025 (c)	10,000	10,094
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (c)	10,000	9,850
5.75%, 3/1/2025	9,000	8,752
CNG Holdings, Inc. 9.38%, 5/15/2020 (c)	35,000	34,300
CNO Financial Group, Inc. 5.25%, 5/30/2025	29,000	29,652
CNX Midstream Partners LP 6.50%, 3/15/2026 (c)	7,000	6,947
Coeur Mining, Inc. 5.88%, 6/1/2024	10,000	9,525
Commercial Metals Co.
4.88%, 5/15/2023	19,000	18,840
5.38%, 7/15/2027	6,000	5,640
CommScope Technologies LLC
6.00%, 6/15/2025 (c)	57,000	58,824
5.00%, 3/15/2027 (c)	15,000	14,437
CommScope, Inc. 5.50%, 6/15/2024 (c)	5,000	5,037
Community Health Systems, Inc.
5.13%, 8/1/2021	25,000	24,312
6.88%, 2/1/2022	27,000	15,128
6.25%, 3/31/2023	42,000	39,953
8.63%, 1/15/2024 (c)	37,000	38,341
8.13%, 6/30/2024 (c)	58,000	48,430
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	20,000	18,950
Cornerstone Chemical Co. 6.75%, 8/15/2024 (c)	18,000	18,026
Covanta Holding Corp.
5.88%, 3/1/2024	15,000	15,314
5.88%, 7/1/2025	14,000	14,140
Crestwood Midstream Partners LP
6.25%, 4/1/2023	10,000	10,325
5.75%, 4/1/2025	19,000	19,404
Crown Americas LLC
4.50%, 1/15/2023	27,000	27,108
4.75%, 2/1/2026 (c)	26,000	24,895
CSC Holdings LLC
6.75%, 11/15/2021	27,000	28,451
5.25%, 6/1/2024	57,000	55,718
6.63%, 10/15/2025 (c)	200,000	210,750
CSI Compressco LP

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
7.50%, 4/1/2025 (c)	10,000	10,200
Cumberland Farms, Inc. 6.75%, 5/1/2025 (c)	5,000	5,125
Curo Group Holdings Corp. 8.25%, 9/1/2025 (c)	36,000	34,650
CVR Partners LP 9.25%, 6/15/2023 (c)	124,000	131,945
CyrusOne LP
REIT, 5.00%, 3/15/2024	10,000	10,187
REIT, 5.38%, 3/15/2027	25,000	25,563
DaVita, Inc.
5.75%, 8/15/2022	13,000	13,255
5.13%, 7/15/2024	35,000	33,775
5.00%, 5/1/2025	10,000	9,597
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022 (a) (b) (d)	28,000	27,860
DCP Midstream Operating LP
4.95%, 4/1/2022	5,000	5,075
3.88%, 3/15/2023	38,000	37,050
5.38%, 7/15/2025	9,000	9,146
6.75%, 9/15/2037 (c)	20,000	21,400
Dean Foods Co. 6.50%, 3/15/2023 (c)	19,000	17,879
Delek Logistics Partners LP 6.75%, 5/15/2025	38,000	38,285
Dell International LLC 7.13%, 6/15/2024 (c)	94,000	100,965
Delta Merger Sub, Inc. 6.00%, 9/15/2026 (c)	9,000	9,112
Denbury Resources, Inc.
9.00%, 5/15/2021 (c)	10,000	10,812
9.25%, 3/31/2022 (c)	13,000	14,040
7.50%, 2/15/2024 (c)	9,000	9,270
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	26,000	27,007
Diamondback Energy, Inc. 4.75%, 11/1/2024 (c)	12,000	12,015
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	52,000	37,180
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (a) (b) (d)	45,000	44,437
DISH DBS Corp.
6.75%, 6/1/2021	105,000	107,231
5.88%, 7/15/2022	4,000	3,903
5.00%, 3/15/2023	48,000	43,557
5.88%, 11/15/2024	23,000	20,671
7.75%, 7/1/2026	35,000	33,162
Dole Food Co., Inc. 7.25%, 6/15/2025 (c)	28,000	27,300
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (c)	38,000	38,855
Eldorado Resorts, Inc. 6.00%, 4/1/2025	51,000	51,637
Embarq Corp. 8.00%, 6/1/2036	159,000	158,602
Endo Finance LLC 5.75%, 1/15/2022 (c)	110,000	102,712
Energy Transfer Equity LP
4.25%, 3/15/2023	21,000	20,869
5.88%, 1/15/2024	40,000	42,100
5.50%, 6/1/2027	10,000	10,378
Energy Transfer Partners LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (a) (b) (d)	50,000	48,125
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (a) (b) (d)	63,000	60,322
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (a) (b) (d)	55,000	49,651
4.40%, 4/1/2024	14,000	13,590
4.15%, 6/1/2025	18,000	17,062
4.85%, 7/15/2026	8,000	7,753
5.60%, 4/1/2044	10,000	8,895
Ensco plc
8.00%, 1/31/2024	8,000	8,060
4.50%, 10/1/2024	4,000	3,435
5.20%, 3/15/2025	19,000	16,530
7.75%, 2/1/2026	8,000	7,940
5.75%, 10/1/2044	2,000	1,495
Entegris, Inc. 4.63%, 2/10/2026 (c)	18,000	17,121
Enterprise Development Authority (The) 12.00%, 7/15/2024 (c)	50,000	48,125
Enterprise Merger Sub, Inc. 8.75%, 10/15/2026 (c) (f)	50,000	50,000
Enterprise Products Operating LLC
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.87%, 8/16/2077 (b)	12,000	11,404
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	100,000	93,336
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (b)	18,000	16,643
Envision Healthcare Corp.
5.13%, 7/1/2022 (c)	10,000	10,245
5.63%, 7/15/2022	100,000	102,820
6.25%, 12/1/2024 (c)	15,000	16,125
EP Energy LLC
9.38%, 5/1/2024 (c)	8,000	6,600
8.00%, 11/29/2024 (c)	55,000	55,412
8.00%, 2/15/2025 (c)	23,000	17,595
7.75%, 5/15/2026 (c)	62,000	63,473
Equinix, Inc.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
REIT, 5.75%, 1/1/2025	58,000	59,523
REIT, 5.88%, 1/15/2026	15,000	15,431
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (c)	35,000	33,950
EW Scripps Co. (The) 5.13%, 5/15/2025 (c)	6,000	5,768
Exela Intermediate LLC 10.00%, 7/15/2023 (c)	55,000	58,644
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (c)	21,000	20,815
Fifth Third Bancorp (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023 (a) (b) (d)	55,000	53,900
Financial & Risk US Holdings, Inc.
6.25%, 5/15/2026 (c)	9,000	8,994
8.25%, 11/15/2026 (c)	9,000	8,946
First Data Corp.
7.00%, 12/1/2023 (c)	42,000	43,732
5.75%, 1/15/2024 (c)	93,000	94,186
FirstCash, Inc. 5.38%, 6/1/2024 (c)	5,000	5,025
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	42,000	41,632
3.88%, 3/15/2023	80,000	77,394
4.55%, 11/14/2024	15,000	14,550
5.45%, 3/15/2043	20,000	18,150
Frontier Communications Corp.
10.50%, 9/15/2022	25,000	22,172
7.13%, 1/15/2023	5,000	3,537
11.00%, 9/15/2025	51,000	39,765
8.50%, 4/1/2026 (c)	25,000	23,625
FTI Consulting, Inc. 6.00%, 11/15/2022	12,000	12,277
FXI Holdings, Inc. 7.88%, 11/1/2024 (c)	45,000	42,919
Gartner, Inc. 5.13%, 4/1/2025 (c)	13,000	13,070
Gates Global LLC 6.00%, 7/15/2022 (c)	44,000	44,275
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (a) (b) (d)	247,000	240,794
General Motors Financial Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027 (a) (b) (d)	40,000	37,900
Series B, (ICE LIBOR USD 3 Month + 3.44%), 6.50%, 9/30/2028 (a) (b) (d)	25,000	24,531
Genesis Energy LP
6.75%, 8/1/2022	15,000	15,300
6.00%, 5/15/2023	15,000	14,794
5.63%, 6/15/2024	5,000	4,725
6.50%, 10/1/2025	5,000	4,881
6.25%, 5/15/2026	5,000	4,762
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (c)	70,000	77,525
Global Partners LP 7.00%, 6/15/2023	40,000	40,500
GLP Capital LP 5.38%, 11/1/2023	20,000	20,720
Golden Nugget, Inc. 6.75%, 10/15/2024 (c)	63,000	63,906
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019 (a) (b) (d)	40,000	40,340
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (a) (b) (d)	170,000	173,400
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (a) (b) (d)	110,000	103,537
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	18,000	18,000
5.00%, 5/31/2026	47,000	44,192
4.88%, 3/15/2027	36,000	33,075
Graham Holdings Co. 5.75%, 6/1/2026 (c)	11,000	11,261
Gray Television, Inc.
5.13%, 10/15/2024 (c)	30,000	28,987
5.88%, 7/15/2026 (c)	20,000	19,825
GTT Communications, Inc. 7.88%, 12/31/2024 (c)	8,000	7,780
Gulfport Energy Corp.
6.00%, 10/15/2024	37,000	36,075
6.38%, 5/15/2025	2,000	1,967
H&E Equipment Services, Inc. 5.63%, 9/1/2025	20,000	19,950
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	40,000	38,250
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (c)	20,000	19,175
HCA Healthcare, Inc. 6.25%, 2/15/2021	23,000	23,977
HCA, Inc.
4.25%, 10/15/2019	12,000	12,090
7.50%, 2/15/2022	57,000	62,415
5.88%, 3/15/2022	22,000	23,320
5.88%, 5/1/2023	95,000	100,106
5.38%, 2/1/2025	66,000	67,320
5.50%, 6/15/2047	19,000	19,261
Hecla Mining Co. 6.88%, 5/1/2021	35,000	35,087
Hertz Corp. (The)
7.38%, 1/15/2021	15,000	14,962
5.50%, 10/15/2024 (c)	10,000	8,300
Hexion, Inc.
6.63%, 4/15/2020	60,000	56,400
9.00%, 11/15/2020	10,000	8,225
Hilcorp Energy I LP 5.00%, 12/1/2024 (c)	90,000	87,817
Hilton Domestic Operating Co., Inc.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.25%, 9/1/2024	10,000	9,678
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	5,000	5,125
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	6,000	5,892
Holly Energy Partners LP 6.00%, 8/1/2024 (c)	20,000	20,450
Hologic, Inc. 4.38%, 10/15/2025 (c)	14,000	13,335
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	30,000	29,316
6.63%, 8/1/2026	20,000	19,350
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (a) (b) (d)	20,000	19,825
Icahn Enterprises LP
6.00%, 8/1/2020	39,000	39,709
6.25%, 2/1/2022	43,000	44,075
6.38%, 12/15/2025	22,000	22,082
iHeartCommunications, Inc. 9.00%, 12/15/2019 (e)	115,000	86,537
IHS Markit Ltd. 5.00%, 11/1/2022 (c)	20,000	20,592
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.78%, 12/21/2065 (b) (c)	100,000	91,000
Infor Software Parent LLC 7.12% (cash), 5/1/2021 (c) (g)	30,000	30,322
Infor US, Inc. 6.50%, 5/15/2022	50,000	50,677
Informatica LLC 7.13%, 7/15/2023 (c)	38,000	38,896
Ingevity Corp. 4.50%, 2/1/2026 (c)	10,000	9,534
IQVIA, Inc. 4.88%, 5/15/2023 (c)	20,000	20,100
IRB Holding Corp. 6.75%, 2/15/2026 (c)	60,000	58,800
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024	50,000	49,475
REIT, 4.88%, 9/15/2027 (c)	16,000	14,660
REIT, 5.25%, 3/15/2028 (c)	14,000	12,985
Jack Ohio Finance LLC
6.75%, 11/15/2021 (c)	30,000	31,050
10.25%, 11/15/2022 (c)	20,000	22,004
Jaguar Holding Co. II 6.38%, 8/1/2023 (c)	15,000	15,112
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	7,000	7,263
JBS USA LUX SA
7.25%, 6/1/2021 (c)	148,000	150,220
5.75%, 6/15/2025 (c)	50,000	48,687
6.75%, 2/15/2028 (c)	34,000	33,698
Kaiser Aluminum Corp. 5.88%, 5/15/2024	10,000	10,222
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	11,000	10,835
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026 (a) (b) (d)	60,000	58,800
Koppers, Inc. 6.00%, 2/15/2025 (c)	8,000	7,980
L Brands, Inc.
5.63%, 10/15/2023	15,000	14,963
5.25%, 2/1/2028	8,000	6,882
6.75%, 7/1/2036	25,000	20,625
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022 (c)	14,000	14,035
5.25%, 10/1/2025 (c)	28,000	26,320
Lamar Media Corp. 5.75%, 2/1/2026	20,000	20,737
Lennar Corp.
4.75%, 11/15/2022	5,000	5,031
4.50%, 4/30/2024	15,000	14,688
5.88%, 11/15/2024	45,000	46,856
4.75%, 5/30/2025	5,000	4,875
5.25%, 6/1/2026	9,000	8,933
4.75%, 11/29/2027	5,000	4,812
Level 3 Financing, Inc.
5.13%, 5/1/2023	25,000	25,188
5.38%, 5/1/2025	41,000	41,000
5.25%, 3/15/2026	10,000	9,838
LGI Homes, Inc. 6.88%, 7/15/2026 (c)	10,000	9,825
LifePoint Health, Inc. 5.50%, 12/1/2021	10,000	10,162
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (c)	7,000	6,878
LKQ Corp. 4.75%, 5/15/2023	26,000	26,046
LPL Holdings, Inc. 5.75%, 9/15/2025 (c)	25,000	24,469
Mallinckrodt International Finance SA 5.75%, 8/1/2022 (c)	28,000	25,830
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (c)	23,000	23,607
Martin Midstream Partners LP 7.25%, 2/15/2021	40,000	39,900
Masonite International Corp. 5.75%, 9/15/2026 (c)	14,000	14,035
MasTec, Inc. 4.88%, 3/15/2023	48,000	47,640
Matador Resources Co. 5.88%, 9/15/2026 (c)	10,000	10,125
Match Group, Inc. 5.00%, 12/15/2027 (c)	3,000	2,985
Mattel, Inc.
3.15%, 3/15/2023	11,000	9,598
6.75%, 12/31/2025 (c)	27,000	26,460
MetLife, Inc.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020 (a) (b) (d)	95,000	96,235
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (a) (b) (d)	60,000	61,425
MGM Resorts International
6.63%, 12/15/2021	22,000	23,309
6.00%, 3/15/2023	30,000	31,050
Molina Healthcare, Inc. 4.88%, 6/15/2025 (c)	9,000	8,843
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019 (a) (b) (d)	230,000	232,645
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (a) (b) (d)	14,000	14,371
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	67,000	69,647
MSCI, Inc.
5.25%, 11/15/2024 (c)	15,000	15,360
5.38%, 5/15/2027 (c)	9,000	9,180
Nabors Industries, Inc.
5.50%, 1/15/2023	17,000	16,697
5.10%, 9/15/2023	2,000	1,906
5.75%, 2/1/2025 (c)	11,000	10,542
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (c)	12,000	12,568
9.13%, 7/15/2026 (c)	15,000	15,712
Nationstar Mortgage LLC 6.50%, 6/1/2022	30,000	29,963
Navistar International Corp. 6.63%, 11/1/2025 (c)	28,000	29,120
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (c)	50,000	32,844
Netflix, Inc.
5.75%, 3/1/2024	7,000	7,175
5.88%, 2/15/2025	15,000	15,506
4.38%, 11/15/2026	15,000	14,092
4.88%, 4/15/2028 (c)	15,000	14,100
New Albertsons LP
7.75%, 6/15/2026	5,000	4,350
6.63%, 6/1/2028	15,000	11,362
7.45%, 8/1/2029	28,000	23,100
8.70%, 5/1/2030	2,000	1,765
8.00%, 5/1/2031	80,000	67,600
New Home Co., Inc. (The) 7.25%, 4/1/2022	30,000	30,600
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (c)	24,000	23,520
4.50%, 9/15/2027 (c)	8,000	7,660
NGPL PipeCo LLC 4.88%, 8/15/2027 (c)	10,000	9,950
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (c)	35,000	34,300
Nielsen Finance LLC 4.50%, 10/1/2020	33,000	33,000
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (a) (b) (c) (d)	25,000	24,750
Noble Holding International Ltd.
7.75%, 1/15/2024	10,000	9,925
7.95%, 4/1/2025 (h)	8,000	7,810
7.88%, 2/1/2026 (c)	27,000	28,013
6.20%, 8/1/2040	9,000	6,986
Northern Oil and Gas, Inc. 9.50% ,(Blend (cash 8.50% + PIK 1.00%)), 5/15/2023 (c) (g)	6,087	6,422
Northern Trust Corp. Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/1/2026 (a) (b) (d)	34,000	33,448
Northwest Acquisitions ULC 7.13%, 11/1/2022 (c)	10,000	10,225
Novelis Corp.
6.25%, 8/15/2024 (c)	45,000	45,900
5.88%, 9/30/2026 (c)	25,000	24,406
NRG Energy, Inc.
6.25%, 5/1/2024	20,000	20,800
7.25%, 5/15/2026	40,000	43,527
5.75%, 1/15/2028 (c)	12,000	12,120
Nuance Communications, Inc. 5.63%, 12/15/2026	69,000	69,341
NuStar Logistics LP 5.63%, 4/28/2027	25,000	24,719
NVA Holdings, Inc. 6.88%, 4/1/2026 (c)	30,000	29,925
Oasis Petroleum, Inc.
6.88%, 3/15/2022	8,000	8,140
6.25%, 5/1/2026 (c)	20,000	20,415
OI European Group BV 4.00%, 3/15/2023 (c)	9,000	8,550
Outfront Media Capital LLC
5.63%, 2/15/2024	25,000	25,275
5.88%, 3/15/2025	25,000	25,250
Owens-Brockway Glass Container, Inc. 6.38%, 8/15/2025 (c)	40,000	41,100
Party City Holdings, Inc.
6.13%, 8/15/2023 (c)	15,000	15,187
6.63%, 8/1/2026 (c)	29,000	29,363
PBF Holding Co. LLC
7.00%, 11/15/2023	10,000	10,400
7.25%, 6/15/2025	25,000	26,250
PBF Logistics LP 6.88%, 5/15/2023	15,000	15,319
Peabody Energy Corp.
6.00%, 3/31/2022 (c)	15,000	15,244
6.38%, 3/31/2025 (c)	15,000	15,244
Penske Automotive Group, Inc. 5.50%, 5/15/2026	32,000	31,110
PetSmart, Inc.
7.13%, 3/15/2023 (c)	22,000	15,813
5.88%, 6/1/2025 (c)	31,000	25,410

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
8.88%, 6/1/2025 (c)	18,000	12,956
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (c)	13,000	13,488
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (c)	59,000	56,788
5.88%, 9/30/2027 (c)	17,000	16,065
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.12%, 11/15/2022 (a) (b) (d)	45,000	43,819
Plantronics, Inc. 5.50%, 5/31/2023 (c)	28,000	27,860
PNC Financial Services Group, Inc. (The) Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (a) (b) (d)	50,000	49,813
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (c) (g)	37,000	38,230
Post Holdings, Inc.
5.50%, 3/1/2025 (c)	40,000	39,680
5.00%, 8/15/2026 (c)	30,000	28,367
5.75%, 3/1/2027 (c)	20,000	19,650
Prime Security Services Borrower LLC 9.25%, 5/15/2023 (c)	90,000	96,255
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (a) (b) (d)	25,000	24,938
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.62%, 6/15/2043 (b)	180,000	187,650
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (b)	29,000	28,927
(ICE LIBOR USD 3 Month + 2.67%), 5.70%, 9/15/2048 (b)	39,000	38,867
QEP Resources, Inc.
5.38%, 10/1/2022	19,000	19,071
5.25%, 5/1/2023	10,000	9,738
Qorvo, Inc. 5.50%, 7/15/2026 (c)	20,000	20,303
Quicken Loans, Inc. 5.75%, 5/1/2025 (c)	74,000	73,908
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (c)	48,000	46,740
Radian Group, Inc. 4.50%, 10/1/2024	30,000	29,475
Range Resources Corp. 5.00%, 8/15/2022	5,000	4,950
Revlon Consumer Products Corp. 6.25%, 8/1/2024	30,000	18,225
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	43,610	43,719
5.13%, 7/15/2023 (c)	25,000	24,862
Rowan Cos., Inc.
4.75%, 1/15/2024	2,000	1,785
7.38%, 6/15/2025	16,000	15,960
Sabre GLBL, Inc. 5.38%, 4/15/2023 (c)	22,000	22,052
Sanchez Energy Corp.
7.75%, 6/15/2021	16,000	11,200
6.13%, 1/15/2023	5,000	2,875
7.25%, 2/15/2023 (c)	5,000	4,925
SBA Communications Corp.
REIT, 4.00%, 10/1/2022	23,000	22,569
REIT, 4.88%, 9/1/2024	17,000	16,809
Scientific Games International, Inc.
10.00%, 12/1/2022	50,000	52,979
5.00%, 10/15/2025 (c)	43,000	40,850
Sealed Air Corp. 5.13%, 12/1/2024 (c)	20,000	20,100
SemGroup Corp.
5.63%, 7/15/2022	10,000	9,925
5.63%, 11/15/2023	20,000	19,400
6.38%, 3/15/2025	20,000	19,650
7.25%, 3/15/2026	13,000	12,968
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (c)	50,000	50,188
Sensata Technologies BV
4.88%, 10/15/2023 (c)	15,000	15,019
5.00%, 10/1/2025 (c)	30,000	29,961
Service Corp. International 5.38%, 5/15/2024	35,000	35,700
SESI LLC 7.75%, 9/15/2024	6,000	6,120
Sinclair Television Group, Inc. 5.88%, 3/15/2026 (c)	50,000	48,755
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (c)	10,000	9,901
6.00%, 7/15/2024 (c)	10,000	10,377
5.38%, 4/15/2025 (c)	50,000	50,187
5.38%, 7/15/2026 (c)	10,000	9,925
5.00%, 8/1/2027 (c)	23,000	22,131
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (c)	22,000	21,549
SM Energy Co.
5.00%, 1/15/2024	36,000	35,190
6.75%, 9/15/2026	10,000	10,387
6.63%, 1/15/2027	13,000	13,439
Solera LLC 10.50%, 3/1/2024 (c)	39,000	42,736
Sotheby’s 4.88%, 12/15/2025 (c)	30,000	28,613
Southwestern Energy Co.
6.20%, 1/23/2025	20,000	19,838
7.50%, 4/1/2026	18,000	18,855
Spectrum Brands, Inc. 5.75%, 7/15/2025	45,000	45,450
Springleaf Finance Corp.
7.75%, 10/1/2021	40,000	43,230
6.13%, 5/15/2022	5,000	5,141
5.63%, 3/15/2023	27,000	26,899

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.88%, 3/15/2025	15,000	14,993
7.13%, 3/15/2026	32,000	31,940
Sprint Capital Corp. 8.75%, 3/15/2032	63,000	70,855
Sprint Communications, Inc.
7.00%, 3/1/2020 (c)	37,000	38,388
6.00%, 11/15/2022	100,000	102,000
Sprint Corp.
7.88%, 9/15/2023	146,000	157,295
7.13%, 6/15/2024	51,000	52,976
7.63%, 2/15/2025	34,000	36,057
7.63%, 3/1/2026	12,000	12,699
Standard Industries, Inc.
6.00%, 10/15/2025 (c)	45,000	46,012
5.00%, 2/15/2027 (c)	10,000	9,413
4.75%, 1/15/2028 (c)	22,000	20,321
Staples, Inc. 8.50%, 9/15/2025 (c)	70,000	65,712
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020 (a) (b) (d)	80,000	81,440
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (a) (b) (d)	25,000	25,125
Station Casinos LLC 5.00%, 10/1/2025 (c)	42,000	40,228
Steel Dynamics, Inc.
5.25%, 4/15/2023	23,000	23,340
4.13%, 9/15/2025	20,000	19,154
5.00%, 12/15/2026	15,000	14,925
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (c)	8,000	8,130
Summit Materials LLC
6.13%, 7/15/2023	10,000	10,142
5.13%, 6/1/2025 (c)	85,000	79,687
Summit Midstream Holdings LLC 5.75%, 4/15/2025	35,000	33,688
Sunoco LP
4.88%, 1/15/2023 (c)	18,000	17,820
5.50%, 2/15/2026 (c)	8,000	7,728
5.88%, 3/15/2028 (c)	3,000	2,880
SunTrust Banks, Inc.
(ICE LIBOR USD 3 Month + 3.86%), 5.62%, 12/15/2019 (a) (b) (d)	50,000	50,813
Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022 (a) (b) (d)	40,000	39,500
Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (a) (b) (d)	40,000	37,900
SUPERVALU, Inc.
6.75%, 6/1/2021	32,000	32,560
7.75%, 11/15/2022	76,000	78,945
Symantec Corp. 5.00%, 4/15/2025 (c)	29,000	28,739
Talen Energy Supply LLC 6.50%, 6/1/2025	43,000	33,110
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (c)	25,000	25,469
5.50%, 1/15/2028 (c)	5,000	5,044
Targa Resources Partners LP
4.25%, 11/15/2023	10,000	9,762
5.13%, 2/1/2025	50,000	50,250
5.88%, 4/15/2026 (c)	2,000	2,063
5.38%, 2/1/2027	10,000	10,000
5.00%, 1/15/2028 (c)	5,000	4,860
Team Health Holdings, Inc. 6.38%, 2/1/2025 (c)	67,000	57,955
TEGNA, Inc. 6.38%, 10/15/2023	60,000	61,946
Teleflex, Inc. 5.25%, 6/15/2024	53,000	54,513
Tempur Sealy International, Inc.
5.63%, 10/15/2023	42,000	41,895
5.50%, 6/15/2026	35,000	33,556
Tenet Healthcare Corp.
6.00%, 10/1/2020	73,000	75,281
4.50%, 4/1/2021	20,000	19,900
4.38%, 10/1/2021	16,000	15,931
8.13%, 4/1/2022	45,000	47,421
6.75%, 6/15/2023	59,000	58,779
4.63%, 7/15/2024	25,000	24,300
5.13%, 5/1/2025	57,000	56,145
7.00%, 8/1/2025	10,000	9,882
Tennant Co. 5.63%, 5/1/2025	50,000	50,625
Terex Corp. 5.63%, 2/1/2025 (c)	8,000	7,950
Terraform Global Operating LLC 6.13%, 3/1/2026 (c)	15,000	14,400
TerraForm Power Operating LLC
4.25%, 1/31/2023 (c)	15,000	14,663
6.62%, 6/15/2025 (c) (h)	20,000	21,200
5.00%, 1/31/2028 (c)	19,000	17,670
T-Mobile US, Inc.
6.38%, 3/1/2025	120,000	—
4.50%, 2/1/2026 ‡	10,000	—
T-Mobile USA, Inc.
6.38%, 3/1/2025	120,000	125,016
5.13%, 4/15/2025	10,000	10,075
4.50%, 2/1/2026	10,000	9,533
4.75%, 2/1/2028	20,000	9,412
Toll Brothers Finance Corp.
5.88%, 2/15/2022	11,000	11,523
4.88%, 11/15/2025	10,000	9,825
TransDigm, Inc.
5.50%, 10/15/2020	25,000	25,031
6.00%, 7/15/2022	37,000	37,601
6.50%, 7/15/2024	17,000	17,417
6.50%, 5/15/2025	33,000	33,619
TransMontaigne Partners LP 6.13%, 2/15/2026	9,000	8,483

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Transocean Guardian Ltd. 5.88%, 1/15/2024 (c)	16,000	16,140
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c)	27,000	27,438
Transocean Proteus Ltd. 6.25%, 12/1/2024 (c)	28,900	29,406
Transocean, Inc.
5.80%, 10/15/2022	4,000	3,985
9.00%, 7/15/2023 (c)	42,000	45,675
7.50%, 1/15/2026 (c)	92,000	94,990
7.50%, 4/15/2031	25,000	23,812
6.80%, 3/15/2038	44,000	38,060
9.35%, 12/15/2041 (h)	26,000	26,163
Travelport Corporate Finance plc 6.00%, 3/15/2026 (c)	19,000	19,298
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (c)	23,000	22,173
Tronox Finance plc 5.75%, 10/1/2025 (c)	23,000	21,333
Tronox, Inc. 6.50%, 4/15/2026 (c)	14,000	13,493
Tutor Perini Corp. 6.88%, 5/1/2025 (c)	51,000	52,403
Ultra Resources, Inc.
6.88%, 4/15/2022 (c)	89,000	42,275
7.13%, 4/15/2025 (c)	35,000	14,175
Unit Corp. 6.63%, 5/15/2021	38,000	38,000
United Continental Holdings, Inc. 5.00%, 2/1/2024	33,000	32,670
United Rentals North America, Inc.
5.50%, 7/15/2025	15,000	15,300
4.63%, 10/15/2025	50,000	48,500
5.88%, 9/15/2026	25,000	25,656
5.50%, 5/15/2027	5,000	4,944
4.88%, 1/15/2028	77,000	72,188
United States Steel Corp.
6.88%, 8/15/2025	8,000	8,170
6.25%, 3/15/2026	27,000	26,764
Uniti Group LP REIT, 6.00%, 4/15/2023 (c)	20,000	19,400
Univar USA, Inc. 6.75%, 7/15/2023 (c)	10,000	10,363
Univision Communications, Inc.
5.13%, 5/15/2023 (c)	15,000	14,363
5.13%, 2/15/2025 (c)	32,000	29,920
US Concrete, Inc. 6.38%, 6/1/2024	30,000	30,351
USA Compression Partners LP 6.88%, 4/1/2026 (c)	10,000	10,325
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (c)	26,000	25,935
Venator Finance SARL 5.75%, 7/15/2025 (c)	16,000	14,520
Verscend Escrow Corp. 9.75%, 8/15/2026 (c)	4,000	4,125
Vertiv Group Corp. 9.25%, 10/15/2024 (c)	114,000	118,560
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (b)	44,000	43,053
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	33,000	32,463
ViaSat, Inc. 5.63%, 9/15/2025 (c)	10,000	9,453
Vistra Energy Corp.
5.88%, 6/1/2023	35,000	35,901
7.63%, 11/1/2024	59,000	63,499
VOC Escrow Ltd. 5.00%, 2/15/2028 (c)	17,000	16,338
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053 (b)	90,000	90,706
Weatherford International LLC 9.88%, 3/1/2025 (c)	15,000	14,475
Weatherford International Ltd.
7.75%, 6/15/2021	8,000	7,940
4.50%, 4/15/2022	5,000	4,375
8.25%, 6/15/2023	14,000	13,230
9.88%, 2/15/2024	15,000	14,663
6.50%, 8/1/2036	2,000	1,505
7.00%, 3/15/2038	11,000	8,525
6.75%, 9/15/2040	4,000	3,060
WellCare Health Plans, Inc. 5.25%, 4/1/2025	28,000	28,455
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (a) (b) (d)	180,000	182,700
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (a) (b) (d)	50,000	52,595
WESCO Distribution, Inc. 5.38%, 6/15/2024	20,000	19,800
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (c)	4,000	3,790
Western Digital Corp. 4.75%, 2/15/2026	48,000	46,420
Whiting Petroleum Corp.
5.75%, 3/15/2021	61,000	62,449
6.25%, 4/1/2023	2,000	2,069
6.63%, 1/15/2026	35,000	36,400
Windstream Services LLC 9.00%, 6/30/2025 (c)	27,000	20,858
WMG Acquisition Corp.
5.00%, 8/1/2023 (c)	40,000	39,950
4.88%, 11/1/2024 (c)	15,000	14,625
5.50%, 4/15/2026 (c)	57,000	56,573
WPX Energy, Inc. 5.75%, 6/1/2026	28,000	28,350
Wyndham Destinations, Inc.
4.15%, 4/1/2024	7,000	6,790
5.10%, 10/1/2025 (h)	2,000	1,995

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.50%, 4/1/2027	11,000	10,368
Zayo Group LLC
6.38%, 5/15/2025	30,000	31,171
5.75%, 1/15/2027 (c)	29,000	29,058

		20,480,321

TOTAL CORPORATE BONDS (COST 24,358,311)		24,140,961

	Shares
COMMON STOCKS — 32.5%
Australia — 0.7%
BHP Billiton plc	1,369	29,874
Dexus, REIT	4,902	37,449
Goodman Group, REIT	14,836	111,293
Mirvac Group, REIT	42,848	74,684
Rio Tinto plc	4,547	229,358

		482,658

Austria — 0.1%
Erste Group Bank AG *	750	31,137
OMV AG	299	16,774

		47,911

Belgium — 0.1%
Ageas	206	11,074
Anheuser-Busch InBev SA/NV	40	3,501
KBC Group NV	261	19,408
Warehouses De Pauw CVA, REIT, CVA	372	48,952

		82,935

Brazil — 0.6%
Ambev SA (Preference)	22,523	102,617
BB Seguridade Participacoes SA	13,154	78,301
Cielo SA	7,600	22,959
Engie Brasil Energia SA	4,766	41,953
Itau Unibanco Holding SA (Preference)	10,843	118,484
Petrobras Distribuidora SA	6,720	32,397

		396,711

Canada — 0.4%
Allied Properties, REIT	3,359	112,084
TransCanada Corp.	4,407	178,306

		290,390

Chile — 0.1%
Banco Santander Chile, ADR	2,191	70,068

China — 1.5%
China Construction Bank Corp., Class H	62,000	54,194
China Construction Bank Corp., Class H	57,000	49,804
China Life Insurance Co. Ltd., Class H	13,000	29,544
China Mobile Ltd.	9,000	88,487
China Overseas Land & Investment Ltd.	24,000	75,142
China Pacific Insurance Group Co. Ltd., Class H	30,600	117,583
China Resources Power Holdings Co. Ltd.	62,000	109,387
CNOOC Ltd.	55,000	108,907
Guangdong Investment Ltd.	20,000	35,439
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,700	21,664
Huayu Automotive Systems Co. Ltd., Class A	20,100	65,735
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,411	57,577
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,400	44,621
Midea Group Co. Ltd., Class A ‡	1,400	8,200
Ping An Insurance Group Co. of China Ltd., Class H	8,500	86,107
SAIC Motor Corp. Ltd., Class A	8,603	41,612

		994,003

Colombia — 0.0% (i)
Millicom International Cellular SA, SDR	156	8,947

Czech Republic — 0.2%
Komercni banka A/S	2,398	98,113
Moneta Money Bank A/S (j)	9,999	36,790

		134,903

Denmark — 0.1%
Novo Nordisk A/S, Class B	1,909	89,847
Tryg A/S	590	14,692

		104,539

Finland — 0.2%
Elisa OYJ	368	15,601
Fortum OYJ	672	16,841
Konecranes OYJ	1,259	48,119
Metso OYJ	420	14,865
Nokian Renkaat OYJ	223	9,128
Stora Enso OYJ, Class R	591	11,286
UPM-Kymmene OYJ	526	20,629

		136,469

France — 2.7%
Airbus SE	23	2,889
Airbus SE	430	53,983
Amundi SA (j)	120	8,987
AXA SA	1,161	31,110
Bouygues SA	390	16,872
Capgemini SE	376	47,338
Cie Generale des Etablissements Michelin SCA	1,288	153,730
CNP Assurances	652	15,717
Covivio, REIT	844	88,128
Credit Agricole SA	890	12,794
Engie SA	1,531	22,540
Eutelsat Communications SA	627	14,813
Gecina SA, REIT	94	15,694
ICADE, REIT	151	13,955
LVMH Moet Hennessy Louis Vuitton SE	469	165,731
Natixis SA	2,276	15,456
Orange SA	8,246	131,207
Peugeot SA	464	12,517

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Publicis Groupe SA	299	17,856
Renault SA	219	18,944
Rexel SA	600	9,012
Sanofi	2,470	220,688
Schneider Electric SE	2,678	215,035
SCOR SE	356	16,505
TOTAL SA	4,916	319,642
Veolia Environnement SA	830	16,562
Vinci SA	2,285	217,394

		1,875,099

Germany — 1.3%
Allianz SE (Registered)	1,129	251,278
Aroundtown SA	9,204	82,000
BASF SE	386	34,251
Bayerische Motoren Werke AG	264	23,784
Daimler AG (Registered)	508	32,015
Deutsche Telekom AG (Registered) *	10,900	175,475
E.ON SE	2,037	20,728
Evonik Industries AG	255	9,120
Hannover Rueck SE	118	16,656
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	113	24,960
RWE AG	705	17,406
Schaeffler AG (Preference)	1,029	13,125
Telefonica Deutschland Holding AG	3,479	14,696
TUI AG	745	14,291
Volkswagen AG (Preference)	324	56,899
Vonovia SE	1,791	87,595

		874,279

Hong Kong — 0.6%
Hang Seng Bank Ltd.	4,400	119,390
HKT Trust & HKT Ltd.	53,000	72,878
Hong Kong Exchanges & Clearing Ltd.	1,900	54,292
New World Development Co. Ltd.	59,000	80,135
WH Group Ltd. (j)	46,500	32,645
Wharf Real Estate Investment Co. Ltd.	11,000	70,868

		430,208

Hungary — 0.1%
OTP Bank Nyrt.	2,674	99,095

India — 0.1%
Infosys Ltd., ADR	8,766	89,150

Indonesia — 0.2%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	4,567	111,800

Ireland — 0.0% (i)
AIB Group plc	2,669	13,641
Bank of Ireland Group plc	1,873	14,323

		27,964

Italy — 0.4%
Assicurazioni Generali SpA	1,153	19,855
Enel SpA	23,513	120,187
Eni SpA	1,560	29,405
Mediobanca Banca di Credito Finanziario SpA	1,367	13,604
Poste Italiane SpA (j)	1,837	14,653
Snam SpA	3,850	16,010
Telecom Italia SpA	24,405	13,092
Terna Rete Elettrica Nazionale SpA	2,742	14,647

		241,453

Japan — 0.9%
Bridgestone Corp.	1,500	56,690
Invesco Office J-Reit, Inc., REIT	248	35,400
Japan Airlines Co. Ltd.	2,400	86,261
Japan Hotel REIT Investment Corp., REIT	84	61,130
JXTG Holdings, Inc.	9,900	74,882
Kenedix Office Investment Corp., REIT	4	25,521
Kenedix Retail REIT Corp., REIT	11	23,566
Mitsubishi Estate Co. Ltd.	2,600	44,148
Nippon Prologis REIT, Inc., REIT	26	51,504
Sumitomo Mitsui Financial Group, Inc.	1,500	60,366
Tokio Marine Holdings, Inc.	2,100	104,252

		623,720

Luxembourg — 0.0% (i)
RTL Group SA	198	14,123
SES SA, FDR	813	17,840

		31,963

Macau — 0.1%
Sands China Ltd.	13,600	61,248

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	12,896	26,386
Fibra Uno Administracion SA de CV, REIT	50,593	66,911
Kimberly-Clark de Mexico SAB de CV, Class A	57,811	102,623
Wal-Mart de Mexico SAB de CV	34,689	105,231

		301,151

Netherlands — 0.8%
ABN AMRO Group NV, CVA (j)	634	17,266
Aegon NV	2,802	18,187
Akzo Nobel NV	707	66,135
Eurocommercial Properties NV, REIT, CVA	1,075	39,366
ING Groep NV	3,840	49,840
Koninklijke Ahold Delhaize NV	740	16,977
Koninklijke KPN NV	3,919	10,338
NN Group NV	405	18,076
Randstad NV	264	14,091
Royal Dutch Shell plc, Class A	4,715	161,542
Royal Dutch Shell plc, Class B	3,144	110,061

		521,879

Norway — 0.4%
Aker BP ASA	398	16,853
DNB ASA	973	20,476
Equinor ASA	670	18,838
Marine Harvest ASA	731	16,939
Norsk Hydro ASA	14,717	88,256

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Telenor ASA	5,319	104,016

		265,378

Portugal — 0.0% (i)
EDP — Energias de Portugal SA	4,389	16,194
Galp Energia SGPS SA	553	10,965

		27,159

Russia — 0.6%
Alrosa PJSC	35,000	57,006
Moscow Exchange MICEX-RTS PJSC	66,833	99,405
Sberbank of Russia PJSC	44,183	136,574
Sberbank of Russia PJSC, ADR	4,979	62,611
Severstal PJSC, GDR (j)	1,552	25,860

		381,456

Singapore — 0.3%
Ascendas, REIT	16,320	31,524
City Developments Ltd.	5,000	33,336
DBS Group Holdings Ltd.	6,900	131,632

		196,492

South Africa — 0.5%
Absa Group Ltd.	1,675	17,965
Anglo American plc	1,013	22,662
AVI Ltd.	12,162	91,413
Bid Corp. Ltd.	2,260	47,106
FirstRand Ltd.	17,038	81,729
SPAR Group Ltd. (The)	2,608	33,958
Vodacom Group Ltd.	5,663	50,403

		345,236

South Korea — 0.5%
KT&G Corp.	984	92,257
Orange Life Insurance Ltd. (j)	430	13,220
Samsung Electronics Co. Ltd.	2,760	115,508
Samsung Fire & Marine Insurance Co. Ltd.	240	61,447
SK Telecom Co. Ltd., ADR	1,137	31,700

		314,132

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	259	11,001
Aena SME SA (j)	105	18,192
Bankinter SA	1,048	9,627
CaixaBank SA	4,002	18,201
Enagas SA	556	14,986
Endesa SA	717	15,466
Iberdrola SA	32,295	237,202
Industria de Diseno Textil SA	1,645	49,698
Mapfre SA	4,881	15,267
Merlin Properties Socimi SA, REIT	6,213	84,246
Naturgy Energy Group SA	608	16,574
Red Electrica Corp. SA	780	16,306
Repsol SA	1,129	22,475
Telefonica SA	3,266	25,763

		555,004

Sweden — 0.4%
Boliden AB	641	17,827
Lundin Petroleum AB	445	16,962
Nordea Bank AB	2,251	24,492
Skandinaviska Enskilda Banken AB, Class A	1,782	19,866
SKF AB, Class B	517	10,173
Svenska Handelsbanken AB, Class A	5,771	72,782
Swedbank AB, Class A	867	21,443
Swedish Match AB	315	16,101
Tele2 AB, Class B	1,191	14,314
Telia Co. AB	3,883	17,806
Volvo AB, Class B	953	16,808

		248,574

Switzerland — 1.9%
Credit Suisse Group AG (Registered) *	1,359	20,392
Ferguson plc	1,219	103,398
Glencore plc *	24,230	104,448
Novartis AG (Registered)	4,824	415,243
Roche Holding AG	1,509	364,900
Swiss Re AG	1,108	102,087
UBS Group AG (Registered) *	1,792	28,293
Zurich Insurance Group AG	476	150,085

		1,288,846

Taiwan — 1.4%
Asustek Computer, Inc.	7,000	60,556
Chicony Electronics Co. Ltd.	7,035	14,242
Delta Electronics, Inc.	11,000	47,155
MediaTek, Inc.	7,000	56,484
Mega Financial Holding Co. Ltd.	62,000	55,819
Novatek Microelectronics Corp.	16,000	78,958
President Chain Store Corp.	4,000	46,963
Quanta Computer, Inc.	29,000	50,535
Taiwan Mobile Co. Ltd.	26,000	93,226
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,492	330,847
Vanguard International Semiconductor Corp.	46,000	102,662

		937,447

Thailand — 0.3%
Siam Cement PCL (The)	4,400	63,920
Siam Commercial Bank PCL (The)	24,600	113,333
Thai Oil PCL	17,200	47,095

		224,348

Turkey — 0.1%
Tofas Turk Otomobil Fabrikasi A/S	5,280	18,676
Tupras Turkiye Petrol Rafinerileri A/S	1,479	32,839

		51,515

United Arab Emirates — 0.2%
Emaar Development PJSC *	15,550	22,169
First Abu Dhabi Bank PJSC	22,086	86,185

		108,354

United Kingdom — 2.5%
3i Group plc	934	11,437
Admiral Group plc	575	15,587
AstraZeneca plc	1,864	145,288
Aviva plc	11,285	72,004
Babcock International Group plc	1,389	13,081
BAE Systems plc	2,694	22,091
Barratt Developments plc	1,351	9,977
Berkeley Group Holdings plc	326	15,618
BP plc	8,459	64,836

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
British American Tobacco plc	2,910	135,666
British Land Co. plc (The), REIT	1,976	15,893
Centrica plc	5,831	11,773
Compass Group plc	1,152	25,613
easyJet plc	717	12,269
GlaxoSmithKline plc	2,331	46,748
Hammerson plc, REIT	3,601	21,426
HSBC Holdings plc	7,494	65,388
Imperial Brands plc	708	24,637
International Consolidated Airlines Group SA	1,037	8,896
J Sainsbury plc	2,356	9,870
John Wood Group plc	1,000	10,033
Legal & General Group plc	6,017	20,541
Lloyds Banking Group plc	41,240	31,717
Mondi plc	389	10,651
NewRiver REIT plc, REIT	6,129	20,553
Next plc	239	17,104
Persimmon plc	618	19,027
Prudential plc	4,244	97,307
Quilter plc (j)	2,156	3,746
Royal Mail plc	1,471	9,144
RSA Insurance Group plc	1,277	9,567
Safestore Holdings plc, REIT	8,136	55,105
Schroders plc	311	12,527
Segro plc, REIT	8,604	71,596
Severn Trent plc	623	15,017
Taylor Wimpey plc	66,095	147,735
Tritax Big Box REIT plc, REIT	19,919	38,239
Tritax EuroBox plc, REIT * (j)	5,530	7,576
Unilever NV, CVA	5,101	283,742
UNITE Group plc (The), REIT	4,484	52,157
WPP plc	925	13,546

		1,694,728

United States — 11.0%
Altria Group, Inc.	2,408	145,227
American Tower Corp., REIT	416	60,445
Analog Devices, Inc.	1,109	102,538
Automatic Data Processing, Inc.	545	82,110
AvalonBay Communities, Inc., REIT	1,339	242,560
Avaya Holdings Corp. *	1,870	41,402
Brandywine Realty Trust, REIT	3,963	62,298
Bristol-Myers Squibb Co.	958	59,473
Brixmor Property Group, Inc., REIT	3,829	67,046
Camden Property Trust, REIT	905	84,681
Chevron Corp.	594	72,634
Cisco Systems, Inc.	1,738	84,554
Citigroup, Inc.	1,315	94,338
Coca-Cola Co. (The)	8,422	389,012
Comcast Corp., Class A	3,208	113,595
CVS Health Corp.	1,567	123,354
Digital Realty Trust, Inc., REIT	1,679	188,854
Douglas Emmett, Inc., REIT	1,780	67,142
DowDuPont, Inc.	735	47,268
Eaton Corp. plc	1,473	127,753
Equinix, Inc., REIT	314	135,927
Equity LifeStyle Properties, Inc., REIT	917	88,445
Essex Property Trust, Inc., REIT	423	104,358
Federal Realty Investment Trust, REIT	588	74,364
Healthcare Trust of America, Inc., Class A, REIT	2,832	75,529
Highwoods Properties, Inc., REIT	963	45,511
Home Depot, Inc. (The)	364	75,403
International Business Machines Corp.	1,711	258,720
Invitation Homes, Inc., REIT	2,457	56,290
Iron Mountain, Inc., REIT	2,343	80,880
Kilroy Realty Corp., REIT	1,038	74,414
Marathon Petroleum Corp.	1,031	82,449
Merck & Co., Inc.	4,591	325,686
Microsoft Corp.	477	54,555
Mid-America Apartment Communities, Inc., REIT	1,053	105,490
Mondelez International, Inc., Class A	2,690	115,562
Morgan Stanley	2,621	122,060
National Health Investors, Inc., REIT	1,077	81,410
NextEra Energy, Inc.	1,692	283,579
Occidental Petroleum Corp.	895	73,542
Park Hotels & Resorts, Inc., REIT	4,100	134,562
PepsiCo, Inc.	2,557	285,873
Pfizer, Inc.	10,893	480,055
Philip Morris International, Inc.	2,861	233,286
Principal Financial Group, Inc.	1,676	98,197
Prologis, Inc., REIT	4,017	272,312
Public Storage, REIT	1,017	205,058
Rexford Industrial Realty, Inc., REIT	1,400	44,744
Sunstone Hotel Investors, Inc., REIT	3,195	52,270
Texas Instruments, Inc.	1,243	133,362
Union Pacific Corp.	777	126,519
UnitedHealth Group, Inc.	360	95,774
Ventas, Inc., REIT	853	46,386
Verizon Communications, Inc.	6,748	360,276
Vornado Realty Trust, REIT	2,785	203,305
Xcel Energy, Inc.	3,143	148,381

		7,490,818

TOTAL COMMON STOCKS (COST $21,094,224)		22,168,030

	Shares
INVESTMENT COMPANIES — 12.0%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (k)	173,195	1,376,902
JPMorgan Equity Income Fund Class R6 Shares (k)	225,982	4,094,789

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
JPMorgan Floating Rate Income Fund Class R6 Shares (k)	288,428	2,711,226

TOTAL INVESTMENT COMPANIES (COST $7,666,650)		8,182,917

	Principal Amount ($)
MORTGAGE-BACKED SECURITIES — 5.1%
United States — 5.1%
FHLMC Gold Pools, 30 Year, Single Family
Pool # G67700, 3.50%, 8/1/2046	104,676	103,617
Pool # G60852, 4.00%, 8/1/2046	55,537	56,407
Pool # G61096, 3.50%, 2/1/2047	151,160	149,161
Pool # G08756, 3.00%, 4/1/2047	73,041	69,962
Pool # G67703, 3.50%, 4/1/2047	26,420	26,082
Pool # G67704, 4.00%, 8/1/2047	21,753	22,131
Pool # G67705, 4.00%, 10/1/2047	27,456	27,891
Pool # Q52307, 3.50%, 11/1/2047	19,172	18,926
Pool # G67706, 3.50%, 12/1/2047	359,731	355,117
Pool # Q53751, 3.50%, 1/1/2048	162,850	160,335
Pool # G67708, 3.50%, 3/1/2048	498,382	491,604
Pool # G67714, 4.00%, 7/1/2048	49,375	50,160
FNMA, 20 Year, Single Family
Pool # BM3100, 4.00%, 11/1/2037	27,518	28,081
Pool # BM3569, 3.50%, 2/1/2038	66,512	66,537
Pool # BM3791, 3.50%, 4/1/2038	48,539	48,366
FNMA, 30 Year, Single Family
Pool # AS4085, 4.00%, 12/1/2044	23,718	24,142
Pool # BM1909, 4.00%, 2/1/2045	43,863	44,746
Pool # AL7941, 4.00%, 12/1/2045	143,599	145,994
Pool # MA2670, 3.00%, 7/1/2046	74,758	71,631
Pool # MA2863, 3.00%, 1/1/2047	222,101	212,741
Pool # AS8784, 3.00%, 2/1/2047	54,375	52,082
Pool # MA2920, 3.00%, 3/1/2047	81,106	77,686
Pool # BM4028, 3.50%, 10/1/2047	38,730	38,255
Pool # BM3357, 3.50%, 11/1/2047	76,597	76,025
Pool # BM3778, 3.50%, 12/1/2047	247,319	245,106
Pool # CA0906, 3.50%, 12/1/2047	132,869	131,181
Pool # MA3210, 3.50%, 12/1/2047	28,388	27,953
Pool # BH9215, 3.50%, 1/1/2048	4,809	4,735
Pool # CA0995, 3.50%, 1/1/2048	153,173	151,227
Pool # BM3788, 3.50%, 3/1/2048	309,626	306,859
FNMA, Other
Pool # AN7845, 3.08%, 12/1/2029	30,000	28,404
Pool # AN8281, 3.19%, 2/1/2030	20,000	19,050
Pool # AN8572, 3.55%, 4/1/2030	20,000	19,782
Pool # AN9116, 3.61%, 5/1/2030	13,000	12,931
Pool # AN3747, 2.87%, 2/1/2032	12,000	10,920
Pool # AN6122, 3.06%, 8/1/2032	20,000	18,477
Pool # BM3226, 3.44%, 10/1/2032	19,934	19,287
Pool # AN7633, 3.13%, 12/1/2032	10,000	9,351
Pool # AN8095, 3.24%, 1/1/2033	18,000	16,953

TOTAL MORTGAGE-BACKED SECURITIES (COST 3,486,185)		3,439,895

ASSET-BACKED SECURITIES — 3.8%
United States — 3.8%
ABFC Trust Series 2003-OPT1, Class M1, 3.25%, 2/25/2033 ‡ (l)	197,663	199,227
ACE Securities Corp. Home Equity Loan Trust Series 2003-HE1, Class M1, 3.19%, 11/25/2033 (l)	101,824	100,123
American Credit Acceptance Receivables Trust Series 2018-3, Class D, 4.14%, 10/15/2024 (c)	14,000	14,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2003-10, Class M1, 3.27%, 12/25/2033 ‡ (l)	51,715	51,052
Series 2003-10, Class M2, 4.77%, 12/25/2033 ‡ (l)	56,727	55,810

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	18,701	18,601
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6, Class M2, 4.69%, 11/25/2033 ‡ (l)	80,577	80,977
Bayview Opportunity Master Fund Trust Series 2018-RN5, Class A1, 3.82%, 4/28/2033 ‡ (c) (h)	128,382	128,057
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 4.09%, 7/25/2034 ‡ (l)	17,596	17,497
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 2.97%, 5/25/2034 ‡ (l)	23,881	23,854
Series 2006-19, Class 2A2, 2.38%, 3/25/2037 ‡ (l)	89,297	88,457
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 4.54%, 5/25/2034 (l)	44,010	42,450
Series 2004-5, Class M3, 3.94%, 7/25/2034 ‡ (l)	70,417	71,418
Drive Auto Receivables Trust Series 2018-4, Class D, 4.09%, 1/15/2026	15,000	15,045
Fremont Home Loan Trust
Series 2003-A, Class M1, 3.19%, 8/25/2033 ‡ (l)	75,988	73,981
Series 2004-1, Class M4, 3.64%, 2/25/2034 ‡ (l)	68,207	68,732
GSAMP Trust Series 2003-SEA, Class A1, 2.62%, 2/25/2033 ‡ (l)	171,314	168,670
Home Equity Asset Trust
Series 2005-7, Class M1, 2.67%, 1/25/2036 ‡ (l)	76,784	77,051
Series 2007-2, Class 2A2, 2.40%, 7/25/2037 ‡ (l)	22,634	22,594
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-B, Class 2A3, 2.41%, 6/25/2036 ‡ (l)	58,435	56,880
Long Beach Mortgage Loan Trust Series 2004-6, Class A3, 3.52%, 11/25/2034 ‡ (l)	114,270	114,998
MASTR Asset-Backed Securities Trust Series 2004-OPT2, Class M1, 3.12%, 9/25/2034 ‡ (l)	21,923	21,351
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 4.47%, 3/25/2033 ‡ (l)	183,557	177,314
Series 2003-NC10, Class M1, 3.24%, 10/25/2033 ‡ (l)	30,920	30,637
Series 2004-HE3, Class M1, 3.07%, 3/25/2034 ‡ (l)	76,238	74,264
Series 2004-NC7, Class M2, 3.15%, 7/25/2034 ‡ (l)	48,276	48,683
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (c)	10,000	9,998
RAMP Trust
Series 2005-RS6, Class M4, 3.19%, 6/25/2035 ‡ (l)	250,000	250,328
Series 2006-RZ3, Class M1, 2.57%, 8/25/2036 ‡ (l)	200,000	197,517
Renaissance Home Equity Loan Trust Series 2003-3, Class A, 3.22%, 12/25/2033 (l)	33,585	33,018
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 4.24%, 8/25/2034 ‡ (l)	115,479	108,988
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 3.19%, 10/25/2033 ‡ (l)	14,377	14,361
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 2.39%, 1/25/2037 (l)	101,527	99,369
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 2.37%, 1/25/2037 ‡ (l)	55,775	55,526

TOTAL ASSET-BACKED SECURITIES (COST 2,529,224)		2,610,828

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
United States — 3.4%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 4.52%, 6/25/2045 (l)	37,860	38,840
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.03%, 2/20/2036 (l)	27,477	27,318
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 3.69%, 2/25/2035 (l)	17,408	17,260
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 3.97%, 5/25/2035 (l)	49,198	49,930
Bear Stearns ARM Trust
Series 2004-9, Class 22A1, 4.59%, 11/25/2034 (l)	106,612	108,296
Series 2006-1, Class A1, 3.67%, 2/25/2036 (l)	24,203	24,409
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 3.41%, 9/25/2035 (l)	57,078	57,954
COLT Mortgage Loan Trust Series 2018-2, Class A1, 3.47%, 7/27/2048 (c) (l)	177,463	176,841

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.52%, 9/25/2030 (l)	250,000	253,103
First Horizon Mortgage Pass-Through Trust Series 2004-AR7, Class 4A1, 3.77%, 2/25/2035 (l)	19,532	19,591
FNMA, Connecticut Avenue Securities Series 2017-C05, Class 1M1, 2.77%, 1/25/2030 (l)	133,922	134,043
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 2.66%, 5/25/2035 (l)	57,915	57,338
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, 3.77%, 6/25/2048 (c) (l)	190,070	190,073
Impac CMB Trust
Series 2004-6, Class 1A2, 3.00%, 10/25/2034 (l)	68,351	66,969
Series 2004-7, Class 1A2, 3.14%, 11/25/2034 (l)	99,255	96,522
Series 2005-4, Class 1A1A, 2.76%, 5/25/2035 (l)	232,149	230,820
Series 2005-8, Class 1AM, 2.92%, 2/25/2036 (l)	162,734	152,889
JP Morgan Alternative Loan Trust Series 2007-A2, Class 12A3, 2.41%, 6/25/2037 (l)	56,002	55,821
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	11,296	10,836
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.18%, 4/21/2034 (l)	26,370	27,079
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.76%, 1/25/2037 (l)	12,855	12,416
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 4.23%, 7/25/2034 (l)	31,408	30,969
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 2.50%, 12/25/2035 (l)	59,925	58,796
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	9,669	9,596
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.66%, 3/25/2035 (l)	23,233	22,864
Series 2005-AR5, Class A6, 3.89%, 5/25/2035 (l)	37,377	37,638
Wells Fargo Mortgage Backed Securities Trust
Series 2004-W, Class A1, 3.94%, 11/25/2034 (l)	47,596	48,157
Series 2004-Z, Class 2A2, 3.76%, 12/25/2034 (l)	29,378	29,984
Series 2005-AR1, Class 1A1, 3.84%, 2/25/2035 (l)	23,324	23,864
Series 2006-AR2, Class 2A3, 3.96%, 3/25/2036 (l)	36,998	37,422
Series 2006-AR3, Class A3, 4.02%, 3/25/2036 (l)	29,376	29,315
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE, Class 2A2, 4.37%, 12/25/2034 (l)	37,474	38,592
Series 2005-AR2, Class 2A2, 3.93%, 3/25/2035 (l)	19,979	20,422
Series 2005-AR3, Class 1A1, 4.39%, 3/25/2035 (l)	41,766	43,017
Series 2005-AR3, Class 2A1, 4.47%, 3/25/2035 (l)	31,265	31,795
Series 2005-16, Class A8, 5.75%, 12/25/2035	12,852	13,677

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,233,430)		2,284,456

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Cayman Islands — 0.4%
GPMT Ltd. Series 2018-FL1, Class AS, 3.38%, 11/21/2035 ‡ (c) (l)	250,000	250,234

United States — 0.3%
Citigroup Commercial Mortgage Trust Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	10,000	9,950
DBGS Mortgage Trust Series 2018-5BP, Class B, 2.99%, 6/15/2033 ‡ (c) (l)	100,000	99,341
FHLMC Multifamily Structured Pass-Through Certificates Series K716, Class X3, IO, 1.85%, 8/25/2042 (l)	105,785	4,803
FREMF Series 2018-KF46, Class B, 4.06%, 3/25/2028 (c) (l)	10,000	10,062
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.46%, 5/25/2022 (c) (l)	2,427	2,496
Series 2015-KF10, Class B, 8.21%, 7/25/2022 (c) (l)	5,136	5,485
Series 2018-KF50, Class B, 4.01%, 7/25/2028 (c) (l)	10,000	10,000
Series 2017-K67, Class C, 4.08%, 9/25/2049 (c) (l)	5,000	4,663
GS Mortgage Securities Trust Series 2007-GG10, Class AM, 5.98%, 8/10/2045 (l)	66,095	66,967
LB-UBS Commercial Mortgage Trust

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (l)	37,829	26,102
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.42%, 7/11/2040 (c) (l)	10,000	9,621

		249,490

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST 510,530)		499,724

	Shares
PREFERRED STOCKS — 0.4%
United States — 0.4%
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value) (m)	1,000	26,000
Series HH, 5.88%, 7/24/2023 ($25 par value) (m)	2,000	51,000
Dominion Energy, Inc., Series A, 5.25%, 7/30/2076 ($25 par value)	3,000	70,980
Goldman Sachs Group, Inc. (The),
Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value) (b) (m)	1,000	25,440
Morgan Stanley, Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (b) (m)	1,000	25,430
Southern Co. (The), 5.25%, 10/1/2076 ($25 par value)	800	18,648
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (b) (m)	1,000	25,710
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value) (m)	1,000	25,130
Wells Fargo & Co., Series Q, (ICE LIBOR USD 3 Month + 3.09%), 5.85%, 9/15/2023 ($25 par value) (b) (m)	1,000	25,770

TOTAL PREFERRED STOCKS (COST $298,387)		294,108

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (n) (Cost $274,263)	275,000	273,915

	No. of Warrants
WARRANTS — 0.3%
Switzerland — 0.3%
Fuyao Glass Industry Group Co. Ltd expiring 3/6/2019 *	24,463	90,826
Midea Group Co. Ltd. expiring 3/6/2019 *	9,924	58,345
SAIC Motor Corp., Ltd. expiring 2/11/2019 *	8,785	42,652

TOTAL WARRANTS (Cost $235,031)		191,823

	Principal Amount ($)
LOAN ASSIGNMENTS — 0.1% (o)
United States — 0.1%
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.49%, 10/2/2024 (b)	13,000	13,010
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 6.25%), 7.25% 9/21/2025 (b) (p)	12,570	12,570
JC Penney Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023 (b) (p)	61	56
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.74%, 11/1/2024 (b)	64,338	64,402

TOTAL LOAN ASSIGNMENTS (COST 89,822)		90,038

CONVERTIBLE BONDS — 0.0% (i)
United States — 0.0% (i)
Liberty Interactive LLC
4.00%, 11/15/2029	3,000	2,078
3.75%, 2/15/2030	2,000	1,370

TOTAL CONVERTIBLE BONDS (COST 3,267)		3,448

	Shares
SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 4.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (k) (q) (Cost $3,313,645)	3,313,645	3,313,645

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Total Investments — 98.8% (Cost 66,092,969)		67,493,788
Other Assets Less Liabilities — 1.2%		850,839

Net Assets — 100.0%		68,344,627

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2018

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	12.1%
Banks	6.7
Oil, Gas & Consumable Fuels	6.4
Equity Real Estate Investment Trusts (REITs)	6.1
Thrifts & Mortgage Finance	5.4
Pharmaceuticals	3.9
Asset-Backed Securities	3.9
Collateralized Mortgage Obligations	3.4
Insurance	3.4
Diversified Telecommunication Services	3.3
Capital Markets	2.7
Health Care Providers & Services	2.4
Media	2.4
Metals & Mining	1.6
Hotels, Restaurants & Leisure	1.6
Electric Utilities	1.5
Wireless Telecommunication Services	1.4
IT Services	1.4
Semiconductors & Semiconductor Equipment	1.2
Beverages	1.2
Food Products	1.2
Energy Equipment & Services	1.1
Auto Components	1.0
Consumer Finance	1.0
Tobacco	1.0
Others (each less than 1.0%)	17.8
Short-Term Investments	4.9

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	14	12/2018	USD	2,042,950	4,979
U.S. Treasury Ultra Bond	21	12/2018	USD	3,239,250	(126,954)

					(121,975)

Short Contracts
Foreign Exchange GBP/USD	(18)	12/2018	USD	(1,471,275)	1,653
MSCI Emerging Markets E-Mini Index	(37)	12/2018	USD	(1,941,760)	(51,402)

					(49,749)

					(171,724)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Abbreviations

ABS	Asset-backed securities
ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipt
USD	United States Dollar
(a)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2018.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Defaulted security.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2018.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(k)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2018.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of September 30, 2018.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(p)	All or a portion of this security is unsettled as of September 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$314,003	$2,296,825	$2,610,828
Collateralized Mortgage Obligations
Other Collateralized Mortgage Obligations	—	2,284,456	—	2,284,456
Commercial Mortgage-Backed Securities
Cayman Islands	—	—	250,234	250,234
United States	—	124,047	125,443	249,490

Total Commercial Mortgage-Backed Securities	—	124,047	375,677	499,724

Common Stocks
Australia	—	482,658	—	482,658
Austria	—	47,911	—	47,911
Belgium	—	82,935	—	82,935
China	49,804	935,999	8,200	994,003
Colombia	—	8,947	—	8,947
Czech Republic	—	134,903	—	134,903
Denmark	—	104,539	—	104,539
Finland	—	136,469	—	136,469
France	29,649	1,845,450	—	1,875,099
Germany	—	874,279	—	874,279
Hong Kong	—	430,208	—	430,208
Hungary	—	99,095	—	99,095
Ireland	—	27,964	—	27,964
Italy	—	241,453	—	241,453
Japan	—	623,720	—	623,720
Luxembourg	17,840	14,123	—	31,963
Macau	—	61,248	—	61,248
Netherlands	39,366	482,513	—	521,879
Norway	—	265,378	—	265,378
Portugal	16,194	10,965	—	27,159
Russia	219,022	162,434	—	381,456
Singapore	—	196,492	—	196,492
South Africa	125,371	219,865	—	345,236
South Korea	185,404	128,728	—	314,132
Spain	—	555,004	—	555,004
Sweden	—	248,574	—	248,574
Switzerland	—	1,288,846	—	1,288,846
Taiwan	330,847	606,600	—	937,447
Thailand	160,428	63,920	—	224,348
Turkey	—	51,515	—	51,515

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Arab Emirates	$—	$108,354	$—	$108,354
United Kingdom	19,349	1,675,379	—	1,694,728
Other Common Stocks	8,750,088	—	—	8,750,088

Total Common Stocks	9,943,362	12,216,468	8,200	22,168,030

Convertible Bonds
Other Convertible Bonds	—	3,448	—	3,448
Corporate Bonds
United States	—	20,480,312	9	20,480,321
Other Corporate Bonds	—	3,660,640	—	3,660,640

Total Corporate Bonds	—	24,140,952	9	24,140,961

Investment Companies	8,182,917	—	—	8,182,917
Loan Assignments
Other Loan Assignments	—	90,038	—	90,038
Mortgage-Backed Securities	—	3,439,895	—	3,439,895
Preferred Stocks
United States	294,108	—	—	294,108
U.S. Treasury Obligations	—	273,915	—	273,915
Warrants
Other Warrants	—	191,823	—	191,823
Short-Term Investments
Investment Companies	3,313,645	—	—	3,313,645

Total Investments in Securities	$21,734,032	$43,079,045	$2,680,711	$67,493,788

Appreciation in Other Financial Instruments
Futures Contracts	$6,632	$—	$—	$6,632

Depreciation in Other Financial Instruments
Futures Contracts	$(178,356)	$—	$—	$(178,356)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $1,112,775 are due to applying the fair value factors to certain securities during the period ended September 30, 2018.

There were no significant transfers between level 2 and level 3 during the period ended September 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2018
Investments in Securities
Asset-Backed Securities — United States	$1,966,076	$5,839	$(14,719)	$4,145	$780,299	$(444,815)	$—	$—	$2,296,825
Commercial Mortgage-Backed Securities — Cayman Islands	—	—	234	—	250,000	—	—	—	250,234
Commercial Mortgage-Backed Securities — United States	—	—	(444)	37	99,335	(19,376)	45,891	—	125,443
Common Stock — China	—	—	(1,660)	—	9,860	—	—	—	8,200
Corporate Bonds — United States	27,609	(772)	96	382	9,289	(36,595)	—	—	9

Total	$1,993,685	$5,067	$(16,493)	$4,564	$1,148,783	$(500,786)	$45,891	$—	$2,680,711

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2018, which were valued using significant unobservable inputs (level 3), amounted to $(16,493).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,296,825	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.60% (6.17%)
			Constant Default Rate	0.00% - 6.70% (3.72%)
			Yield (Discount Rate of Cash Flows)	3.04% - 6.93% (4.39%)

Asset-Backed Securities	2,296,825

	125,443	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.13% - 29.75% (9.46%)

Commercial Mortgage-Backed Securities	125,443

	8,200	Intrinsic	Strike Price	EUR 2.74

Rights	8,200

	9	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	9

Total	$2,430,477

# The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At September 30, 2018, the value of these securities was $250,234 The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.1%
Auto Components — 0.7%
BorgWarner, Inc.	88,180	3,772,340

Banks — 7.6%
Citizens Financial Group, Inc.	135,930	5,242,820
Fifth Third Bancorp	261,660	7,305,547
First Republic Bank	48,830	4,687,680
Huntington Bancshares, Inc.	285,500	4,259,660
M&T Bank Corp.	55,918	9,200,748
SunTrust Banks, Inc.	125,100	8,355,429
Zions Bancorp	41,420	2,077,213

		41,129,097

Beverages — 1.7%
Constellation Brands, Inc., Class A	22,440	4,838,513
Keurig Dr Pepper, Inc.	68,431	1,585,546
Molson Coors Brewing Co., Class B	43,470	2,673,405

		9,097,464

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	82,360	4,312,370

Capital Markets — 5.1%
Ameriprise Financial, Inc.	36,820	5,436,841
Invesco Ltd.	159,530	3,650,046
Northern Trust Corp.	57,160	5,837,751
Raymond James Financial, Inc.	55,780	5,134,549
T. Rowe Price Group, Inc.	71,260	7,780,167

		27,839,354

Chemicals — 0.9%
Sherwin-Williams Co. (The)	10,553	4,803,831

Communications Equipment — 0.9%
CommScope Holding Co., Inc. *	150,900	4,641,684

Consumer Finance — 0.8%
Ally Financial, Inc.	171,470	4,535,382

Containers & Packaging — 3.7%
Ball Corp.	230,130	10,123,419
Silgan Holdings, Inc.	171,440	4,766,032
WestRock Co.	95,820	5,120,621

		20,010,072

Distributors — 0.9%
Genuine Parts Co.	47,789	4,750,227

Electric Utilities — 2.7%
Edison International	43,270	2,928,513
Evergy, Inc.	57,980	3,184,262
Xcel Energy, Inc.	182,800	8,629,988

		14,742,763

Electrical Equipment — 2.6%
Acuity Brands, Inc.	34,300	5,391,960
AMETEK, Inc.	69,670	5,512,290
Hubbell, Inc.	22,840	3,050,739

		13,954,989

Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	61,560	5,787,871
Arrow Electronics, Inc. *	77,640	5,723,621
CDW Corp.	62,930	5,595,735
Keysight Technologies, Inc. *	81,800	5,421,704

		22,528,931

Equity Real Estate Investment Trusts (REITs) — 10.4%
American Campus Communities, Inc.	61,520	2,532,163
American Homes 4 Rent, Class A	121,500	2,659,635
AvalonBay Communities, Inc.	32,370	5,863,825
Boston Properties, Inc.	44,080	5,425,807
Brixmor Property Group, Inc.	216,420	3,789,514
Essex Property Trust, Inc.	14,010	3,456,407
Federal Realty Investment Trust	37,710	4,769,184
JBG SMITH Properties	56,702	2,088,335
Kimco Realty Corp.	182,130	3,048,856
Outfront Media, Inc.	172,867	3,448,697
Park Hotels & Resorts, Inc.	42,746	1,402,924
Rayonier, Inc.	118,665	4,012,064
Regency Centers Corp.	46,660	3,017,502
Vornado Realty Trust	73,434	5,360,682
Weyerhaeuser Co.	111,120	3,585,842
WP Carey, Inc.	29,450	1,893,930

		56,355,367

Food & Staples Retailing — 1.0%
Kroger Co. (The)	193,314	5,627,371

Food Products — 2.1%
Conagra Brands, Inc.	81,030	2,752,589
Pinnacle Foods, Inc.	65,940	4,273,571
Post Holdings, Inc. *	44,651	4,377,584

		11,403,744

Gas Utilities — 1.0%
National Fuel Gas Co.	93,310	5,230,959

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	52,900	6,954,763

Health Care Providers & Services — 6.2%
AmerisourceBergen Corp.	67,600	6,234,072
Cigna Corp.	35,090	7,307,493
Henry Schein, Inc. *	52,610	4,473,428
Humana, Inc.	13,630	4,614,028
Laboratory Corp. of America Holdings *	32,130	5,580,338
Universal Health Services, Inc., Class B	41,881	5,354,067

		33,563,426

Hotels, Restaurants & Leisure — 1.8%
Hilton Worldwide Holdings, Inc.	101,236	8,177,844
Marriott International, Inc., Class A	10,926	1,442,560

		9,620,404

Household Durables — 1.8%
Mohawk Industries, Inc. *	40,450	7,092,907
Newell Brands, Inc.	148,769	3,020,011

		10,112,918

Household Products — 0.4%
Energizer Holdings, Inc.	36,700	2,152,455

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	33,980	4,138,764

Insurance — 7.6%
Alleghany Corp.	5,008	3,267,870

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The)	139,010	6,944,940
Lincoln National Corp.	38,420	2,599,497
Loews Corp.	190,050	9,546,212
Marsh & McLennan Cos., Inc.	54,300	4,491,696
Principal Financial Group, Inc.	51,430	3,013,284
Progressive Corp. (The)	73,050	5,189,472
Unum Group	69,890	2,730,602
WR Berkley Corp.	38,710	3,094,090

		40,877,663

Interactive Media & Services — 0.7%
Match Group, Inc. *	65,530	3,794,842

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.	55,650	7,261,212

IT Services — 1.0%
Jack Henry & Associates, Inc.	35,040	5,609,203

Machinery — 2.6%
IDEX Corp.	32,340	4,872,344
Middleby Corp. (The) *	20,660	2,672,371
Snap-on, Inc.	37,120	6,815,232

		14,359,947

Media — 1.3%
CBS Corp. (Non-Voting), Class B	64,504	3,705,755
DISH Network Corp., Class A *	92,010	3,290,278

		6,996,033

Multiline Retail — 1.9%
Kohl’s Corp.	93,790	6,992,044
Nordstrom, Inc.	57,990	3,468,382

		10,460,426

Multi-Utilities — 4.3%
CMS Energy Corp.	192,370	9,426,130
Sempra Energy	45,650	5,192,688
WEC Energy Group, Inc.	132,170	8,823,669

		23,442,487

Oil, Gas & Consumable Fuels — 6.6%
Energen Corp. *	157,913	13,607,363
EQT Corp.	195,360	8,640,773
PBF Energy, Inc., Class A	84,380	4,211,406
Williams Cos., Inc. (The)	346,090	9,410,187

		35,869,729

Personal Products — 1.0%
Coty, Inc., Class A	222,750	2,797,740
Edgewell Personal Care Co. *	60,200	2,783,046

		5,580,786

Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A *	105,870	4,668,867
Cushman & Wakefield plc *	64,240	1,091,437

		5,760,304

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	46,910	4,337,299

Software — 1.0%
Synopsys, Inc. *	55,200	5,443,272

Specialty Retail — 4.4%
AutoZone, Inc. *	9,208	7,142,646
Best Buy Co., Inc.	68,420	5,429,811
Gap, Inc. (The)	170,770	4,926,714
Tiffany & Co.	48,010	6,191,850

		23,691,021

Textiles, Apparel & Luxury Goods — 2.2%
PVH Corp.	43,830	6,329,052
Ralph Lauren Corp.	39,850	5,481,368

		11,810,420

Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	59,210	5,216,993

TOTAL COMMON STOCKS (Cost $328,575,910)		531,790,312

SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $9,990,675)	9,990,675	9,990,675

Total Investments — 99.9% (Cost $338,566,585)		541,780,987
Other Assets Less Liabilities — 0.1%		617,211

Net Assets — 100.0%		542,398,198

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$541,780,987	$—	$—	$541,780,987

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There	were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 96.9%
Aerospace & Defense — 1.3%
AAR Corp.	11,600	555,524
Engility Holdings, Inc. *	9,200	331,108
HEICO Corp., Class A	8,176	617,288
Moog, Inc., Class A	2,300	197,731
Vectrus, Inc. *	27,900	870,201

		2,571,852

Air Freight & Logistics — 0.1%
Atlas Air Worldwide Holdings, Inc. *	3,200	204,000

Airlines — 0.8%
Hawaiian Holdings, Inc.	7,100	284,710
SkyWest, Inc.	21,900	1,289,910

		1,574,620

Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc. *	60,200	1,049,888
Cooper-Standard Holdings, Inc. *	12,200	1,463,756
Dana, Inc.	12,000	224,040
Modine Manufacturing Co. *	3,900	58,110
Stoneridge, Inc. *	1,300	38,636
Tower International, Inc.	3,700	111,925

		2,946,355

Banks — 9.6%
Bancorp, Inc. (The) *	34,200	327,978
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	41,700	2,162,562
Cathay General Bancorp	5,800	240,352
Central Valley Community Bancorp	2,100	45,381
Community Trust Bancorp, Inc.	1,164	53,951
Customers Bancorp, Inc. *	2,780	65,413
East West Bancorp, Inc.	24,055	1,452,200
Enterprise Financial Services Corp.	1,200	63,660
Fidelity Southern Corp.	10,144	251,368
Financial Institutions, Inc.	13,000	408,200
First BanCorp (Puerto Rico) *	255,600	2,325,960
First Business Financial Services, Inc.	3,400	78,812
First Community Bancshares, Inc.	4,000	135,520
First Financial Bancorp	4,001	118,830
First Merchants Corp.	25,600	1,151,744
Fulton Financial Corp.	36,400	606,060
Hancock Whitney Corp.	27,300	1,298,115
Hanmi Financial Corp.	24,025	598,223
Hilltop Holdings, Inc.	9,700	195,649
IBERIABANK Corp.	3,775	307,096
NBT Bancorp, Inc.	2,171	83,323
Northeast Bancorp	2,800	60,760
Pacific Mercantile Bancorp *	3,500	32,725
PacWest Bancorp	17,433	830,683
Popular, Inc. (Puerto Rico)	39,000	1,998,750
Preferred Bank	7,500	438,750
Premier Financial Bancorp, Inc.	1,700	31,433
Shore Bancshares, Inc.	4,400	78,408
Sierra Bancorp	2,050	59,245
TCF Financial Corp.	67,400	1,604,794
Towne Bank	1,377	42,481
TriCo Bancshares	3,000	115,860
TriState Capital Holdings, Inc. *	5,000	138,000
Triumph Bancorp, Inc. *	4,300	164,260
United Community Banks, Inc.	12,700	354,203
Wintrust Financial Corp.	18,900	1,605,366

		19,526,115

Biotechnology — 6.5%
Acorda Therapeutics, Inc. *	6,700	131,655
Aduro Biotech, Inc. *	43,500	319,725
Akebia Therapeutics, Inc. *	24,300	214,569
Allena Pharmaceuticals, Inc. *	18,300	196,542
AMAG Pharmaceuticals, Inc. *	23,600	472,000
Amicus Therapeutics, Inc. *	41,000	495,690
AnaptysBio, Inc. *	4,500	448,965
Aptinyx, Inc. *	600	17,376
Arrowhead Pharmaceuticals, Inc. *	26,500	508,005
Audentes Therapeutics, Inc. *	10,500	415,695
Bellicum Pharmaceuticals, Inc. *	67,400	415,184
Bluebird Bio, Inc. *	2,800	408,800
Blueprint Medicines Corp. *	6,000	468,360
Cara Therapeutics, Inc. *	12,000	287,400
Catalyst Pharmaceuticals, Inc. *	86,000	325,080
Coherus Biosciences, Inc. *	26,400	435,600
Concert Pharmaceuticals, Inc. *	13,600	201,824
Dynavax Technologies Corp. *	23,800	295,120
Esperion Therapeutics, Inc. *	6,300	279,531
FibroGen, Inc. *	8,800	534,600
Forty Seven, Inc. *	10,000	149,200
Gritstone Oncology, Inc. *	6,200	88,288
Heron Therapeutics, Inc. *	17,900	566,535
Homology Medicines, Inc. *	15,900	363,474
Insmed, Inc.*	18,700	378,114
Jounce Therapeutics, Inc. *	16,700	108,550
Loxo Oncology, Inc. *	4,900	837,067
Mersana Therapeutics, Inc. *	14,000	140,000
Principia Biopharma, Inc. *	700	20,454
Ra Pharmaceuticals, Inc. *	22,100	399,789
Radius Health, Inc. *	2,000	35,600
Rhythm Pharmaceuticals, Inc. *	10,600	309,202
Sage Therapeutics, Inc. *	3,900	550,875
Sarepta Therapeutics, Inc. *	4,000	646,040
Selecta Biosciences, Inc. *	28,846	448,555
Spark Therapeutics, Inc. *	6,900	376,395
Sutro Biopharma, Inc. *	4,900	73,500
Synergy Pharmaceuticals, Inc. *	37,000	62,900
Syros Pharmaceuticals, Inc. *	37,500	446,625
TESARO, Inc. *	2,500	97,525
Xencor, Inc. *	7,900	307,863
Y-mAbs Therapeutics, Inc. *	1,500	39,840

		13,318,112

Building Products — 0.6%
Insteel Industries, Inc.	1,500	53,820
Masonite International Corp. *	4,000	256,400
Universal Forest Products, Inc.	26,400	932,712

		1,242,932

Capital Markets — 1.8%
BGC Partners, Inc., Class A	59,500	703,290
Blucora, Inc. *	39,100	1,573,775
BrightSphere Investment Group plc	30,700	380,680
Houlihan Lokey, Inc.	5,800	260,594
INTL. FCStone, Inc. *	1,200	57,984

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Capital Markets — continued
Investment Technology Group, Inc.	26,200	567,492
Pzena Investment Management, Inc., Class A	4,700	44,838
Stifel Financial Corp.	1,300	66,638

		3,655,291

Chemicals — 1.6%
Chemours Co. (The)	6,600	260,304
FutureFuel Corp.	13,000	241,020
OMNOVA Solutions, Inc. *	10,300	101,455
Rayonier Advanced Materials, Inc.	11,900	219,317
Trinseo SA	30,500	2,388,150

		3,210,246

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	10,000	322,500
ACCO Brands Corp.	112,200	1,267,860
Essendant, Inc.	37,100	475,622
Herman Miller, Inc.	1,900	72,960
Kimball International, Inc., Class B	8,600	144,050
Knoll, Inc.	3,600	84,420
LSC Communications, Inc.	37,300	412,538
Quad/Graphics, Inc.	81,200	1,692,208
Steelcase, Inc., Class A	21,500	397,750
VSE Corp.	1,100	36,443

		4,906,351

Communications Equipment — 0.6%
Ciena Corp. *	28,100	877,844
Plantronics, Inc.	6,300	379,890

		1,257,734

Construction & Engineering — 2.5%
Comfort Systems USA, Inc.	1,200	67,680
EMCOR Group, Inc.	16,775	1,259,970
HC2 Holdings, Inc. *	107,300	656,676
KBR, Inc.	79,400	1,677,722
MasTec, Inc. *	23,000	1,026,950
Sterling Construction Co., Inc. *	12,200	174,704
Tutor Perini Corp. *	9,318	175,179

		5,038,881

Consumer Finance — 1.9%
Enova International, Inc. *	8,400	241,920
FirstCash, Inc.	20,820	1,707,240
Green Dot Corp., Class A *	21,400	1,900,748

		3,849,908

Containers & Packaging — 0.1%
Berry Global Group, Inc. *	2,059	99,635
Graphic Packaging Holding Co.	15,900	222,759

		322,394

Distributors — 0.1%
Funko, Inc., Class A *	13,000	307,970

Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc. *	5,600	631,680
K12, Inc. *	15,200	269,040
Strategic Education, Inc.	1,137	155,803
Weight Watchers International, Inc. *	7,000	503,930

		1,560,453

Diversified Financial Services — 0.0% (a)
Marlin Business Services Corp.	2,000	57,700

Diversified Telecommunication Services — 0.2%
Ooma, Inc. *	22,000	365,200

Electric Utilities — 1.2%
IDACORP, Inc.	4,100	406,843
MGE Energy, Inc.	2,450	156,432
PNM Resources, Inc.	5,700	224,865
Portland General Electric Co.	25,975	1,184,720
Spark Energy, Inc., Class A	51,200	422,400

		2,395,260

Electrical Equipment — 0.5%
Atkore International Group, Inc. *	14,900	395,297
Bloom Energy Corp., Class A *	1,300	44,304
EnerSys	4,200	365,946
Regal Beloit Corp.	2,500	206,125

		1,011,672

Electronic Equipment, Instruments & Components — 4.2%
Benchmark Electronics, Inc.	17,000	397,800
Fabrinet (Thailand) *	20,600	952,956
Insight Enterprises, Inc. *	27,300	1,476,657
KEMET Corp. *	66,200	1,228,010
Kimball Electronics, Inc. *	19,025	373,841
Littelfuse, Inc.	1,800	356,202
Methode Electronics, Inc.	15,900	575,580
Sanmina Corp. *	41,600	1,148,160
Tech Data Corp. *	24,200	1,731,994
Vishay Precision Group, Inc. *	6,700	250,580

		8,491,780

Energy Equipment & Services — 1.2%
Exterran Corp. *	18,300	485,499
FTS International, Inc. *	13,900	163,881
Mammoth Energy Services, Inc.	1,900	55,290
Matrix Service Co. *	18,300	451,095
McDermott International, Inc. *	19,133	352,621
Oil States International, Inc. *	20,100	667,320
RigNet, Inc. *	15,400	313,390

		2,489,096

Equity Real Estate Investment Trusts (REITs) — 6.2%
American Assets Trust, Inc.	8,500	316,965
Americold Realty Trust	43,100	1,078,362
Armada Hoffler Properties, Inc.	57,000	861,270
Ashford Hospitality Trust, Inc.	106,000	677,340
Braemar Hotels & Resorts, Inc.	18,900	222,453
Chatham Lodging Trust	6,500	135,785
Chesapeake Lodging Trust	7,500	240,525
CoreCivic, Inc.	10,200	248,166
CorEnergy Infrastructure Trust, Inc.	700	26,306
CoreSite Realty Corp.	4,100	455,674
Cousins Properties, Inc.	20,338	180,805
CyrusOne, Inc.	1,800	114,120
DiamondRock Hospitality Co.	25,000	291,750
First Industrial Realty Trust, Inc.	31,000	973,400
Franklin Street Properties Corp.	2,300	18,377
GEO Group, Inc. (The)	56,550	1,422,798
Getty Realty Corp.	18,500	528,360
Highwoods Properties, Inc.	5,200	245,752
Hudson Pacific Properties, Inc.	3,900	127,608
InfraREIT, Inc.	6,800	143,820
LaSalle Hotel Properties	6,000	207,540
New Senior Investment Group, Inc.	5,100	30,090

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
NexPoint Residential Trust, Inc.	15,606	518,119
Preferred Apartment Communities, Inc., Class A	15,500	272,490
PS Business Parks, Inc.	1,275	162,040
Ramco-Gershenson Properties Trust	16,700	227,120
Retail Opportunity Investments Corp.	19,600	365,932
Rexford Industrial Realty, Inc.	16,000	511,360
RLJ Lodging Trust	15,200	334,856
Sun Communities, Inc.	1,900	192,926
Sunstone Hotel Investors, Inc.	32,025	523,929
Tier REIT, Inc.	16,900	407,290
Xenia Hotels & Resorts, Inc.	22,200	526,140

		12,589,468

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc. *	23,600	632,008
Performance Food Group Co. *	20,900	695,970
SpartanNash Co.	22,380	448,943
US Foods Holding Corp. *	7,500	231,150

		2,008,071

Food Products — 0.6%
Dean Foods Co.	24,800	176,080
Limoneira Co.	17,100	446,481
Pilgrim’s Pride Corp. *	19,900	359,991
Sanderson Farms, Inc.	2,400	248,088
TreeHouse Foods, Inc. *	1,700	81,345

		1,311,985

Gas Utilities — 0.5%
New Jersey Resources Corp.	9,600	442,560
Southwest Gas Holdings, Inc.	9,000	711,270

		1,153,830

Health Care Equipment & Supplies — 3.6%
CONMED Corp.	2,300	182,206
Globus Medical, Inc., Class A *	3,900	221,364
Haemonetics Corp. *	23,600	2,704,088
Inogen, Inc. *	4,300	1,049,716
Integer Holdings Corp. *	29,000	2,405,550
Lantheus Holdings, Inc. *	34,900	521,755
Masimo Corp. *	2,200	273,988

		7,358,667

Health Care Providers & Services — 4.4%
Addus HomeCare Corp. *	16,000	1,122,400
American Renal Associates Holdings, Inc. *	9,500	205,675
Cross Country Healthcare, Inc. *	34,800	303,804
Diplomat Pharmacy, Inc. *	5,500	106,755
Encompass Health Corp.	15,400	1,200,430
Envision Healthcare Corp. *	1,613	73,763
HealthEquity, Inc. *	3,300	311,553
Molina Healthcare, Inc. *	14,600	2,171,020
Owens & Minor, Inc.	17,600	290,752
RadNet, Inc. *	21,700	326,585
Tenet Healthcare Corp. *	65,200	1,855,592
Triple-S Management Corp., Class B (Puerto Rico) *	12,200	230,458
WellCare Health Plans, Inc. *	2,600	833,274

		9,032,061

Hotels, Restaurants & Leisure — 0.8%
Dine Brands Global, Inc.	5,200	422,812
Pinnacle Entertainment, Inc. *	20,800	700,752
Ruth’s Hospitality Group, Inc.	14,600	460,630

		1,584,194

Household Durables — 1.9%
Beazer Homes USA, Inc. *	21,993	230,927
Hamilton Beach Brands Holding Co., Class A	2,400	52,656
Helen of Troy Ltd. *	10,100	1,322,090
Hooker Furniture Corp.	6,400	216,320
KB Home	23,500	561,885
Lifetime Brands, Inc.	11,000	119,900
Taylor Morrison Home Corp., Class A *	61,000	1,100,440
Turtle Beach Corp. *	8,700	173,478

		3,777,696

Household Products — 0.3%
Central Garden & Pet Co., Class A *	17,400	576,636

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp. *	33,200	73,040
Clearway Energy, Inc., Class A	3,200	60,928
Clearway Energy, Inc., Class C	48,900	941,325
Vistra Energy Corp. *	6,741	167,716

		1,243,009

Insurance — 2.4%
American Equity Investment Life Holding Co.	29,100	1,028,976
CNO Financial Group, Inc.	37,800	802,116
FedNat Holding Co.	7,700	196,196
First American Financial Corp.	8,100	417,879
HCI Group, Inc.	4,300	188,125
Heritage Insurance Holdings, Inc.	2,600	38,532
Kinsale Capital Group, Inc.	5,100	325,686
National General Holdings Corp.	3,900	104,676
Selective Insurance Group, Inc.	2,700	171,450
Stewart Information Services Corp.	11,400	513,114
United Fire Group, Inc.	2,900	147,233
Universal Insurance Holdings, Inc.	20,200	980,710

		4,914,693

Interactive Media & Services — 0.1%
QuinStreet, Inc. *	17,500	237,475

Internet & Direct Marketing Retail — 0.9%
Etsy, Inc. *	6,500	333,970
Groupon, Inc. *	57,500	216,775
Liberty Expedia Holdings, Inc., Class A *	18,400	865,536
Liberty TripAdvisor Holdings, Inc., Class A *	22,000	326,700
Shutterfly, Inc. *	3,000	197,670

		1,940,651

IT Services — 2.6%
CACI International, Inc., Class A *	4,100	755,015
Limelight Networks, Inc. *	172,000	863,440
Perspecta, Inc.	10,800	277,776
ServiceSource International, Inc. *	9,200	26,220
Travelport Worldwide Ltd.	101,800	1,717,366
Unisys Corp. *	56,900	1,160,760
Virtusa Corp. *	9,100	488,761

		5,289,338

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Life Sciences Tools & Services — 0.3%
Cambrex Corp. *	7,400	506,160

Machinery — 3.4%
Barnes Group, Inc.	4,000	284,120
Columbus McKinnon Corp.	13,800	545,652
Federal Signal Corp.	11,300	302,614
Global Brass & Copper Holdings, Inc.	36,100	1,332,090
Greenbrier Cos., Inc. (The)	3,800	228,380
Hurco Cos., Inc.	1,300	58,630
Hyster-Yale Materials Handling, Inc.	2,800	172,284
Kadant, Inc.	5,300	571,605
Meritor, Inc. *	67,700	1,310,672
Milacron Holdings Corp. *	25,500	516,375
Park-Ohio Holdings Corp.	2,700	103,545
SPX FLOW, Inc. *	3,300	171,600
Standex International Corp.	900	93,825
TriMas Corp. *	6,900	209,760
Wabash National Corp.	59,600	1,086,508

		6,987,660

Marine — 0.1%
Costamare, Inc. (Monaco)	45,100	292,699

Media — 0.9%
Gannett Co., Inc.	75,800	758,758
Gray Television, Inc. *	27,200	476,000
MDC Partners, Inc., Class A *	21,900	90,885
Nexstar Media Group, Inc., Class A	1,900	154,660
Sinclair Broadcast Group, Inc., Class A	16,900	479,115

		1,959,418

Metals & Mining — 0.9%
AK Steel Holding Corp. *	28,000	137,200
Cleveland-Cliffs, Inc. *	38,000	481,080
Commercial Metals Co.	13,400	274,968
Ramaco Resources, Inc. *	14,600	108,916
Ryerson Holding Corp. *	9,900	111,870
Warrior Met Coal, Inc.	20,900	565,136
Worthington Industries, Inc.	3,000	130,080

		1,809,250

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Invesco Mortgage Capital, Inc.	3,600	56,952
Redwood Trust, Inc.	43,200	701,568

		758,520

Oil, Gas & Consumable Fuels — 3.9%
Abraxas Petroleum Corp. *	148,600	346,238
Arch Coal, Inc., Class A	5,200	464,880
Delek US Holdings, Inc.	43,400	1,841,462
Denbury Resources, Inc. *	202,900	1,257,980
EP Energy Corp., Class A *	25,100	58,734
NACCO Industries, Inc., Class A	1,200	39,300
Peabody Energy Corp.	32,100	1,144,044
Renewable Energy Group, Inc. *	36,100	1,039,680
REX American Resources Corp. *	400	30,220
SRC Energy, Inc. *	27,600	245,364
W&T Offshore, Inc. *	148,000	1,426,720

		7,894,622

Paper & Forest Products — 1.8%
Boise Cascade Co.	9,500	349,600
Louisiana-Pacific Corp.	20,800	550,992
Schweitzer-Mauduit International, Inc.	22,100	846,651
Verso Corp., Class A *	55,900	1,882,153

		3,629,396

Personal Products — 0.1%
USANA Health Sciences, Inc. *	1,000	120,550

Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc. *	17,400	252,648
Arvinas, Inc. *	500	8,435
Assembly Biosciences, Inc. *	7,500	278,550
Dermira, Inc. *	32,200	350,980
Endo International plc *	60,900	1,024,947
Horizon Pharma plc *	44,700	875,226
Lannett Co., Inc. *	34,700	164,825
Mallinckrodt plc *	22,600	662,406
Medicines Co. (The) *	2,100	62,811
Menlo Therapeutics, Inc. *	39,500	389,075
Phibro Animal Health Corp., Class A	7,100	304,590
Revance Therapeutics, Inc. *	4,000	99,400
TherapeuticsMD, Inc. *	69,900	458,544
WaVe Life Sciences Ltd. *	10,600	530,000

		5,462,437

Professional Services — 2.9%
Acacia Research Corp. *	10,700	34,240
Barrett Business Services, Inc.	18,100	1,208,718
CRA International, Inc.	3,400	170,748
Heidrick & Struggles International, Inc.	8,500	287,725
ICF International, Inc.	6,300	475,335
Insperity, Inc.	15,300	1,804,635
Kelly Services, Inc., Class A	1,300	31,239
Kforce, Inc.	2,000	75,200
Korn/Ferry International	4,100	201,884
TriNet Group, Inc. *	11,700	658,944
TrueBlue, Inc. *	34,800	906,540

		5,855,208

Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	35,700	606,543

Road & Rail — 1.3%
ArcBest Corp.	37,600	1,825,480
Avis Budget Group, Inc. *	14,400	462,816
Covenant Transportation Group, Inc., Class A *	3,100	90,086
Schneider National, Inc., Class B	7,100	177,358
Universal Logistics Holdings, Inc.	1,900	69,920
YRC Worldwide, Inc. *	2,400	21,552

		2,647,212

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc. *	9,300	480,345
Alpha & Omega Semiconductor Ltd. *	20,050	233,182
Cohu, Inc.	21,400	537,140
Cypress Semiconductor Corp.	45,315	656,614
Ichor Holdings Ltd. *	14,900	304,258
Rudolph Technologies, Inc. *	4,900	119,805
SMART Global Holdings, Inc. *	30,600	879,444
Ultra Clean Holdings, Inc. *	39,200	491,960

		3,702,748

Software — 4.1%
Altair Engineering, Inc., Class A *	7,300	317,185
Apptio, Inc., Class A *	12,700	469,392

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software — continued
Carbon Black, Inc. *	2,800	59,304
CommVault Systems, Inc. *	22,200	1,554,000
Cornerstone OnDemand, Inc. *	4,900	278,075
Coupa Software, Inc. *	4,700	371,770
Imperva, Inc. *	12,300	571,335
MicroStrategy, Inc., Class A *	1,900	267,178
New Relic, Inc. *	5,000	471,150
Pegasystems, Inc.	2,700	169,020
QAD, Inc., Class A	1,900	107,635
Qualys, Inc. *	2,900	258,390
RingCentral, Inc., Class A *	6,218	578,585
SailPoint Technologies Holding, Inc. *	17,100	581,742
SPS Commerce, Inc. *	19,300	1,915,332
SVMK, Inc. *	15,600	250,068
Synchronoss Technologies, Inc. *	1,500	9,900
TiVo Corp.	12,100	150,645

		8,380,706

Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A	15,000	316,800
America’s Car-Mart, Inc. *	1,200	93,840
Asbury Automotive Group, Inc. *	1,700	116,875
Caleres, Inc.	19,600	702,856
Conn’s, Inc. *	6,900	243,915
Express, Inc. *	13,300	147,098
Group 1 Automotive, Inc.	4,900	318,010
Hudson Ltd., Class A *	800	18,048
Office Depot, Inc.	391,845	1,257,822
Party City Holdco, Inc. *	17,400	235,770
RH *	6,800	890,868
Signet Jewelers Ltd.	3,000	197,790
Tailored Brands, Inc.	48,600	1,224,234
Tilly’s, Inc., Class A	33,100	627,245
Zumiez, Inc. *	20,400	537,540

		6,928,711

Technology Hardware, Storage & Peripherals — 0.4%
Immersion Corp. *	71,400	754,698

Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp. *	6,100	723,338
Fossil Group, Inc. *	37,000	861,360
Perry Ellis International, Inc. *	6,600	180,378

		1,765,076

Thrifts & Mortgage Finance — 0.9%
BankFinancial Corp.	3,000	47,820
HomeStreet, Inc. *	6,600	174,900
Meta Financial Group, Inc.	5,300	438,045
MGIC Investment Corp. *	28,800	383,328
OceanFirst Financial Corp.	8,400	228,648
PennyMac Financial Services, Inc., Class A	6,300	131,670
Radian Group, Inc.	6,100	126,087
Walker & Dunlop, Inc.	6,300	333,144

		1,863,642

Tobacco — 0.1%
Turning Point Brands, Inc.	7,600	315,096

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	6,100	477,325
GMS, Inc. *	8,400	194,880
MRC Global, Inc. *	48,500	910,345
NOW, Inc. *	21,600	357,480
Titan Machinery, Inc. *	9,500	147,107
Veritiv Corp. *	2,100	76,440

		2,163,577

Water Utilities — 0.0% (a)
Consolidated Water Co. Ltd. (Cayman Islands)	1,700	23,545

TOTAL COMMON STOCKS (Cost $148,337,771)		197,749,170

	No. of Warrants
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * ‡ (Cost $–)
	355	—

	Shares
SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $5,734,599)	5,734,599	5,734,599

Total Investments — 99.7% (Cost $154,072,370)		203,483,769
Other Assets Less Liabilities — 0.3%		545,248

Net Assets — 100.0%		204,029,017

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	66	12/2018	USD	5,613,960	(82,054)

					(82,054)

Abbreviations

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

REIT	Real Estate Investment Trust
USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$203,483,769	$—	$—	(b)	$203,483,769

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(82,054)	$—	$—		$(82,054)

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	All portfolio holdings designated in level 1 and level 3 are disclosed individually in the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.9%
Aerospace & Defense — 3.5%
Boeing Co. (The)	2,210	821,899
General Dynamics Corp.	8,525	1,745,238
Northrop Grumman Corp.	4,170	1,323,433
United Technologies Corp.	1,584	221,459

		4,112,029

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	549	64,096

Airlines — 0.3%
Delta Air Lines, Inc.	6,793	392,839

Auto Components — 0.1%
BorgWarner, Inc.	3,563	152,425

Automobiles — 0.2%
Ford Motor Co.	28,841	266,779

Banks — 5.9%
Bank of America Corp.	87,522	2,578,398
Citigroup, Inc.	26,212	1,880,449
First Republic Bank	1,921	184,416
Huntington Bancshares, Inc.	21,491	320,646
SunTrust Banks, Inc.	7,634	509,875
SVB Financial Group *	843	262,030
Wells Fargo & Co.	15,593	819,568
Zions Bancorp	5,629	282,294

		6,837,676

Beverages — 2.7%
Coca-Cola Co. (The)	37,595	1,736,513
Molson Coors Brewing Co., Class B	3,979	244,709
PepsiCo, Inc.	10,725	1,199,055

		3,180,277

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. *	3,204	445,388
Biogen, Inc. *	2,151	759,970
Gilead Sciences, Inc.	4,023	310,616
Vertex Pharmaceuticals, Inc. *	4,439	855,573

		2,371,547

Building Products — 0.4%
Allegion plc	3,689	334,113
Masco Corp.	4,704	172,166

		506,279

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	9,560	487,464
Charles Schwab Corp. (The)	8,962	440,482
Intercontinental Exchange, Inc.	6,110	457,578
Morgan Stanley	37,601	1,751,079

		3,136,603

Chemicals — 0.6%
DowDuPont, Inc.	9,133	587,343
Eastman Chemical Co.	1,225	117,257

		704,600

Construction Materials — 0.1%
Vulcan Materials Co.	1,236	137,443

Consumer Finance — 0.4%
Capital One Financial Corp.	5,231	496,579

Containers & Packaging — 1.1%
Ball Corp.	3,098	136,281
Crown Holdings, Inc. *	11,900	571,200
WestRock Co.	10,759	574,961

		1,282,442

Diversified Financial Services — 0.0% (a)
Voya Financial, Inc.	1,016	50,465

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	15,773	842,120

Electric Utilities — 2.1%
NextEra Energy, Inc.	10,087	1,690,581
Xcel Energy, Inc.	14,638	691,060

		2,381,641

Electrical Equipment — 1.0%
Eaton Corp. plc	13,743	1,191,930

Entertainment — 2.1%
Electronic Arts, Inc. *	3,060	368,699
Walt Disney Co. (The)	17,692	2,068,903

		2,437,602

Equity Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	3,252	589,100
Prologis, Inc.	13,699	928,655
Ventas, Inc.	3,917	213,006
Vornado Realty Trust	4,067	296,891

		2,027,652

Food Products — 1.4%
Kraft Heinz Co. (The)	3,828	210,961
Mondelez International, Inc., Class A	33,226	1,427,389

		1,638,350

Health Care Equipment & Supplies — 3.3%
Becton Dickinson and Co.	718	187,398
Boston Scientific Corp. *	36,419	1,402,131
Intuitive Surgical, Inc. *	721	413,854
Medtronic plc	11,849	1,165,586
Zimmer Biomet Holdings, Inc.	4,782	628,690

		3,797,659

Health Care Providers & Services — 3.6%
Cigna Corp.	2,198	457,734
CVS Health Corp.	10,037	790,113
UnitedHealth Group, Inc.	10,701	2,846,894
Universal Health Services, Inc., Class B	972	124,260

		4,219,001

Hotels, Restaurants & Leisure — 0.5%
Hilton Worldwide Holdings, Inc.	1,096	88,535
Royal Caribbean Cruises Ltd.	2,894	376,046
Yum! Brands, Inc.	1,556	141,456

		606,037

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Household Durables — 0.8%
DR Horton, Inc.	4,404	185,761
Lennar Corp., Class A	14,493	676,678

		862,439

Household Products — 0.1%
Procter & Gamble Co. (The)	1,953	162,548

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	9,787	1,628,557

Insurance — 2.4%
American International Group, Inc.	22,637	1,205,194
Everest Re Group Ltd.	879	200,825
Hartford Financial Services Group, Inc. (The)	8,179	408,623
Lincoln National Corp.	7,887	533,634
Principal Financial Group, Inc.	7,646	447,979

		2,796,255

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A *	2,600	3,138,408
Alphabet, Inc., Class C *	1,400	1,670,858
Facebook, Inc., Class A *	6,460	1,062,412

		5,871,678

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc. *	2,316	4,638,948
Expedia Group, Inc.	588	76,722
Netflix, Inc. *	2,667	997,805

		5,713,475

IT Services — 5.1%
Accenture plc, Class A	5,362	912,612
Alliance Data Systems Corp.	2,648	625,352
Automatic Data Processing, Inc.	5,366	808,442
First Data Corp., Class A *	3,303	80,824
International Business Machines Corp.	393	59,425
PayPal Holdings, Inc. *	11,355	997,423
Visa, Inc., Class A	16,608	2,492,695

		5,976,773

Leisure Products — 0.1%
Hasbro, Inc.	944	99,233

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	1,870	131,910
Thermo Fisher Scientific, Inc.	2,140	522,331

		654,241

Machinery — 2.6%
Caterpillar, Inc.	7,229	1,102,350
Deere & Co.	1,736	260,973
Ingersoll-Rand plc	5,331	545,361
Snap-on, Inc.	467	85,741
Stanley Black & Decker, Inc.	6,979	1,022,005

		3,016,430

Media — 1.9%
Charter Communications, Inc., Class A *	3,954	1,288,529
Comcast Corp., Class A	15,155	536,639
Discovery, Inc., Class A *	3,092	98,944
DISH Network Corp., Class A *	7,734	276,568

		2,200,680

Multiline Retail — 0.6%
Dollar Tree, Inc. *	8,417	686,407

Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	9,021	476,219
Sempra Energy	2,270	258,213
WEC Energy Group, Inc.	3,544	236,597

		971,029

Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	3,249	397,288
Concho Resources, Inc. *	3,907	596,794
Diamondback Energy, Inc.	6,679	902,934
EOG Resources, Inc.	11,185	1,426,870
Marathon Petroleum Corp.	12,096	967,317
Occidental Petroleum Corp.	17,050	1,400,999
Parsley Energy, Inc., Class A *	16,893	494,120
Pioneer Natural Resources Co.	6,945	1,209,750

		7,396,072

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	5,991	870,612

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	1,683	104,481
Eli Lilly & Co.	4,349	466,691
Johnson & Johnson	15,461	2,136,246
Merck & Co., Inc.	14,102	1,000,396
Nektar Therapeutics *	1,980	120,701
Pfizer, Inc.	64,736	2,852,915

		6,681,430

Road & Rail — 1.8%
Norfolk Southern Corp.	7,840	1,415,120
Union Pacific Corp.	3,867	629,664

		2,044,784

Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	15,868	1,467,155
Broadcom, Inc.	2,101	518,380
Microchip Technology, Inc.	3,452	272,397
NVIDIA Corp.	8,477	2,382,207
Texas Instruments, Inc.	18,611	1,996,774
Universal Display Corp.	1,298	153,034

		6,789,947

Software — 6.5%
Microsoft Corp.	48,702	5,570,048
Oracle Corp.	1,903	98,119
salesforce.com, Inc. *	10,648	1,693,351
Workday, Inc., Class A *	1,145	167,147

		7,528,665

Specialty Retail — 3.6%
AutoZone, Inc. *	1,576	1,222,503
Home Depot, Inc. (The)	4,561	944,811
O’Reilly Automotive, Inc. *	3,171	1,101,352
Ross Stores, Inc.	9,190	910,729

		4,179,395

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	19,001	4,289,286

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	4,804	693,698

Tobacco — 0.5%
Philip Morris International, Inc.	7,083	577,548

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. *	5,107	218,529

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	6,735	472,662

TOTAL COMMON STOCKS (Cost $82,167,990)		115,216,444

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $1,581,564)	1,581,564	1,581,564

Total Investments — 100.3% (Cost $83,749,554)		116,798,008
Liabilities in Excess of Other Assets — (0.3%)		(398,450)

Net Assets — 100.0%		116,399,558

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	12/2018	USD	583,700	1,282

					1,282

Abbreviations

USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$116,798,008	$—	$—	$116,798,008

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,282	$—	$—	$1,282

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 28, 2018